UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

August 31, 2012

1.855575.105

HUN-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.4%
Ford Motor Co.	3,623,371	$ 33,842,285
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	964,853	86,344,695
Starbucks Corp.	720,142	35,726,245
		122,070,940
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	342,194	84,942,817
Media - 3.2%
Comcast Corp. Class A	2,559,823	85,830,865
News Corp. Class A	2,000,241	46,785,637
The Walt Disney Co.	1,696,977	83,949,452
Time Warner, Inc.	911,373	37,867,548
		254,433,502
Multiline Retail - 0.5%
Target Corp.	627,768	40,233,651
Specialty Retail - 1.5%
Home Depot, Inc.	1,453,256	82,472,278
Lowe's Companies, Inc.	1,117,214	31,818,255
		114,290,533
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	348,150	33,895,884
TOTAL CONSUMER DISCRETIONARY		683,709,612
CONSUMER STAPLES - 13.0%
Beverages - 3.4%
PepsiCo, Inc.	1,484,875	107,549,496
The Coca-Cola Co.	4,283,730	160,211,502
		267,760,998
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	410,481	40,173,775
CVS Caremark Corp.	1,216,696	55,420,503
Wal-Mart Stores, Inc.	1,638,341	118,943,557
Walgreen Co.	813,747	29,099,593
		243,637,428
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
H.J. Heinz Co.	303,714	$ 16,922,944
Kraft Foods, Inc. Class A	1,683,327	69,908,570
		86,831,514
Household Products - 2.8%
Colgate-Palmolive Co.	453,112	48,170,337
Procter & Gamble Co.	2,601,537	174,797,271
		222,967,608
Tobacco - 2.6%
Altria Group, Inc.	1,931,941	65,608,716
Philip Morris International, Inc.	1,619,312	144,604,562
		210,213,278
TOTAL CONSUMER STAPLES		1,031,410,826
ENERGY - 12.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	416,305	18,983,508
Halliburton Co.	876,329	28,708,538
National Oilwell Varco, Inc.	404,660	31,887,208
Schlumberger Ltd.	1,266,116	91,641,476
		171,220,730
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	474,304	32,855,038
Apache Corp.	371,068	31,819,081
Chevron Corp.	1,873,394	210,119,871
ConocoPhillips	1,200,608	68,182,528
Devon Energy Corp.	383,949	22,203,771
Exxon Mobil Corp.	4,439,689	387,584,850
Occidental Petroleum Corp.	770,051	65,462,036
Williams Companies, Inc.	594,012	19,168,767
		837,395,942
TOTAL ENERGY		1,008,616,672
FINANCIALS - 12.0%
Capital Markets - 1.2%
Bank of New York Mellon Corp.	1,132,400	25,524,296
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	467,003	$ 49,371,557
Morgan Stanley	1,445,874	21,688,110
		96,583,963
Commercial Banks - 2.9%
U.S. Bancorp	1,798,400	60,084,544
Wells Fargo & Co.	5,045,191	171,687,850
		231,772,394
Consumer Finance - 1.1%
American Express Co.	950,658	55,423,361
Capital One Financial Corp.	550,995	31,147,747
		86,571,108
Diversified Financial Services - 3.8%
Bank of America Corp.	10,231,708	81,751,347
Citigroup, Inc.	2,783,876	82,708,956
JPMorgan Chase & Co.	3,614,161	134,229,940
		298,690,243
Insurance - 2.4%
Allstate Corp.	466,513	17,391,605
Berkshire Hathaway, Inc. Class B (a)	1,669,643	140,817,691
MetLife, Inc.	1,008,323	34,414,064
		192,623,360
Real Estate Investment Trusts - 0.6%
Simon Property Group, Inc.	287,769	45,668,940
TOTAL FINANCIALS		951,910,008
HEALTH CARE - 11.3%
Biotechnology - 1.3%
Amgen, Inc.	738,379	61,964,766
Gilead Sciences, Inc. (a)	719,024	41,480,495
		103,445,261
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	522,751	30,675,029
Medtronic, Inc.	987,968	40,170,779
		70,845,808
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	984,984	53,484,631
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 8.4%
Abbott Laboratories	1,493,824	$ 97,905,225
Bristol-Myers Squibb Co.	1,603,666	52,937,015
Eli Lilly & Co.	969,524	43,541,323
Johnson & Johnson	2,607,487	175,822,848
Merck & Co., Inc.	2,887,752	124,317,724
Pfizer, Inc.	7,109,457	169,631,644
		664,155,779
TOTAL HEALTH CARE		891,931,479
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.8%
General Dynamics Corp.	342,371	22,428,724
Honeywell International, Inc.	739,778	43,240,024
Lockheed Martin Corp.	252,740	23,034,724
Raytheon Co.	316,481	17,887,506
The Boeing Co.	711,169	50,777,467
United Technologies Corp.	865,270	69,091,810
		226,460,255
Air Freight & Logistics - 1.2%
FedEx Corp.	299,420	26,238,175
United Parcel Service, Inc. Class B	910,974	67,238,991
		93,477,166
Electrical Equipment - 0.4%
Emerson Electric Co.	696,506	35,326,784
Industrial Conglomerates - 3.4%
3M Co.	658,783	61,003,306
General Electric Co.	10,059,502	208,332,286
		269,335,592
Machinery - 0.7%
Caterpillar, Inc.	619,349	52,849,050
Road & Rail - 1.0%
Norfolk Southern Corp.	309,289	22,411,081
Union Pacific Corp.	452,135	54,907,274
		77,318,355
TOTAL INDUSTRIALS		754,767,202
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 2.5%
Cisco Systems, Inc.	5,085,979	$ 97,040,479
QUALCOMM, Inc.	1,627,583	100,031,251
		197,071,730
Computers & Peripherals - 8.7%
Apple, Inc.	887,775	590,583,440
Dell, Inc.	1,411,478	14,947,552
EMC Corp. (a)	1,993,527	52,409,825
Hewlett-Packard Co.	1,877,348	31,689,634
		689,630,451
Internet Software & Services - 2.8%
eBay, Inc. (a)	1,091,078	51,793,473
Google, Inc. Class A (a)	241,439	165,407,445
		217,200,918
IT Services - 4.5%
Accenture PLC Class A	611,861	37,690,638
IBM Corp.	1,095,152	213,390,367
MasterCard, Inc. Class A	100,791	42,624,514
Visa, Inc. Class A	472,769	60,632,624
		354,338,143
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	4,776,580	118,602,481
Texas Instruments, Inc.	1,086,483	31,551,466
		150,153,947
Software - 4.2%
Microsoft Corp.	7,098,667	218,780,917
Oracle Corp.	3,684,340	116,609,361
		335,390,278
TOTAL INFORMATION TECHNOLOGY		1,943,785,467
MATERIALS - 2.0%
Chemicals - 1.6%
Dow Chemical Co.	1,134,929	33,264,769
E.I. du Pont de Nemours & Co.	889,652	44,260,187
Monsanto Co.	506,459	44,117,643
		121,642,599
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	901,119	$ 32,539,407
TOTAL MATERIALS		154,182,006
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	5,566,505	203,956,743
Verizon Communications, Inc.	2,697,361	115,824,681
		319,781,424
UTILITIES - 1.1%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	459,830	19,768,092
Exelon Corp.	809,303	29,515,280
Southern Co.	824,760	37,386,371
		86,669,743
TOTAL COMMON STOCKS (Cost $7,583,211,958)		7,826,764,439
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.14% 11/15/12 to 12/27/12 (c) (Cost $6,997,371)	$ 7,000,000	6,997,990
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $52,455,515)	52,455,515	52,455,515
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $7,642,664,844)		7,886,217,944
NET OTHER ASSETS (LIABILITIES) - 0.4%		29,688,394
NET ASSETS - 100%		$ 7,915,906,338
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
478 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 33,581,890	$ 1,777,547
156 CME S&P 500 Index Contracts	Sept. 2012	54,798,900	68,903
TOTAL EQUITY INDEX CONTRACTS		$ 88,380,790	$ 1,846,450

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,298,908.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,322
Fidelity Securities Lending Cash Central Fund	114,859
Total	$ 194,181
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 683,709,612	$ 683,709,612	$ -	$ -
Consumer Staples	1,031,410,826	1,031,410,826	-	-
Energy	1,008,616,672	1,008,616,672	-	-
Financials	951,910,008	951,910,008	-	-
Health Care	891,931,479	891,931,479	-	-
Industrials	754,767,202	754,767,202	-	-
Information Technology	1,943,785,467	1,943,785,467	-	-
Materials	154,182,006	154,182,006	-	-
Telecommunica- tion Services	319,781,424	319,781,424	-	-
Utilities	86,669,743	86,669,743	-	-
U.S. Government and Government Agency Obligations	6,997,990	-	6,997,990	-
Money Market Funds	52,455,515	52,455,515	-	-
Total Investments in Securities:	$ 7,886,217,944	$ 7,879,219,954	$ 6,997,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,846,450	$ 1,846,450	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $7,665,600,335. Net unrealized appreciation aggregated $220,617,609, of which $1,282,707,879 related to appreciated investment securities and $1,062,090,270 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

August 31, 2012

1.805766.108

EIF-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.1%
Amerigon, Inc.	2,521	$ 29,924
Ballard Power Systems, Inc. (a)(d)	6,442	6,012
China Automotive Systems, Inc. (a)	2,230	8,474
China XD Plastics Co. Ltd. (a)	4,588	19,866
Dorman Products, Inc. (a)(d)	3,880	114,382
Exide Technologies (a)	5,824	17,821
Federal-Mogul Corp. Class A (a)	9,337	87,394
Fuel Systems Solutions, Inc. (a)(d)	2,518	44,317
Gentex Corp. (d)	13,731	240,567
Motorcar Parts of America, Inc. (a)	1,158	5,616
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	963	790
Shiloh Industries, Inc.	1,829	18,528
SORL Auto Parts, Inc. (a)(d)	1,464	2,855
Spartan Motors, Inc.	2,787	13,907
Strattec Security Corp.	415	9,089
		619,542
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	3,592	17,170
Tesla Motors, Inc. (a)(d)	9,966	284,230
		301,400
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,067	48,591
LKQ Corp. (a)	14,006	528,586
Pool Corp.	4,540	178,831
VOXX International Corp. (a)	1,524	11,430
Weyco Group, Inc.	1,086	24,913
		792,351
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	1,702	57,357
Apollo Group, Inc. Class A (non-vtg.) (a)	11,379	305,526
Ascent Capital Group, Inc. (a)	1,844	95,058
Cambium Learning Group, Inc. (a)	3,505	3,365
Capella Education Co. (a)(d)	1,212	37,657
Career Education Corp. (a)	5,375	16,931
ChinaEdu Corp. sponsored ADR (a)	1,016	5,933
Coinstar, Inc. (a)(d)	2,977	152,184
Collectors Universe, Inc.	712	10,452
Corinthian Colleges, Inc. (a)	6,096	12,314
Education Management Corp. (a)(d)	14,181	42,401
Grand Canyon Education, Inc. (a)	5,380	113,626
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Learning Tree International, Inc. (a)	1,097	$ 4,498
Lincoln Educational Services Corp.	1,850	7,863
Matthews International Corp. Class A	2,986	89,371
National American University Holdings, Inc.	1,829	7,426
School Specialty, Inc. (a)	1,586	4,473
Steiner Leisure Ltd. (a)	1,268	59,266
Stewart Enterprises, Inc. Class A	7,145	52,587
Strayer Education, Inc. (d)	1,129	73,137
		1,151,425
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	2,049	49,217
Ambassadors Group, Inc.	1,175	6,380
Ameristar Casinos, Inc.	3,288	55,403
Asia Entertainment & Resources Ltd. (d)	2,800	9,548
BJ's Restaurants, Inc. (a)(d)	2,772	113,791
Bloomin' Brands, Inc. (d)	11,171	145,000
Bob Evans Farms, Inc.	2,478	97,485
Bravo Brio Restaurant Group, Inc. (a)	2,791	45,130
Buffalo Wild Wings, Inc. (a)	1,703	130,756
Caesars Entertainment Corp. (d)	12,071	86,670
Caribou Coffee Co., Inc. (a)	1,897	24,263
Carrols Restaurant Group, Inc. (a)	1,559	8,855
Century Casinos, Inc. (a)	2,256	5,933
China Lodging Group Ltd. ADR (a)(d)	2,181	31,101
Churchill Downs, Inc.	1,815	103,872
Chuys Holdings, Inc.	1,209	24,930
Cosi, Inc. (a)	1,996	1,497
Cracker Barrel Old Country Store, Inc.	2,261	142,398
Ctrip.com International Ltd. sponsored ADR (a)(d)	13,961	225,191
Del Frisco's Restaurant Group, Inc. (a)	1,940	28,790
Denny's Corp. (a)	13,909	68,015
Dunkin' Brands Group, Inc.	10,128	295,029
Einstein Noah Restaurant Group, Inc.	1,406	24,296
eLong, Inc. sponsored ADR (a)	893	13,395
Empire Resorts, Inc. (a)(d)	12,390	24,284
Famous Dave's of America, Inc. (a)	1,074	10,740
Fiesta Restaurant Group, Inc. (a)	2,187	35,123
Gaming Partners International Corp.	597	3,624
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	3,973	91,617
Icahn Enterprises LP	9,779	390,671
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ignite Restaurant Group, Inc. (a)	2,411	$ 36,117
International Speedway Corp. Class A	2,203	58,622
Interval Leisure Group, Inc.	6,529	120,460
Isle of Capri Casinos, Inc. (a)	3,470	21,722
J. Alexanders Corp. (a)	729	10,607
Jack in the Box, Inc. (a)	4,029	105,117
Jamba, Inc. (a)	19,054	47,063
Lakes Entertainment, Inc. (a)	2,346	5,818
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	17,092	200,318
Monarch Casino & Resort, Inc. (a)	1,459	11,001
Morgans Hotel Group Co. (a)	2,367	12,261
MTR Gaming Group, Inc. (a)	1,922	7,006
Multimedia Games Holding Co., Inc. (a)	2,225	34,866
Nathan's Famous, Inc. (a)	1,400	44,618
Panera Bread Co. Class A (a)(d)	2,673	414,048
Papa John's International, Inc. (a)	2,235	115,080
Peet's Coffee & Tea, Inc. (a)	1,353	99,446
Penn National Gaming, Inc. (a)	7,206	283,124
PokerTek, Inc. (a)	228	169
Premier Exhibitions, Inc. (a)	3,637	8,256
Red Robin Gourmet Burgers, Inc. (a)	1,253	38,856
Rick's Cabaret International, Inc. (a)(d)	1,724	13,171
Ruth's Hospitality Group, Inc. (a)	3,483	21,316
Scientific Games Corp. Class A (a)	9,867	72,325
Shuffle Master, Inc. (a)	4,905	74,409
Sonic Corp. (a)	5,467	51,226
Starbucks Corp. (d)	72,793	3,611,261
Texas Roadhouse, Inc. Class A	7,090	121,735
The Cheesecake Factory, Inc.	5,266	174,884
Town Sports International Holdings, Inc. (a)	1,521	19,803
Wendy's Co.	37,456	159,937
Wynn Resorts Ltd.	9,610	991,464
		9,279,110
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	11,256
Cavco Industries, Inc. (a)	650	29,770
CTI Industries Corp. (a)	672	3,488
Deer Consumer Products, Inc. (d)	2,580	5,676
Dixie Group, Inc. (a)	767	2,623
Flexsteel Industries, Inc.	620	12,164
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd. (d)	19,959	$ 805,346
Helen of Troy Ltd. (a)	3,230	101,551
Hooker Furniture Corp.	696	7,900
iRobot Corp. (a)	2,647	66,678
Lifetime Brands, Inc.	658	7,212
SGOCO Technology Ltd. (a)	1,000	1,550
Skullcandy, Inc. (a)(d)	2,787	42,753
SodaStream International Ltd. (a)	1,860	71,777
Stanley Furniture Co., Inc. (a)	825	3,902
Universal Electronics, Inc. (a)	1,279	19,530
Zagg, Inc. (a)	3,197	24,073
		1,217,249
Internet & Catalog Retail - 3.7%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	6,280
Amazon.com, Inc. (a)(d)	43,298	10,747,863
Bidz.com, Inc. (a)	6,158	4,708
Blue Nile, Inc. (a)(d)	1,382	51,714
CafePress, Inc. (d)	1,330	12,356
dELiA*s, Inc. (a)	2,226	3,005
Expedia, Inc.	10,934	561,570
Gaiam, Inc. Class A (a)	1,930	6,697
Geeknet, Inc. (a)	449	8,082
Groupon, Inc. Class A (a)(d)	61,555	255,453
Hollywood Media Corp. (a)	3,540	4,460
HomeAway, Inc. (a)	8,723	206,386
HSN, Inc.	5,450	245,414
Kayak Software Corp.	331	9,036
Liberty Media Corp. Interactive Series A (a)	53,065	967,906
MakeMyTrip Ltd. (a)(d)	4,155	59,375
Mecox Lane Ltd. ADR (a)	800	556
Netflix, Inc. (a)(d)	5,350	319,502
NutriSystem, Inc. (d)	3,003	30,871
Overstock.com, Inc. (a)(d)	2,066	18,078
PetMed Express, Inc.	1,606	16,510
Priceline.com, Inc. (a)	4,779	2,889,240
Shutterfly, Inc. (a)	3,440	102,340
TripAdvisor, Inc.	11,590	387,570
U.S. Auto Parts Network, Inc. (a)	2,459	7,254
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
ValueVision Media, Inc. Class A (a)	5,170	$ 9,823
Vitacost.com, Inc. (a)(d)	3,923	24,715
		16,956,764
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	1,267	54,810
Black Diamond, Inc. (a)	4,678	45,189
Escalade, Inc.	749	3,895
Hasbro, Inc.	12,308	461,673
JAKKS Pacific, Inc.	3,085	51,334
Johnson Outdoors, Inc. Class A (a)	771	15,644
Mattel, Inc.	32,661	1,147,708
Smith & Wesson Holding Corp. (a)	6,189	49,760
Summer Infant, Inc. (a)	1,750	4,655
		1,834,668
Media - 6.3%
AirMedia Group, Inc. ADR (a)	3,030	4,454
AMC Networks, Inc. Class A (a)	5,590	219,911
Beasley Broadcast Group, Inc. Class A (a)	689	2,997
Bona Film Group Ltd. sponsored ADR (a)	1,803	9,574
Carmike Cinemas, Inc. (a)	1,268	14,582
Central European Media Enterprises Ltd. Class A (a)(d)	9,690	54,264
Charm Communications, Inc. ADR (d)	5,000	24,400
Charter Communications, Inc. Class A (a)	9,608	747,502
China Yida Holding Co. (a)(d)	1,936	968
ChinaNet Online Holdings, Inc. (a)(d)	1,300	741
Comcast Corp.:
Class A (d)	196,088	6,574,831
Class A (special) (non-vtg.)	59,481	1,955,140
Crown Media Holdings, Inc. Class A (a)(d)	32,822	56,454
CTC Media, Inc.	15,102	127,914
Cumulus Media, Inc. Class A (a)(d)	13,687	37,913
Daily Journal Corp. (a)	220	19,668
DialGlobal, Inc. (a)(d)	4,272	11,193
Digital Generation, Inc. (a)(d)	2,630	29,325
DIRECTV (a)	62,827	3,272,658
Discovery Communications, Inc. (a)	12,963	710,891
Discovery Communications, Inc.:
Class B (a)	715	39,161
Class C (non-vtg.) (a)	10,750	556,958
DISH Network Corp. Class A	20,083	642,455
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DreamWorks Animation SKG, Inc. Class A (a)	7,310	$ 124,051
Emmis Communications Corp. Class A (a)	2,486	6,215
Fisher Communications, Inc.	802	28,599
Focus Media Holding Ltd. ADR (d)	11,080	266,474
Global Sources Ltd. (a)	3,344	19,562
Harris Interactive, Inc. (a)	4,199	4,955
Insignia Systems, Inc. (a)	738	1,232
Lamar Advertising Co. Class A (a)(d)	7,693	254,792
Liberty Global, Inc.:
Class A (a)	14,663	810,424
Class B (a)	247	12,718
Class C (a)	10,948	571,376
Liberty Media Corp.:
Capital Series A (a)	11,499	1,199,116
rights (a)	825	0
Series A (a)	2,458	113,043
LodgeNet Entertainment Corp. (a)(d)	2,000	720
MDC Partners, Inc. Class A (sub. vtg.)	2,702	27,317
Morningstar, Inc.	5,116	303,942
National CineMedia, Inc.	5,048	73,196
Navarre Corp. (a)	2,626	3,598
New Frontier Media, Inc. (a)	2,838	4,200
News Corp.:
Class A	156,674	3,664,605
Class B	75,797	1,785,019
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	10,098
Outdoor Channel Holdings, Inc.	1,940	13,541
Radio One, Inc. Class D (non-vtg.) (a)	3,233	2,667
ReachLocal, Inc. (a)	2,733	34,354
Reading International, Inc. Class A (a)	2,789	17,877
Rentrak Corp. (a)	996	17,380
RRSat Global Communications Network Ltd.	1,296	7,387
Salem Communications Corp. Class A	2,027	10,074
Scholastic Corp.	3,140	95,927
Sinclair Broadcast Group, Inc. Class A	4,800	55,488
Sirius XM Radio, Inc. (a)	363,745	920,275
Spanish Broadcasting System, Inc. Class A (a)	311	1,029
SuperMedia, Inc. (a)(d)	1,700	6,290
The Madison Square Garden Co. Class A (a)	5,772	243,636
Value Line, Inc.	658	7,403
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
Class A	5,130	$ 258,552
Class B (non-vtg.)	45,504	2,275,655
Virgin Media, Inc.	26,598	733,307
VisionChina Media, Inc. ADR (a)	5,356	1,660
WPP PLC sponsored ADR (d)	2,000	129,780
		29,231,488
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	22,156	1,067,255
Fred's, Inc. Class A	3,106	41,403
Gordmans Stores, Inc. (a)	2,098	36,883
Sears Holdings Corp. (a)(d)	10,208	538,472
The Bon-Ton Stores, Inc.	1,410	14,791
Tuesday Morning Corp. (a)	4,055	22,667
		1,721,471
Specialty Retail - 2.1%
America's Car Mart, Inc. (a)	822	37,491
Ascena Retail Group, Inc. (a)(d)	14,745	291,951
bebe Stores, Inc.	8,147	44,238
Bed Bath & Beyond, Inc. (a)	22,317	1,499,033
Big 5 Sporting Goods Corp.	1,981	16,878
Body Central Corp. (a)	1,200	10,536
Books-A-Million, Inc. (a)(d)	1,634	4,297
Cache, Inc. (a)	659	2,227
Casual Male Retail Group, Inc. (a)	4,191	17,267
Citi Trends, Inc. (a)	1,148	13,334
Coldwater Creek, Inc. (a)	6,864	3,912
Conn's, Inc. (a)	3,311	76,683
Destination Maternity Corp.	1,585	29,085
Finish Line, Inc. Class A	5,933	136,222
Five Below, Inc. (d)	5,194	166,935
Francescas Holdings Corp. (a)	4,186	147,891
Hastings Entertainment, Inc. (a)(d)	1,374	2,638
Hibbett Sports, Inc. (a)	2,419	140,399
Hot Topic, Inc.	3,405	32,177
Jos. A. Bank Clothiers, Inc. (a)(d)	2,565	123,556
Kirkland's, Inc. (a)	1,743	16,907
Mattress Firm Holding Corp. (d)	3,253	104,714
Monro Muffler Brake, Inc.	2,852	96,540
O'Reilly Automotive, Inc. (a)(d)	12,092	1,027,215
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Orchard Supply Hardware Stores Corp. Class A	370	$ 5,298
Pacific Sunwear of California, Inc. (a)(d)	6,909	16,858
Perfumania Holdings, Inc. (a)	1,858	15,366
PetSmart, Inc. (d)	10,392	737,001
Rent-A-Center, Inc.	5,885	207,623
Ross Stores, Inc.	21,707	1,501,907
rue21, Inc. (a)	2,293	64,915
Select Comfort Corp. (a)	5,406	154,449
Shoe Carnival, Inc.	3,305	72,710
Staples, Inc. (d)	66,136	722,205
Stein Mart, Inc. (a)	3,807	34,415
Tandy Leather Factory, Inc.	2,700	14,823
The Children's Place Retail Stores, Inc. (a)	2,209	125,780
Tile Shop Holdings, Inc. (a)(d)	3,800	47,690
Tractor Supply Co.	6,894	658,239
Trans World Entertainment Corp. (a)	1,445	4,769
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	5,967	560,898
Urban Outfitters, Inc. (a)	13,824	518,953
West Marine, Inc. (a)	2,166	22,526
Wet Seal, Inc. Class A (a)(d)	7,436	21,564
Winmark Corp.	446	22,032
Zumiez, Inc. (a)	2,924	85,352
		9,657,499
Textiles, Apparel & Luxury Goods - 0.5%
Charles & Colvard Ltd. (a)	5,786	21,292
Cherokee, Inc.	881	11,585
Columbia Sportswear Co.	3,598	188,139
Crocs, Inc. (a)	8,574	149,959
Deckers Outdoor Corp. (a)(d)	3,656	181,045
Exceed Co. Ltd. (a)	1,935	3,290
Fossil, Inc. (a)(d)	5,934	504,093
G-III Apparel Group Ltd. (a)	1,887	59,893
Heelys, Inc. (a)	1,200	2,100
Iconix Brand Group, Inc. (a)	6,859	128,263
Joe's Jeans, Inc. (a)	4,434	5,099
K-Swiss, Inc. Class A (a)	2,345	6,636
Kingold Jewelry, Inc. (a)(d)	5,932	8,957
LJ International, Inc. (a)(d)	2,378	4,399
lululemon athletica, Inc. (a)(d)	10,621	692,383
Perry Ellis International, Inc. (a)	1,343	27,693
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
R.G. Barry Corp.	1,275	$ 18,284
Rocky Brands, Inc. (a)	1,005	11,769
Steven Madden Ltd. (a)	4,239	181,938
Tandy Brands Accessories, Inc. (a)	905	1,267
True Religion Apparel, Inc.	2,372	55,007
Vera Bradley, Inc. (a)(d)	4,144	87,977
Wacoal Holdings Corp. sponsored ADR	361	20,184
		2,371,252
TOTAL CONSUMER DISCRETIONARY		75,134,219
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Central European Distribution Corp. (a)	8,764	23,926
Coca-Cola Bottling Co. CONSOLIDATED	844	57,932
Craft Brew Alliance, Inc. (a)	2,374	18,873
Jones Soda Co. (a)	1,719	567
MGP Ingredients, Inc.	1,799	5,901
Monster Beverage Corp. (a)(d)	16,879	994,679
National Beverage Corp. (a)	5,220	77,674
Primo Water Corp. (a)(d)	1,600	1,920
		1,181,472
Food & Staples Retailing - 1.5%
Andersons, Inc.	2,027	81,425
Arden Group, Inc. Class A	231	20,850
Casey's General Stores, Inc.	3,642	205,955
Chefs' Warehouse Holdings (a)	2,181	33,522
China Jo-Jo Drugstores, Inc. (a)	1,100	842
Costco Wholesale Corp. (d)	41,697	4,080,885
Fresh Market, Inc. (a)	4,564	263,434
Ingles Markets, Inc. Class A	1,211	19,340
Nash-Finch Co.	1,029	20,261
PriceSmart, Inc. (d)	2,824	206,547
QKL Stores, Inc. (a)(d)	1,092	928
Spartan Stores, Inc.	1,954	29,916
Susser Holdings Corp. (a)	2,534	86,207
The Pantry, Inc. (a)	2,076	29,106
United Natural Foods, Inc. (a)	4,465	256,648
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	572	$ 19,065
Whole Foods Market, Inc.	17,581	1,700,962
		7,055,893
Food Products - 1.9%
Alico, Inc.	753	23,817
Bridgford Foods Corp. (a)	433	3,256
Cal-Maine Foods, Inc.	1,935	77,748
Calavo Growers, Inc.	1,103	29,163
Cresud S.A.C.I.F. y A. sponsored ADR (d)	4,719	37,327
Diamond Foods, Inc.	2,254	44,336
Farmer Brothers Co. (a)	1,539	14,513
GLG Life Tech Corp. (a)(d)	1,584	1,061
Green Mountain Coffee Roasters, Inc. (a)(d)	14,875	361,611
Griffin Land & Nurseries, Inc.	515	14,580
Hain Celestial Group, Inc. (a)	4,222	291,276
Inventure Foods, Inc. (a)	6,100	36,661
J&J Snack Foods Corp.	1,993	113,800
John B. Sanfilippo & Son, Inc. (a)	2,208	34,202
Kraft Foods, Inc. Class A	170,172	7,067,243
Lancaster Colony Corp.	2,544	184,287
Le Gaga Holdings Ltd. ADR (a)(d)	950	3,591
Lifeway Foods, Inc. (d)	1,830	17,477
Limoneira Co. (d)	1,164	20,638
Origin Agritech Ltd. (a)(d)	2,765	3,871
Sanderson Farms, Inc. (d)	2,148	94,555
Seneca Foods Corp. Class A (a)	1,052	30,098
SkyPeople Fruit Juice, Inc. (a)	1,700	2,924
Smart Balance, Inc. (a)	5,745	66,585
Snyders-Lance, Inc.	6,167	144,246
SunOpta, Inc. (a)	11,432	68,592
Zhongpin, Inc. (a)	3,594	36,120
		8,823,578
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,708	19,386
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,367	27,931
WD-40 Co.	1,339	65,357
		112,674
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	3,272	152,279
Inter Parfums, Inc.	2,383	39,558
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Mannatech, Inc. (a)	170	$ 1,044
Nature's Sunshine Products, Inc.	1,394	21,983
Neptune Technologies & Bioressources, Inc. (a)(d)	6,363	28,660
Nutraceutical International Corp. (a)	889	13,602
Physicians Formula Holdings, Inc. (a)	1,230	5,240
Reliv International, Inc.	923	1,145
Synutra International, Inc. (a)(d)	5,975	33,042
The Female Health Co.	3,903	26,345
		322,898
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	16,201	60,916
TOTAL CONSUMER STAPLES		17,557,431
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Bolt Technology Corp.	1,828	26,268
Dawson Geophysical Co. (a)	534	11,358
ENGlobal Corp. (a)(d)	1,250	875
Exterran Partners LP	4,786	101,942
Forbes Energy Services Ltd. (a)	1,723	6,375
Gulf Island Fabrication, Inc.	1,159	30,157
Hercules Offshore, Inc. (a)	14,122	58,041
Lufkin Industries, Inc.	3,125	163,813
Matrix Service Co. (a)	1,981	23,098
Mitcham Industries, Inc. (a)	966	14,780
Ocean Rig UDW, Inc. (United States)	13,532	226,390
OYO Geospace Corp. (a)	556	50,924
Patterson-UTI Energy, Inc.	14,383	218,478
PHI, Inc. (non-vtg.) (a)	1,185	32,647
Recon Technology Ltd. (a)(d)	1,253	2,143
RigNet, Inc. (a)	1,200	21,312
Tesco Corp. (a)	3,830	38,913
TGC Industries, Inc.	1,318	8,040
Union Drilling, Inc. (a)	1,670	7,131
		1,042,685
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)(d)	7,394	15,010
Alliance Holdings GP, LP	5,881	284,640
Alliance Resource Partners LP	3,554	220,099
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Amyris, Inc. (a)(d)	5,997	$ 18,711
APCO Oil and Gas International, Inc.	981	15,794
Approach Resources, Inc. (a)	3,366	96,739
BioFuel Energy Corp. (a)(d)	10,210	30,936
BreitBurn Energy Partners LP	6,444	126,109
Calumet Specialty Products Partners LP	5,348	152,471
Capital Product Partners LP	5,919	45,576
Carrizo Oil & Gas, Inc. (a)	3,517	88,769
Ceres, Inc. (d)	2,501	17,082
Clayton Williams Energy, Inc. (a)	1,164	55,930
Clean Energy Fuels Corp. (a)(d)	8,117	106,657
Copano Energy LLC	6,979	214,186
CREDO Petroleum Corp. (a)	813	11,756
Crimson Exploration, Inc. (a)	5,112	22,902
Crosstex Energy LP	6,044	89,935
Crosstex Energy, Inc.	4,072	50,493
Dorchester Minerals LP	2,982	65,574
Double Eagle Petroleum Co. (a)	564	2,510
Eagle Rock Energy Partners LP	12,356	116,764
Energy XXI (Bermuda) Ltd.	7,354	241,873
EV Energy Partners LP	3,619	227,165
FX Energy, Inc. (a)	4,499	34,417
Gevo, Inc. (a)	4,703	16,649
Golar LNG Ltd. (NASDAQ)	7,562	295,825
Golar LNG Partners LP	2,125	67,607
Green Plains Renewable Energy, Inc. (a)	2,634	12,116
Gulfport Energy Corp. (a)	5,093	133,946
Hallador Energy Co.	2,945	22,618
Isramco, Inc. (a)	239	24,521
Ivanhoe Energy, Inc. (a)	32,673	23,202
James River Coal Co. (a)(d)	2,824	8,048
KiOR, Inc. Class A (a)	4,185	32,015
Knightsbridge Tankers Ltd. (d)	1,852	11,871
L&L Energy, Inc. (a)	2,643	4,863
Legacy Reserves LP	4,369	121,851
LINN Energy LLC/LINN Energy Finance Corp.	19,140	761,006
Magellan Petroleum Corp. (a)	4,557	5,514
Marine Petroleum Trust	339	7,682
Martin Midstream Partners LP	2,188	74,436
Memorial Production Partners LP	2,474	43,963
Mid-Con Energy Partners LP	2,281	51,026
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pacific Ethanol, Inc. (a)(d)	11,886	$ 3,982
PDC Energy, Inc. (a)	2,644	73,583
PostRock Energy Corp. (a)	1,147	2,088
PrimeEnergy Corp. (a)	333	8,658
Renewable Energy Group, Inc.	4,128	21,961
Rex Energy Corp. (a)	5,334	66,088
Rosetta Resources, Inc. (a)	4,992	214,356
Sino Clean Energy, Inc. (a)	623	635
Sino Clean Energy, Inc. rights (a)	623	0
Solazyme, Inc. (a)(d)	6,225	74,638
StealthGas, Inc. (a)	5,088	31,596
Syntroleum Corp. (a)(d)	7,054	4,938
Top Ships, Inc. (a)	189	232
TORM A/S ADR (a)	347	160
TransGlobe Energy Corp. (a)	7,931	81,181
Uranium Resources, Inc. (a)(d)	6,787	3,054
US Energy Corp. (a)	3,179	6,930
Verenium Corp. (a)	1,612	5,078
Warren Resources, Inc. (a)	6,353	18,487
Westmoreland Coal Co. (a)	1,067	8,248
ZaZa Energy Corp. (a)(d)	10,467	31,610
Zion Oil & Gas, Inc. (a)(d)	3,214	9,192
		4,737,552
TOTAL ENERGY		5,780,237
FINANCIALS - 6.5%
Capital Markets - 1.0%
American Capital Ltd. (a)	32,591	358,175
BGC Partners, Inc. Class A	10,962	49,439
Calamos Asset Management, Inc. Class A	1,792	19,945
Capital Southwest Corp. (d)	449	46,965
Carlyle Group LP	4,400	115,346
CIFI Corp. (a)	1,822	13,720
Cowen Group, Inc. Class A (a)	15,838	41,337
Diamond Hill Investment Group, Inc.	278	20,297
Direct Markets Holdings Corp. (a)(d)	2,182	277
E*TRADE Financial Corp. (a)	27,486	235,555
Edelman Financial Group, Inc.	2,963	26,134
Epoch Holding Corp.	2,113	44,500
FBR Capital Markets Corp. (a)	5,452	16,520
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Financial Engines, Inc. (a)	4,945	$ 105,329
FirstCity Financial Corp. (a)	1,173	9,196
Gleacher & Co., Inc. (a)	12,422	10,310
Harris & Harris Group, Inc. (a)	3,415	12,499
ICG Group, Inc. (a)	3,834	34,966
INTL FCStone, Inc. (a)	1,551	28,120
LPL Financial (d)	10,623	304,561
Medallion Financial Corp.	1,715	19,534
Northern Trust Corp.	22,927	1,064,730
Penson Worldwide, Inc. (a)	2,074	170
Prospect Capital Corp.	11,434	130,691
SEI Investments Co.	16,554	360,050
Siebert Financial Corp. (a)	2,067	3,452
T. Rowe Price Group, Inc.	24,252	1,490,043
U.S. Global Investments, Inc. Class A	870	4,533
Virtus Investment Partners, Inc. (a)	688	58,920
WisdomTree Investments, Inc. (a)	11,977	74,736
		4,700,050
Commercial Banks - 2.7%
1st Source Corp.	2,125	48,514
1st United Bancorp, Inc. (a)	2,920	17,695
Access National Corp.	3,200	44,768
Alliance Financial Corp.	376	13,788
American National Bankshares, Inc.	1,283	28,611
American River Bankshares (a)	684	4,672
Ameris Bancorp (a)(d)	2,404	28,535
AmeriServ Financial, Inc. (a)	6,556	19,406
Ames National Corp.	710	14,946
Arrow Financial Corp.	1,869	45,678
Associated Banc-Corp.	18,808	243,752
BancFirst Corp.	1,242	51,394
Bancorp, Inc., Delaware (a)	3,061	29,600
BancTrust Financial Group, Inc. (a)	1,124	3,260
Bank of Kentucky Financial Corp.	771	19,044
Bank of Marin Bancorp	628	24,630
Bank of the Ozarks, Inc.	3,156	101,308
Banner Bank	1,488	35,980
BBCN Bancorp, Inc. (a)	6,841	85,649
BCB Bancorp, Inc.	1,563	16,021
Berkshire Bancorp, Inc. (a)	1,100	9,185
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BNC Bancorp (d)	1,672	$ 12,707
BOK Financial Corp.	6,753	388,770
Boston Private Financial Holdings, Inc.	8,549	81,130
Bridge Bancorp, Inc.	828	16,767
Bridge Capital Holdings (a)	1,197	18,015
Bryn Mawr Bank Corp.	1,221	26,850
BSB Bancorp, Inc.	800	10,136
C & F Financial Corp.	1,000	39,120
Camden National Corp.	695	25,659
Capital Bank Corp. (a)	24,363	57,497
Capital City Bank Group, Inc.	1,669	14,921
Cardinal Financial Corp.	2,084	26,988
Cascade Bancorp (a)(d)	3,128	16,328
Cathay General Bancorp	7,248	118,650
Center Bancorp, Inc.	1,687	19,299
Centerstate Banks of Florida, Inc.	2,198	17,980
Century Bancorp, Inc. Class A (non-vtg.)	620	19,474
Chemical Financial Corp.	2,040	46,798
Citizens & Northern Corp.	1,323	25,349
Citizens Republic Bancorp, Inc. (a)	3,414	69,885
City Holding Co.	1,241	42,343
CNB Financial Corp., Pennsylvania	1,343	22,254
CoBiz, Inc.	3,409	24,136
Colony Bankcorp, Inc. (a)	217	872
Columbia Banking Systems, Inc.	3,432	61,227
Commerce Bancshares, Inc.	8,695	349,800
Community Trust Bancorp, Inc.	1,314	45,188
CVB Financial Corp.	8,672	103,630
Eagle Bancorp, Inc., Maryland (a)	1,872	31,899
East West Bancorp, Inc. (d)	13,632	299,086
Eastern Virginia Bankshares, Inc. (a)	469	1,998
Enterprise Bancorp, Inc.	972	15,396
Enterprise Financial Services Corp.	1,516	18,753
Farmers Capital Bank Corp. (a)	684	6,491
Farmers National Banc Corp. (d)	9,657	58,715
Fidelity Southern Corp.	1,353	11,920
Fifth Third Bancorp (d)	88,063	1,333,274
Financial Institutions, Inc.	990	17,325
First Bancorp, North Carolina	1,220	12,115
First Busey Corp.	7,187	34,498
First California Financial Group, Inc. (a)	3,569	25,054
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	982	$ 162,167
First Community Bancshares, Inc.	1,290	19,169
First Connecticut Bancorp, Inc.	1,300	16,939
First Financial Bancorp, Ohio	5,246	85,405
First Financial Bankshares, Inc. (d)	2,822	98,149
First Financial Corp., Indiana	1,005	30,622
First Financial Service Corp. (a)	413	1,446
First Interstate Bancsystem, Inc.	1,287	18,404
First M&F Corp.	2,803	19,088
First Merchants Corp.	4,690	66,035
First Midwest Bancorp, Inc., Delaware	9,504	112,242
First Niagara Financial Group, Inc.	34,950	275,756
First of Long Island Corp.	928	27,794
First Security Group, Inc. (a)	57	140
First South Bancorp, Inc., Virginia (a)	619	2,612
First United Corp. (a)	493	2,539
Firstbank Corp., Michigan	3,389	32,433
FirstMerit Corp.	9,776	153,385
FNB United Corp. (a)(d)	2,207	26,925
Fulton Financial Corp. (d)	19,208	186,894
German American Bancorp, Inc.	1,177	27,071
Glacier Bancorp, Inc.	6,302	97,114
Great Southern Bancorp, Inc.	1,078	31,672
Green Bankshares, Inc. (a)	15,891	28,763
Grupo Financiero Galicia SA sponsored ADR (a)(d)	3,399	16,621
Guaranty Bancorp (a)	7,930	15,781
Hampton Roads Bankshares, Inc. (a)	5,202	10,404
Hampton Roads Bankshares, Inc. rights 9/6/12 (a)	2,439	5,898
Hancock Holding Co.	8,107	240,291
Hanmi Financial Corp. (a)	3,531	44,102
Hawthorn Bancshares, Inc.	603	5,361
Heartland Financial USA, Inc.	1,458	38,185
Heritage Commerce Corp. (a)	2,406	15,904
Heritage Financial Corp., Washington (d)	1,562	21,852
Heritage Oaks Bancorp (a)(d)	10,301	58,716
Home Bancshares, Inc.	2,548	80,287
HomeTrust Bancshares, Inc.	1,926	24,229
Horizon Bancorp Industries	514	13,909
Huntington Bancshares, Inc.	81,906	540,580
IBERIABANK Corp.	3,244	152,176
Independent Bank Corp. (a)	135	365
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Independent Bank Corp., Massachusetts	3,287	$ 95,849
International Bancshares Corp.	6,421	117,247
Intervest Bancshares Corp. Class A (a)	2,142	7,968
Investors Bancorp, Inc. (a)	11,593	199,052
Lakeland Bancorp, Inc.	4,347	44,035
Lakeland Financial Corp.	1,444	38,353
LNB Bancorp, Inc.	836	5,133
Macatawa Bank Corp. (a)(d)	1,576	4,775
MainSource Financial Group, Inc.	1,798	21,630
MB Financial, Inc.	5,568	113,699
MBT Financial Corp. (a)	578	1,676
Mercantile Bank Corp. (a)	1,976	33,493
Merchants Bancshares, Inc.	610	17,086
Metro Bancorp, Inc. (a)	1,268	15,913
Metrocorp Bancshares, Inc. (a)	1,279	13,519
Middleburg Financial Corp.	1,115	18,810
MidWestOne Financial Group, Inc.	1,033	22,561
National Bankshares, Inc.	744	23,622
National Penn Bancshares, Inc.	14,080	125,312
NBT Bancorp, Inc.	2,978	62,627
NewBridge Bancorp (a)	1,464	6,895
North Valley Bancorp (a)	616	8,532
Northeast Bancorp	4,600	39,192
Northrim Bancorp, Inc.	787	16,212
Old Point Financial Corp.	453	4,757
Old Second Bancorp, Inc. (a)(d)	929	1,338
OmniAmerican Bancorp, Inc. (a)	1,053	23,155
Orrstown Financial Services, Inc.	901	7,884
Pacific Capital Bancorp NA (a)	3,402	156,220
Pacific Continental Corp.	1,605	14,429
Pacific Mercantile Bancorp (a)(d)	1,383	9,003
PacWest Bancorp	4,057	94,447
Park Sterling Corp. (a)	2,400	11,520
Patriot National Bancorp, Inc. (a)	2,549	4,155
Peapack-Gladstone Financial Corp.	1,047	15,433
Penns Woods Bancorp, Inc.	598	23,824
Peoples Bancorp, Inc.	991	21,901
Pinnacle Financial Partners, Inc. (a)	3,472	66,454
Popular, Inc. (a)	9,726	154,060
Porter Bancorp, Inc. (a)	520	957
Preferred Bank, Los Angeles (a)	1,901	24,504
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PremierWest Bancorp (a)(d)	661	$ 925
PrivateBancorp, Inc.	5,878	95,811
Renasant Corp.	1,973	36,086
Republic Bancorp, Inc., Kentucky Class A	1,696	38,245
Republic First Bancorp, Inc. (a)	1,871	3,779
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	1,079
Rurban Financial Corp. (a)	723	5,198
S&T Bancorp, Inc.	2,557	44,364
S.Y. Bancorp, Inc.	1,269	29,682
Sandy Spring Bancorp, Inc.	2,008	36,827
Savannah Bancorp, Inc. (a)	1,053	10,362
SCBT Financial Corp.	1,492	59,993
Seacoast Banking Corp., Florida (a)	10,180	14,965
Shore Bancshares, Inc.	765	4,307
Sierra Bancorp	1,527	16,614
Signature Bank (a)	4,405	284,695
Silver State Bancorp (a)	100	0
Simmons First National Corp. Class A	1,418	33,011
Southcoast Financial Corp. (a)	587	1,708
Southern Community Financial Corp. (a)	910	2,876
Southside Bancshares, Inc.	1,456	31,901
Southwest Bancorp, Inc., Oklahoma (a)	1,648	18,227
State Bank Financial Corp.	3,324	53,849
StellarOne Corp.	1,819	24,102
Sterling Financial Corp., Washington	5,750	121,900
Suffolk Bancorp (a)	1,100	16,654
Summit Financial Group, Inc. (a)	583	2,274
Sun Bancorp, Inc., New Jersey (a)	13,515	39,194
Susquehanna Bancshares, Inc.	18,440	193,804
SVB Financial Group (a)	4,268	247,501
Taylor Capital Group, Inc. (a)	2,397	40,365
Texas Capital Bancshares, Inc. (a)(d)	3,416	157,204
The First Bancorp, Inc.	846	13,900
TIB Financial Corp. (a)	691	8,292
TowneBank (d)	2,694	39,656
Trico Bancshares	1,437	22,072
Trustmark Corp.	6,079	144,012
UMB Financial Corp.	3,845	188,520
Umpqua Holdings Corp. (d)	10,150	128,296
Union/First Market Bankshares Corp.	1,847	27,114
United Bankshares, Inc., West Virginia (d)	4,749	115,543
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Community Banks, Inc., Georgia (a)	4,318	$ 34,458
United Security Bancshares, Inc. (a)	450	2,637
United Security Bancshares, California	1,033	2,500
Univest Corp. of Pennsylvania	1,663	27,323
Virginia Commerce Bancorp, Inc. (a)	3,098	25,063
Washington Banking Co., Oak Harbor	1,292	17,610
Washington Trust Bancorp, Inc.	1,289	31,916
WesBanco, Inc.	2,143	43,546
West Bancorp., Inc.	1,654	16,772
West Coast Bancorp (a)	1,495	29,780
Westamerica Bancorp.	2,659	123,776
Western Liberty Bancorp (a)	1,400	5,460
Wilshire Bancorp, Inc. (a)	5,852	36,634
Wintrust Financial Corp. (d)	3,578	133,853
Yadkin Valley Financial Corp. (a)	667	1,834
Zions Bancorporation	17,576	338,338
		12,175,797
Consumer Finance - 0.3%
CompuCredit Holdings Corp. (a)(d)	2,801	17,002
Consumer Portfolio Services, Inc. (a)	1,184	3,138
Credit Acceptance Corp. (a)	2,446	240,833
DFC Global Corp. (a)	4,082	76,007
EZCORP, Inc. (non-vtg.) Class A (a)	4,598	104,145
First Cash Financial Services, Inc. (a)	3,005	134,083
Netspend Holdings, Inc. (a)(d)	6,992	66,284
Nicholas Financial, Inc.	993	13,674
QC Holdings, Inc.	1,821	6,811
SLM Corp.	46,546	733,100
World Acceptance Corp. (a)	1,274	93,002
		1,488,079
Diversified Financial Services - 0.6%
BGS Acquisition Corp. (a)	1,035	10,102
California First National Bancorp	901	14,776
CBOE Holdings, Inc.	8,399	238,868
CME Group, Inc.	31,908	1,751,749
Global Eagle Acquisition Corp. (a)	2,886	28,456
Interactive Brokers Group, Inc.	4,321	59,716
Life Partners Holdings, Inc.	1,553	2,469
MarketAxess Holdings, Inc.	3,622	117,969
Marlin Business Services Corp.	1,512	25,008
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
MicroFinancial, Inc.	4,210	$ 37,890
NewStar Financial, Inc. (a)	4,899	57,955
PICO Holdings, Inc. (a)	2,275	49,550
Resource America, Inc. Class A	1,085	6,879
The NASDAQ Stock Market, Inc.	16,619	380,077
Universal Business Payment Solutions Acquisition Corp. (a)	3,116	18,727
		2,800,191
Insurance - 0.7%
21st Century Holding Co. (a)	878	4,847
Alterra Capital Holdings Ltd.	8,953	205,650
American National Insurance Co.	3,571	252,434
Amerisafe, Inc. (a)	1,368	34,392
Amtrust Financial Services, Inc. (d)	6,166	160,748
Arch Capital Group Ltd. (a)	12,731	508,094
Argo Group International Holdings, Ltd.	2,777	82,088
Baldwin & Lyons, Inc. Class B	1,289	29,028
Cincinnati Financial Corp. (d)	14,829	573,289
CNinsure, Inc. ADR (a)	2,816	14,502
Donegal Group, Inc. Class A	3,530	50,585
Eastern Insurance Holdings, Inc.	468	7,745
eHealth, Inc. (a)	2,729	45,138
EMC Insurance Group	1,487	29,205
Enstar Group Ltd. (a)	1,632	150,895
Erie Indemnity Co. Class A	4,591	292,768
Global Indemnity PLC (a)	1,582	31,909
Greenlight Capital Re, Ltd. (a)	2,430	59,000
Hallmark Financial Services, Inc. (a)	1,598	12,768
Homeowners Choice, Inc.	1,800	36,072
Infinity Property & Casualty Corp.	923	51,780
Investors Title Co.	213	13,323
Kansas City Life Insurance Co.	1,480	52,333
Maiden Holdings Ltd.	7,077	64,967
National Interstate Corp.	1,751	43,512
National Western Life Insurance Co. Class A	280	38,755
Navigators Group, Inc. (a)	1,545	75,025
Presidential Life Corp.	2,652	36,969
Safety Insurance Group, Inc.	1,157	52,401
Selective Insurance Group, Inc.	5,832	104,568
State Auto Financial Corp.	5,058	71,065
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Tower Group, Inc.	3,605	$ 67,197
United Fire Group, Inc.	2,926	64,782
		3,317,834
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp. (d)	32,631	1,136,864
American Capital Mortgage Investment Corp.	3,136	77,553
American Realty Capital Trust, Inc.	14,548	171,666
Gladstone Commercial Corp.	1,389	24,849
Gyrodyne Co. of America, Inc. (a)	286	31,889
Investors Real Estate Trust	7,209	60,195
Mission West Properties, Inc.	1,926	17,373
New York Mortgage Trust, Inc.	5,700	39,273
Potlatch Corp.	3,907	140,886
Retail Opportunity Investments Corp.	4,650	58,451
Sabra Health Care REIT, Inc.	4,057	77,773
		1,836,772
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	2,207	186,028
American Realty Capital Properties, Inc.	1,576	18,124
AV Homes, Inc. (a)	1,147	16,907
China HGS Real Estate, Inc. (a)	4,000	1,400
China Housing & Land Development, Inc. (a)(d)	4,266	5,802
Elbit Imaging Ltd. (a)	2,178	4,835
FirstService Corp. (sub. vtg.) (a)	2,970	80,596
Stratus Properties, Inc. (a)	1,162	10,551
Thomas Properties Group, Inc.	4,216	23,441
Zillow, Inc. (a)(d)	1,905	79,267
ZipRealty, Inc. (a)	624	1,398
		428,349
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	2,764	16,114
ASB Bancorp, Inc.	402	5,829
Atlantic Coast Financial Corp. (a)	130	241
Bank Mutual Corp.	4,433	19,328
BankFinancial Corp.	1,864	14,334
Beacon Federal Bancorp, Inc.	664	13,227
Beneficial Mutual Bancorp, Inc. (a)	8,406	74,057
Berkshire Hills Bancorp, Inc.	1,729	38,470
BofI Holding, Inc. (a)	1,341	31,581
Brookline Bancorp, Inc., Delaware	6,005	50,982
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Camco Financial Corp. (a)	727	$ 1,563
Cape Bancorp, Inc. (a)	2,034	18,611
Capitol Federal Financial, Inc.	16,873	200,283
CFS Bancorp, Inc.	2,034	11,492
Charter Financial Corp., Georgia	1,600	15,136
Chicopee Bancorp, Inc. (a)	942	14,008
Citizens South Banking Corp., Delaware	1,285	8,982
Clifton Savings Bancorp, Inc.	7,741	75,552
Dime Community Bancshares, Inc.	2,984	41,716
Eagle Bancorp Montana, Inc.	1,310	13,231
ESB Financial Corp.	1,496	20,540
ESSA Bancorp, Inc.	1,042	10,566
Fidelity Bancorp, Inc., Pennsylvania	474	9,788
First Advantage Bancorp	905	11,503
First Defiance Financial Corp.	1,088	18,104
First Federal Bancshares of Arkansas, Inc. (a)	1,752	17,117
First Financial Holdings, Inc.	1,653	21,125
First Financial Northwest, Inc. (a)	1,666	12,662
First PacTrust Bancorp, Inc.	1,274	15,364
Flushing Financial Corp.	2,335	35,585
Fox Chase Bancorp, Inc.	2,833	42,778
Franklin Financial Corp./VA (a)	1,350	22,478
Heritage Financial Group, Inc.	1,347	18,265
HMN Financial, Inc. (a)	448	1,174
Home Federal Bancorp, Inc.	1,430	15,187
Home Loan Servicing Solutions Ltd. (d)	1,100	17,215
HomeStreet, Inc.	953	33,774
Hudson City Bancorp, Inc.	49,442	355,488
Kaiser Federal Financial Group, Inc.	1,220	18,642
Kearny Financial Corp.	7,772	75,155
Louisiana Bancorp, Inc. (a)	851	14,382
LSB Financial Corp. (a)	136	2,516
Meridian Interstate Bancorp, Inc. (a)	2,072	30,873
MutualFirst Financial, Inc.	1,656	18,249
NASB Financial, Inc. (a)	741	14,635
Northeast Community Bancorp, Inc.	696	3,570
Northfield Bancorp, Inc.	3,482	52,230
Northwest Bancshares, Inc.	8,504	102,728
OceanFirst Financial Corp.	1,772	24,985
Oritani Financial Corp.	4,328	63,319
People's United Financial, Inc.	33,682	403,174
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Peoples Federal Bancshares, Inc.	2,800	$ 46,732
Provident Financial Holdings, Inc.	1,514	19,970
Prudential Bancorp, Inc. of Pennsylvania (a)	1,172	6,446
Pulaski Financial Corp.	1,793	14,075
PVF Capital Corp. (a)	1,421	2,956
Riverview Bancorp, Inc. (a)	4,177	5,221
Rockville Financial, Inc.	3,776	45,274
Roma Financial Corp.	2,638	24,797
Severn Bancorp, Inc. (a)	677	2,045
SI Financial Group, Inc.	1,048	12,104
Territorial Bancorp, Inc.	974	22,460
TFS Financial Corp. (a)	39,727	351,187
Timberland Bancorp, Inc. (a)	4,139	24,048
Tree.com, Inc. (a)	969	14,748
Trustco Bank Corp., New York	11,125	62,078
United Community Financial Corp., Ohio (a)	1,934	5,628
United Financial Bancorp, Inc.	1,560	22,261
ViewPoint Financial Group	3,277	60,395
Washington Federal, Inc.	10,127	163,045
Waterstone Financial, Inc. (a)	3,109	15,079
Westfield Financial, Inc.	2,783	20,149
WSFS Financial Corp.	688	27,912
		3,136,518
TOTAL FINANCIALS		29,883,590
HEALTH CARE - 12.2%
Biotechnology - 6.4%
3SBio, Inc. sponsored ADR (a)	1,653	18,497
Aastrom Biosciences, Inc. (a)	2,172	3,627
Acadia Pharmaceuticals, Inc. (a)(d)	5,114	9,103
Achillion Pharmaceuticals, Inc. (a)	6,544	46,004
Acorda Therapeutics, Inc. (a)	3,714	84,865
Aegerion Pharmaceuticals, Inc. (a)	2,245	31,250
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	9,090	4,328
Affymax, Inc. (a)	3,457	61,154
Agenus, Inc. (a)	1,609	7,385
Alexion Pharmaceuticals, Inc. (a)	18,372	1,969,662
Alkermes PLC (a)	12,175	223,411
Allos Therapeutics, Inc. (a)	10,080	18,245
Alnylam Pharmaceuticals, Inc. (a)(d)	6,298	115,190
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
AMAG Pharmaceuticals, Inc. (a)	1,731	$ 25,601
Amarin Corp. PLC ADR (a)(d)	13,360	182,898
Amgen, Inc.	74,610	6,261,271
Amicus Therapeutics, Inc. (a)	4,812	23,579
Anacor Pharmaceuticals, Inc. (a)	2,805	17,251
Anthera Pharmaceuticals, Inc. (a)(d)	8,201	7,381
Arena Pharmaceuticals, Inc. (a)(d)	18,866	170,549
ARIAD Pharmaceuticals, Inc. (a)	15,233	313,190
ArQule, Inc. (a)	5,654	29,627
Array Biopharma, Inc. (a)	14,003	77,577
Arrowhead Research Corp. (a)	535	1,434
AspenBio Pharma, Inc. (a)	51	75
Astex Pharmaceuticals, Inc. (a)	7,419	20,996
Athersys, Inc. (a)	2,708	4,089
AVEO Pharmaceuticals, Inc. (a)	4,054	38,878
BioCryst Pharmaceuticals, Inc. (a)	4,571	19,975
Biogen Idec, Inc. (a)	22,906	3,357,791
BioMarin Pharmaceutical, Inc. (a)(d)	10,931	408,164
BioMimetic Therapeutics, Inc. (a)	2,643	10,149
Biospecifics Technologies Corp. (a)	868	16,301
Burcon NutraScience Corp. (a)	2,165	11,377
Celgene Corp. (a)	42,262	3,044,554
Cell Therapeutics, Inc. (a)(d)	35,029	15,238
Celldex Therapeutics, Inc. (a)	6,996	39,457
Celsion Corp. (a)(d)	3,390	15,255
Cepheid, Inc. (a)(d)	6,228	235,045
Chelsea Therapeutics International Ltd. (a)	4,899	5,144
ChemoCentryx, Inc. (d)	3,544	37,212
China Biologic Products, Inc. (a)(d)	1,711	16,443
Cleveland Biolabs, Inc. (a)(d)	3,204	5,287
Clovis Oncology, Inc. (d)	2,341	40,944
Codexis, Inc. (a)	3,083	6,998
Coronado Biosciences, Inc. (a)(d)	3,308	20,344
Cubist Pharmaceuticals, Inc. (a)	6,192	286,070
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)(d)	6,461	28,428
Cyclacel Pharmaceuticals, Inc. (a)(d)	968	3,223
Cytokinetics, Inc.	18,833	14,294
Cytori Therapeutics, Inc. (a)(d)	4,179	13,164
CytRx Corp. (a)(d)	1,968	7,695
Dendreon Corp. (a)(d)	14,699	65,999
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Discovery Laboratories, Inc. (a)	4,509	$ 14,519
Durata Therapeutics, Inc.	1,551	13,292
DUSA Pharmaceuticals, Inc. (a)	2,662	14,242
Dyax Corp. (a)	8,481	19,167
Dynavax Technologies Corp. (a)(d)	18,336	71,694
EntreMed, Inc. (a)	899	1,555
Enzon Pharmaceuticals, Inc. (a)	3,917	26,479
Exact Sciences Corp. (a)	4,630	45,976
Exelixis, Inc. (a)(d)	14,285	63,283
Galena Biopharma, Inc. (a)(d)	6,891	12,128
Genomic Health, Inc. (a)(d)	3,364	115,923
Gentium SpA sponsored ADR (a)(d)	532	5,347
GenVec, Inc. (a)	764	1,115
Geron Corp. (a)	11,707	32,311
Gilead Sciences, Inc. (a)	72,731	4,195,851
Grifols SA ADR	9,235	189,964
GTx, Inc. (a)(d)	5,496	20,225
Halozyme Therapeutics, Inc. (a)	10,886	63,139
Hyperion Therapeutics, Inc.	1,387	14,314
Idenix Pharmaceuticals, Inc. (a)	12,186	68,851
Idera Pharmaceuticals, Inc. (a)	1,411	1,340
ImmunoGen, Inc. (a)	8,280	119,149
Immunomedics, Inc. (a)	5,451	18,370
Incyte Corp. (a)(d)	12,174	243,602
Infinity Pharmaceuticals, Inc. (a)	2,969	53,917
Insmed, Inc. (a)	2,201	7,131
InterMune, Inc. (a)	6,273	46,232
Ironwood Pharmaceuticals, Inc. Class A (a)	6,954	87,134
Isis Pharmaceuticals, Inc. (a)(d)	11,455	155,903
Keryx Biopharmaceuticals, Inc. (a)(d)	7,584	15,471
Lexicon Pharmaceuticals, Inc. (a)(d)	56,307	126,128
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,810	31,295
General CVR	1,518	27
Glucagon CVR (a)	1,518	24
H3 CVR rights 12/31/11 (a)	1,639	0
MRK CVR rights (a)	1,639	0
rights (a)	1,518	29
TR Beta CVR (a)	1,518	17
MannKind Corp. (a)(d)	18,872	50,954
Maxygen, Inc.	3,058	18,776
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Medivation, Inc. (a)	3,394	$ 355,895
MEI Pharma, Inc. (a)	544	207
Merrimack Pharmaceuticals, Inc. (d)	9,665	76,933
Metabolix, Inc. (a)	2,402	4,011
Momenta Pharmaceuticals, Inc. (a)	5,798	81,810
Myrexis, Inc. (a)	2,341	5,876
Myriad Genetics, Inc. (a)	8,040	200,920
Nabi Biopharmaceuticals (a)	3,990	6,384
Nanosphere, Inc. (a)	6,121	20,138
Neurocrine Biosciences, Inc. (a)	7,845	57,896
NewLink Genetics Corp.	2,123	29,637
Novavax, Inc. (a)	12,491	25,482
NPS Pharmaceuticals, Inc. (a)	7,824	59,619
Nymox Pharmaceutical Corp. (a)(d)	3,188	19,479
OncoGenex Pharmaceuticals, Inc. (a)	1,058	14,484
Oncolytics Biotech, Inc. (a)(d)	8,292	22,207
Oncothyreon, Inc. (a)	4,953	26,201
Onyx Pharmaceuticals, Inc. (a)	6,161	443,099
OREXIGEN Therapeutics, Inc. (a)	6,343	28,353
Osiris Therapeutics, Inc. (a)(d)	3,059	27,684
OXiGENE, Inc. (a)	80	46
Oxygen Biotherapeutics, Inc. (a)	1,500	1,320
PDL BioPharma, Inc.	13,383	98,499
Peregrine Pharmaceuticals, Inc. (a)(d)	9,357	23,767
Pharmacyclics, Inc. (a)	6,574	439,932
Pluristem Therapeutics, Inc. (a)(d)	3,372	13,758
Progenics Pharmaceuticals, Inc. (a)	3,007	12,269
QLT, Inc. (a)	4,361	33,013
Raptor Pharmaceutical Corp. (a)	3,878	19,274
Regeneron Pharmaceuticals, Inc. (a)(d)	8,906	1,318,533
Repligen Corp. (a)	3,646	20,746
Rigel Pharmaceuticals, Inc. (a)	8,710	81,177
Sangamo Biosciences, Inc. (a)	4,425	23,762
Sarepta Therapeutics, Inc. (a)(d)	2,155	34,092
Savient Pharmaceuticals, Inc. (a)(d)	5,462	7,210
Seattle Genetics, Inc. (a)	10,953	290,693
SIGA Technologies, Inc. (a)(d)	3,606	10,674
Sinovac Biotech Ltd. (a)	4,346	9,605
Spectrum Pharmaceuticals, Inc. (a)(d)	5,774	69,057
StemCells, Inc. (a)(d)	1,913	4,151
Sunesis Pharmaceuticals, Inc. (a)	4,329	13,723
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)	2,163	$ 108,063
Synergy Pharmaceuticals, Inc. (a)	6,125	30,319
Synta Pharmaceuticals Corp. (a)	5,093	33,461
Targacept, Inc. (a)	2,644	11,898
Telik, Inc. (a)	90	147
TESARO, Inc.	2,876	35,605
Theratechnologies, Inc. (a)	4,600	3,033
Theravance, Inc. (a)	9,189	245,071
Threshold Pharmaceuticals, Inc. (a)	5,054	44,526
Trius Therapeutics, Inc. (a)	7,463	41,420
United Therapeutics Corp. (a)	4,997	270,438
Vanda Pharmaceuticals, Inc. (a)	2,216	9,728
Verastem, Inc. (d)	1,981	17,076
Vertex Pharmaceuticals, Inc. (a)	20,268	1,080,892
Vical, Inc. (a)	13,722	49,811
XOMA Corp. (a)(d)	11,286	39,162
Zalicus, Inc. (a)	9,513	14,079
ZIOPHARM Oncology, Inc. (a)(d)	11,631	57,806
		29,580,693
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (a)	1,943	72,804
Abiomed, Inc. (a)(d)	4,438	99,101
Accuray, Inc. (a)	6,327	38,785
Align Technology, Inc. (a)(d)	7,636	259,242
Alphatec Holdings, Inc. (a)	5,917	9,822
Analogic Corp.	1,339	93,074
Angiodynamics, Inc. (a)	5,344	61,135
Anika Therapeutics, Inc. (a)	1,002	14,238
Antares Pharma, Inc. (a)(d)	9,000	34,920
ArthroCare Corp. (a)	3,211	94,981
Atricure, Inc. (a)	1,732	12,089
Atrion Corp.	170	36,917
BioLase Technology, Inc.	2,423	4,095
BSD Medical Corp. (a)	812	1,405
Cardica, Inc. (a)	1,278	2,173
Cardiovascular Systems, Inc. (a)	1,580	14,726
Cerus Corp. (a)	5,389	17,191
Conceptus, Inc. (a)(d)	3,516	66,839
CONMED Corp.	2,243	60,606
Cutera, Inc. (a)	1,010	7,292
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cyberonics, Inc. (a)	2,403	$ 119,982
Cynosure, Inc. Class A (a)	700	18,200
Delcath Systems, Inc. (a)(d)	5,700	11,286
DENTSPLY International, Inc.	13,318	483,044
Derma Sciences, Inc. (a)	4,200	39,816
DexCom, Inc. (a)	7,959	105,855
DynaVox, Inc. Class A (a)	830	727
EDAP TMS SA sponsored ADR (a)	1,813	3,282
Endologix, Inc. (a)	7,361	88,111
EnteroMedics, Inc. (a)(d)	11,433	42,073
Exactech, Inc. (a)	1,007	16,253
Genmark Diagnostics, Inc. (a)	8,800	66,264
Given Imaging Ltd. (a)	4,735	64,254
Hansen Medical, Inc. (a)(d)	11,167	16,415
HeartWare International, Inc. (a)(d)	1,303	116,710
Hologic, Inc. (a)	25,433	499,250
ICU Medical, Inc. (a)	1,131	62,771
IDEXX Laboratories, Inc. (a)	5,158	490,319
Imris, Inc. (a)	3,300	13,458
Insulet Corp. (a)	5,630	118,061
Integra LifeSciences Holdings Corp. (a)	2,438	95,911
Intuitive Surgical, Inc. (a)	3,804	1,870,769
IRIS International, Inc. (a)	1,884	23,927
LeMaitre Vascular, Inc.	1,743	10,580
Mako Surgical Corp. (a)(d)	3,942	64,964
Masimo Corp. (a)	5,644	124,620
Medical Action Industries, Inc. (a)	1,561	5,760
MELA Sciences, Inc. (a)(d)	3,083	10,421
Meridian Bioscience, Inc. (d)	4,718	83,414
Merit Medical Systems, Inc. (a)	3,396	48,393
Natus Medical, Inc. (a)	2,216	25,949
Neogen Corp. (a)	2,120	82,765
NeuroMetrix, Inc. (a)	82	57
Novadaq Technologies, Inc. (a)	3,721	29,141
NuVasive, Inc. (a)	4,400	92,752
NxStage Medical, Inc. (a)	6,740	85,935
OraSure Technologies, Inc. (a)	6,612	64,203
Orthofix International NV (a)	1,661	70,294
Palomar Medical Technologies, Inc. (a)	1,877	16,424
PhotoMedex, Inc. (d)	1,894	24,830
Quidel Corp. (a)	3,010	48,882
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Rochester Medical Corp. (a)	1,184	$ 13,048
Rockwell Medical Technologies, Inc. (a)	1,656	13,215
RTI Biologics, Inc. (a)	5,687	21,724
Sirona Dental Systems, Inc. (a)	5,192	275,903
Solta Medical, Inc. (a)	4,423	13,490
Staar Surgical Co. (a)	2,835	18,569
Stereotaxis, Inc. (a)	567	913
SurModics, Inc. (a)	1,470	27,401
Synergetics USA, Inc. (a)	2,800	14,336
Syneron Medical Ltd. (a)	2,826	27,582
TearLab Corp. (a)	2,994	11,707
The Spectranetics Corp. (a)	2,907	35,291
ThermoGenesis Corp. (a)	1,101	1,255
Thoratec Corp. (a)	5,378	182,260
Tornier BV (a)	4,822	86,410
TranS1, Inc. (a)	1,691	4,464
Trinity Biotech PLC sponsored ADR	1,741	21,327
Unilife Corp. (a)	7,036	21,038
Uroplasty, Inc. (a)	2,392	9,520
Utah Medical Products, Inc.	362	12,239
Vascular Solutions, Inc. (a)	1,180	15,470
Volcano Corp. (a)	5,221	147,650
Winner Medical Group, Inc. (a)	1,800	7,740
Wright Medical Group, Inc. (a)(d)	3,752	77,666
Young Innovations, Inc.	669	24,934
Zeltiq Aesthetics, Inc. (d)	3,348	17,744
		7,360,453
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)(d)	4,044	77,564
Air Methods Corp. (a)	1,304	151,968
Almost Family, Inc. (a)	863	19,055
Amedisys, Inc. (a)	2,885	40,621
American CareSource Holdings, Inc.	1,100	572
AmSurg Corp. (a)	3,341	98,259
Bio-Reference Laboratories, Inc. (a)	2,512	65,613
BioScrip, Inc. (a)	5,766	49,011
CardioNet, Inc. (a)	1,581	3,589
Catamaran Corp. (a)	9,786	849,394
Chindex International, Inc. (a)	1,481	15,506
Corvel Corp. (a)	957	41,917
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cross Country Healthcare, Inc. (a)	3,098	$ 12,547
Express Scripts Holding Co. (a)	77,402	4,846,913
Gentiva Health Services, Inc. (a)	3,221	35,367
Healthways, Inc. (a)	3,193	33,463
Henry Schein, Inc. (a)(d)	8,560	657,494
HMS Holdings Corp. (a)(d)	8,215	283,089
Integramed America, Inc. (a)	2,300	32,246
IPC The Hospitalist Co., Inc. (a)	1,428	63,103
LCA-Vision, Inc. (a)	1,176	5,045
LHC Group, Inc. (a)	2,063	35,896
LifePoint Hospitals, Inc. (a)	4,492	181,567
Magellan Health Services, Inc. (a)	2,589	128,440
Medcath Corp. (a)	3,034	24,181
MWI Veterinary Supply, Inc. (a)	1,301	131,167
National Research Corp.	738	36,723
Patterson Companies, Inc.	10,486	356,209
PDI, Inc. (a)	1,717	11,916
Providence Service Corp. (a)	853	9,733
PSS World Medical, Inc. (a)	4,758	102,725
RadNet, Inc. (a)	2,333	6,532
Sharps Compliance Corp. (a)	2,640	7,630
Sun Healthcare Group, Inc. (a)	2,429	20,525
The Ensign Group, Inc.	1,883	55,436
VCA Antech, Inc. (a)	8,307	160,657
		8,651,673
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	17,686	185,703
athenahealth, Inc. (a)(d)	3,375	298,249
Authentidate Holding Corp. (a)	1,782	2,156
Cerner Corp. (a)	16,269	1,189,915
Computer Programs & Systems, Inc.	939	47,466
Epocrates, Inc. (a)	1,700	15,164
HealthStream, Inc. (a)	3,395	96,486
iCAD, Inc. (a)	949	2,059
MedAssets, Inc. (a)	5,481	93,561
Medidata Solutions, Inc. (a)	2,453	86,051
Mediware Information Systems, Inc. (a)	1,963	28,817
Merge Healthcare, Inc. (a)(d)	8,773	27,723
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Omnicell, Inc. (a)	2,544	$ 36,532
Quality Systems, Inc.	5,728	101,214
		2,211,096
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(d)	6,582	25,077
Albany Molecular Research, Inc. (a)	3,021	10,060
Apricus Biosciences, Inc. (a)	2,588	7,428
BG Medicine, Inc. (a)	1,419	5,633
Bruker BioSciences Corp. (a)	16,580	200,784
Combimatrix Corp. (a)	142	85
Complete Genomics, Inc. (a)(d)	2,200	6,688
Compugen Ltd. (a)	3,805	13,736
Fluidigm Corp. (a)	1,627	25,446
Furiex Pharmaceuticals, Inc. (a)	973	17,952
Harvard Bioscience, Inc. (a)	2,115	8,100
ICON PLC sponsored ADR (a)	5,566	127,573
Illumina, Inc. (a)(d)	11,832	497,891
Life Technologies Corp. (a)(d)	16,973	809,782
Luminex Corp. (a)	4,108	79,449
Pacific Biosciences of California, Inc. (a)	4,115	8,107
PAREXEL International Corp. (a)	5,695	163,959
pSivida Corp. (a)	1,100	1,936
PURE Bioscience, Inc. (a)	236	663
QIAGEN NV (a)(d)	22,552	400,072
Sequenom, Inc. (a)(d)	12,977	47,626
Techne Corp.	3,586	245,892
		2,703,939
Pharmaceuticals - 1.2%
Acura Pharmaceuticals, Inc. (a)(d)	4,909	8,002
Akorn, Inc. (a)	9,857	136,421
Alexza Pharmaceuticals, Inc. (a)(d)	428	2,059
Alimera Sciences, Inc. (a)(d)	2,500	6,000
Ampio Pharmaceuticals, Inc. (a)(d)	2,700	7,776
Auxilium Pharmaceuticals, Inc. (a)	4,987	116,197
AVANIR Pharmaceuticals Class A (a)(d)	12,342	40,975
Biodel, Inc. (a)	350	1,040
Biodelivery Sciences International, Inc. (a)	2,742	13,518
BioSante Pharmaceuticals, Inc. (a)(d)	1,389	2,056
Cadence Pharmaceuticals, Inc. (a)(d)	8,714	34,333
Cardiome Pharma Corp. (a)	5,488	1,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cempra, Inc.	5,300	$ 43,513
Columbia Laboratories, Inc. (a)(d)	6,149	6,579
Corcept Therapeutics, Inc. (a)(d)	10,274	29,692
Cornerstone Therapeutics, Inc. (a)	2,560	17,306
Cumberland Pharmaceuticals, Inc. (a)	1,718	10,308
DepoMed, Inc. (a)	4,694	24,831
Durect Corp. (a)	8,664	9,097
Echo Therapeutics, Inc. (a)(d)	2,817	4,085
Endo Pharmaceuticals Holdings, Inc. (a)(d)	11,272	358,675
Endocyte, Inc. (a)(d)	3,058	29,326
Flamel Technologies SA sponsored ADR (a)	2,626	12,605
Hi-Tech Pharmacal Co., Inc. (a)	1,068	38,117
Horizon Pharma, Inc. (a)(d)	3,476	15,433
Impax Laboratories, Inc. (a)	6,334	149,926
Jazz Pharmaceuticals PLC (a)	5,504	250,487
MAP Pharmaceuticals, Inc. (a)	3,191	42,887
Mylan, Inc. (a)	40,756	960,619
Nektar Therapeutics (a)(d)	13,302	114,131
Novogen Ltd. sponsored ADR (a)	19	35
NuPathe, Inc. (a)(d)	1,000	3,960
Obagi Medical Products, Inc. (a)	1,666	22,258
Omeros Corp. (a)	2,026	19,105
Optimer Pharmaceuticals, Inc. (a)(d)	4,314	64,839
Pacira Pharmaceuticals, Inc. (a)	3,000	54,480
Pain Therapeutics, Inc. (a)	3,313	13,186
Perrigo Co.	8,935	982,582
Pozen, Inc. (a)	3,117	20,292
ProPhase Labs, Inc. (a)	1,566	1,660
Questcor Pharmaceuticals, Inc. (a)(d)	5,975	259,554
Repros Therapeutics, Inc. (a)	1,463	18,536
Sagent Pharmaceuticals, Inc. (a)(d)	3,256	47,082
Salix Pharmaceuticals Ltd. (a)	5,455	239,802
Santarus, Inc. (a)	5,499	33,984
SciClone Pharmaceuticals, Inc. (a)(d)	5,359	26,259
Shire PLC sponsored ADR	4,718	427,168
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	2,460
Somaxon Pharmaceuticals, Inc. (a)	2,940	882
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	5,261
Supernus Pharmaceuticals, Inc. (a)(d)	2,322	28,514
The Medicines Company (a)	5,045	129,606
Transcept Pharmaceuticals, Inc. (a)	1,571	10,494
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Ventrus Biosciences, Inc. (a)	879	$ 3,323
ViroPharma, Inc. (a)	6,589	175,267
VIVUS, Inc. (a)(d)	9,507	203,925
Warner Chilcott PLC	23,971	326,485
XenoPort, Inc. (a)(d)	4,387	40,887
Zogenix, Inc. (a)	8,170	19,363
		5,669,043
TOTAL HEALTH CARE		56,176,897
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	2,770	66,092
American Science & Engineering, Inc.	864	51,382
API Technologies Corp. (a)	4,000	12,320
Ascent Solar Technologies, Inc. (a)	1,977	3,302
Astronics Corp. (a)	811	22,708
BE Aerospace, Inc. (a)	9,799	394,508
Ceradyne, Inc.	2,782	66,073
EDAC Technologies Corp. (a)	709	10,266
Elbit Systems Ltd.	4,303	134,899
GeoEye, Inc. (a)	2,101	56,370
Innovative Solutions & Support, Inc. (a)	1,668	6,438
KEYW Holding Corp. (a)	1,900	21,394
Kratos Defense & Security Solutions, Inc. (a)	5,337	25,511
LMI Aerospace, Inc. (a)	964	18,769
Sypris Solutions, Inc.	1,434	9,766
Taser International, Inc. (a)	4,353	23,289
TAT Technologies Ltd.	863	3,374
		926,461
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	6,093	28,332
Atlas Air Worldwide Holdings, Inc. (a)	2,883	148,475
C.H. Robinson Worldwide, Inc.	15,551	880,342
Echo Global Logistics, Inc. (a)	1,882	33,330
Expeditors International of Washington, Inc. (d)	20,279	742,414
Forward Air Corp.	3,854	129,571
Hub Group, Inc. Class A (a)	3,300	99,330
Pacer International, Inc. (a)	4,028	16,515
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	1,224	$ 26,328
UTI Worldwide, Inc.	9,673	132,810
		2,237,447
Airlines - 0.2%
Allegiant Travel Co. (a)	1,721	113,999
Hawaiian Holdings, Inc. (a)	4,459	26,442
JetBlue Airways Corp. (a)(d)	29,878	146,402
Republic Airways Holdings, Inc. (a)	4,760	21,182
Ryanair Holdings PLC sponsored ADR (a)	11,360	352,614
SkyWest, Inc.	5,329	46,735
Spirit Airlines, Inc. (a)	6,116	119,568
		826,942
Building Products - 0.1%
AAON, Inc.	2,103	38,695
American Woodmark Corp. (a)	1,276	24,703
Apogee Enterprises, Inc.	2,361	37,304
Builders FirstSource, Inc. (a)(d)	9,440	42,008
China Ceramics Co. Ltd. (a)	1,500	3,660
Gibraltar Industries, Inc. (a)	2,751	30,068
Insteel Industries, Inc.	1,187	11,894
Nortek, Inc. (a)	1,817	93,521
Patrick Industries, Inc. (a)	1,326	17,238
PGT, Inc. (a)	4,454	14,253
Universal Forest Products, Inc.	2,353	90,426
US Home Systems, Inc.	673	8,365
		412,135
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	980	9,712
Acorn Energy, Inc.	1,217	10,016
Asset Acceptance Capital Corp. (a)	2,070	13,476
Asta Funding, Inc.	1,124	10,700
Casella Waste Systems, Inc. Class A (a)	2,025	9,740
CECO Environmental Corp.	977	9,262
Cintas Corp.	12,225	494,135
Copart, Inc. (a)	12,054	321,962
Courier Corp.	1,323	14,844
Encore Capital Group, Inc. (a)	2,247	62,983
EnerNOC, Inc. (a)	3,061	30,212
Fuel Tech, Inc. (a)	2,055	10,131
G&K Services, Inc. Class A	2,598	81,499
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Guanwei Recycling Corp. (a)	1,400	$ 1,064
Healthcare Services Group, Inc.	6,516	137,944
Heritage-Crystal Clean, Inc. (a)	2,262	40,693
Herman Miller, Inc.	5,712	111,727
Hudson Technologies, Inc. (a)	2,825	10,198
Industrial Services of America, Inc. (a)	694	2,415
InnerWorkings, Inc. (a)(d)	4,624	55,719
Interface, Inc.	6,043	82,970
Intersections, Inc.	1,282	14,064
Kimball International, Inc. Class B	2,252	25,290
McGrath RentCorp.	2,396	60,331
Mobile Mini, Inc. (a)	6,276	107,320
Multi-Color Corp.	1,696	34,598
Performant Financial Corp.	3,975	43,129
Perma-Fix Environmental Services, Inc. (a)	4,865	4,622
Portfolio Recovery Associates, Inc. (a)	1,626	163,169
R.R. Donnelley & Sons Co. (d)	17,012	186,792
Standard Parking Corp. (a)	1,319	30,456
Stericycle, Inc. (a)(d)	8,167	747,444
Swisher Hygiene, Inc. (Canada) (a)(d)	18,251	32,304
Sykes Enterprises, Inc. (a)	3,992	53,852
Tetra Tech, Inc. (a)	5,678	147,287
United Stationers, Inc.	3,694	89,358
US Ecology, Inc.	1,521	28,595
Virco Manufacturing Co. (a)	1,086	1,683
		3,291,696
Construction & Engineering - 0.1%
Aegion Corp. (a)	3,185	62,171
Foster Wheeler AG (a)	11,390	249,441
Great Lakes Dredge & Dock Corp.	8,025	58,663
Integrated Electrical Services, Inc. (a)	652	1,943
Layne Christensen Co. (a)	1,710	33,242
MYR Group, Inc. (a)	2,014	40,965
Northwest Pipe Co. (a)	758	19,132
Primoris Services Corp.	4,572	56,236
Sterling Construction Co., Inc. (a)	1,382	13,392
UniTek Global Services, Inc. (a)	2,812	9,730
		544,915
Electrical Equipment - 0.1%
A123 Systems, Inc. (a)(d)	9,716	2,514
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Active Power, Inc. (a)	8,360	$ 6,354
Altair Nanotechnologies, Inc. (a)(d)	3,678	2,759
American Superconductor Corp. (a)	4,998	18,743
Broadwind Energy, Inc. (a)	819	1,482
Capstone Turbine Corp. (a)(d)	21,352	21,324
China BAK Battery, Inc. (a)(d)	3,906	1,953
China Recycling Energy Corp. (a)	2,900	2,987
China Technology Development Group Corp. (a)	3,489	1,866
Coleman Cable, Inc.	1,787	16,941
Deswell Industries, Inc.	1,530	4,116
Ecotality, Inc. (a)	654	324
Encore Wire Corp.	1,808	51,203
Enphase Energy, Inc. (d)	4,012	19,900
Franklin Electric Co., Inc.	2,237	121,313
FuelCell Energy, Inc. (a)	18,058	17,877
Fushi Copperweld, Inc. (a)(d)	3,492	31,638
Global Power Equipment Group, Inc.	1,441	28,100
Highpower International, Inc. (a)	815	856
Hydrogenics Corp. (a)(d)	700	4,235
II-VI, Inc. (a)(d)	6,186	115,060
Jinpan International Ltd.	1,698	9,084
Lihua International, Inc. (d)	3,025	12,312
Lime Energy Co. (a)	1,937	1,433
LSI Industries, Inc.	2,044	13,327
Nexxus Lighting, Inc. (a)	956	124
Ocean Power Technologies, Inc. (a)(d)	1,435	4,004
Plug Power, Inc. (a)	631	606
Powell Industries, Inc. (a)	1,639	62,151
PowerSecure International, Inc. (a)	871	4,616
Preformed Line Products Co.	492	28,989
Satcon Technology Corp. (a)(d)	1,332	1,598
Ultralife Corp. (a)	1,473	4,375
Vicor Corp.	2,510	15,110
		629,274
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	3,540	107,510
Machinery - 0.8%
Altra Holdings, Inc.	2,183	40,189
American Railcar Industries, Inc. (a)	1,959	55,910
Astec Industries, Inc. (a)	2,039	59,804
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Chart Industries, Inc. (a)	2,803	$ 195,649
China Valves Technology, Inc. (a)(d)	2,643	2,550
Cleantech Solutions International, Inc. (a)	197	526
Columbus McKinnon Corp. (NY Shares) (a)	1,499	22,215
Commercial Vehicle Group, Inc. (a)	2,120	17,914
Dynamic Materials Corp.	1,149	18,568
Eastern Co.	613	10,452
Edwards Group Ltd. ADR (a)	1,710	11,833
Energy Recovery, Inc. (a)	3,989	10,052
Flow International Corp. (a)	3,549	11,712
FreightCar America, Inc.	1,099	19,694
Gencor Industries, Inc. (a)	519	3,955
Hardinge, Inc.	1,062	9,547
Hurco Companies, Inc. (a)	804	16,635
Key Technology, Inc. (a)	313	3,045
L.B. Foster Co. Class A	891	28,646
Lincoln Electric Holdings, Inc.	7,875	324,844
Makita Corp. sponsored ADR	331	11,337
Manitex International, Inc. (a)	3,159	22,145
MFRI, Inc. (a)	997	6,650
Middleby Corp. (a)(d)	1,763	203,009
NN, Inc. (a)	1,502	12,662
Nordson Corp.	6,145	361,387
Omega Flex, Inc. (a)	1,368	14,569
PACCAR, Inc. (d)	34,072	1,359,814
PMFG, Inc. (a)	2,024	14,573
RBC Bearings, Inc. (a)	2,436	112,032
Shengkai Innovations, Inc. (a)	1,025	769
SmartHeat, Inc. (a)(d)	380	1,535
Sun Hydraulics Corp.	3,722	86,164
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	6,692
Class B (a)	262	1,465
TriMas Corp. (a)	3,886	83,549
Twin Disc, Inc. (d)	1,109	20,528
Westport Innovations, Inc. (a)(d)	5,282	185,979
Woodward, Inc.	6,330	221,107
		3,589,706
Marine - 0.0%
Diana Containerships, Inc.	1,986	10,645
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
DryShips, Inc. (a)(d)	42,597	$ 93,287
Eagle Bulk Shipping, Inc. (a)(d)	1,118	3,197
Euroseas Ltd.	2,727	2,972
FreeSeas, Inc. (a)	343	103
Newlead Holdings Ltd. (a)(d)	1,300	962
Rand Logistics, Inc. (a)	1,744	12,382
Seanergy Martime Holdings Corp. (a)	799	1,454
Star Bulk Carriers Corp.	6,130	3,188
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,469	1,827
		130,017
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	1,360	57,406
Acacia Research Corp. - Acacia Technologies (a)	4,640	122,218
Advisory Board Co. (a)	3,208	142,211
Barrett Business Services, Inc.	849	21,514
CRA International, Inc. (a)	945	14,978
Exponent, Inc. (a)	1,070	55,704
Heidrick & Struggles International, Inc.	1,475	18,172
Hudson Global, Inc. (a)	2,817	13,071
Huron Consulting Group, Inc. (a)	2,114	68,219
ICF International, Inc. (a)	1,607	35,418
Kelly Services, Inc. Class A (non-vtg.)	4,389	54,160
Kforce, Inc. (a)	3,428	40,176
Lightbridge Corp. (a)(d)	2,205	4,653
Odyssey Marine Exploration, Inc. (a)(d)	6,577	23,875
Pendrell Corp. (a)	19,022	22,826
RCM Technologies, Inc. (a)	2,327	13,008
Resources Connection, Inc.	3,700	41,366
RPX Corp. (a)	4,530	53,182
Verisk Analytics, Inc. (a)	15,815	767,344
VSE Corp.	427	9,911
		1,579,412
Road & Rail - 0.4%
AMERCO	1,854	172,515
Arkansas Best Corp.	2,434	22,344
Avis Budget Group, Inc. (a)	10,207	167,599
Covenant Transport Group, Inc. Class A (a)	1,650	8,102
Frozen Food Express Industries, Inc. (a)	1,931	4,576
Heartland Express, Inc.	8,397	109,329
J.B. Hunt Transport Services, Inc. (d)	11,146	584,496
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	4,367	$ 206,428
Marten Transport Ltd.	2,011	35,474
Old Dominion Freight Lines, Inc. (a)	5,777	258,694
P.A.M. Transportation Services, Inc.	668	6,172
Patriot Transportation Holding, Inc. (a)	1,246	31,960
Quality Distribution, Inc. (a)	2,343	22,797
Saia, Inc. (a)	1,454	31,552
Student Transportation, Inc.	9,179	60,712
Universal Truckload Services, Inc.	1,183	16,775
USA Truck, Inc. (a)	1,050	3,896
Vitran Corp., Inc. (a)	1,634	6,895
Werner Enterprises, Inc. (d)	6,794	151,167
YRC Worldwide, Inc. (a)(d)	547	3,058
Zipcar, Inc. (a)(d)	3,750	29,625
		1,934,166
Trading Companies & Distributors - 0.4%
Aceto Corp.	2,071	18,515
Ampal-American Israel Corp. (a)	134	264
Beacon Roofing Supply, Inc. (a)(d)	4,308	121,227
DXP Enterprises, Inc. (a)	1,259	58,052
Essex Rental Corp. (a)(d)	2,219	8,210
Fastenal Co. (d)	28,339	1,221,128
H&E Equipment Services, Inc.	4,201	74,358
Houston Wire & Cable Co.	1,495	16,400
Lawson Products, Inc.	645	5,160
Rush Enterprises, Inc.:
Class A (a)	2,683	45,718
Class B (a)	1,009	14,701
Titan Machinery, Inc. (a)(d)	1,925	44,371
Willis Lease Finance Corp. (a)	1,056	13,073
		1,641,177
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR (d)	550	9,383
TOTAL INDUSTRIALS		17,860,241
INFORMATION TECHNOLOGY - 52.2%
Communications Equipment - 5.5%
Acme Packet, Inc. (a)	7,134	136,188
ADTRAN, Inc. (d)	6,053	122,815
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Alliance Fiber Optic Products, Inc. (a)	3,007	$ 27,484
Alvarion Ltd. (a)(d)	5,431	1,792
Ambient Corp. (a)(d)	1,100	5,775
Anaren, Inc. (a)	1,155	22,765
Arris Group, Inc. (a)	10,458	142,543
Aruba Networks, Inc. (a)(d)	10,616	208,604
AudioCodes Ltd. (a)	2,694	3,772
Aviat Networks, Inc. (a)	4,784	10,908
Aware, Inc.	5,644	33,469
Bel Fuse, Inc.:
Class A	300	5,325
Class B (non-vtg.)	558	10,870
Black Box Corp.	1,429	37,140
Brocade Communications Systems, Inc. (a)(d)	42,660	247,428
CalAmp Corp. (a)	2,414	18,346
Ceragon Networks Ltd. (a)	3,191	22,177
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	1,961
Ciena Corp. (a)	9,267	126,680
Cisco Systems, Inc.	514,664	9,819,789
Cogo Group, Inc. (a)(d)	3,330	6,427
Communications Systems, Inc.	3,600	40,536
Comtech Telecommunications Corp.	1,521	42,771
Dialogic, Inc. (a)	1,793	1,040
Digi International, Inc. (a)	2,136	22,065
Ditech Networks, Inc. (a)	1,208	991
DragonWave, Inc. (a)(d)	2,480	6,522
EchoStar Holding Corp. Class A (a)	3,570	96,426
EMCORE Corp. (a)	1,475	6,933
EXFO, Inc. (sub. vtg.) (a)	2,252	10,852
Extreme Networks, Inc. (a)	7,442	26,494
F5 Networks, Inc. (a)	7,556	736,634
Finisar Corp. (a)(d)	8,662	119,016
Gilat Satellite Networks Ltd. (a)	5,055	16,075
Globecomm Systems, Inc. (a)	1,887	22,474
Harmonic, Inc. (a)	8,706	39,786
Infinera Corp. (a)	13,841	78,617
InterDigital, Inc. (d)	4,223	142,526
Ituran Location & Control Ltd.	2,549	28,523
Ixia (a)	7,772	115,336
JDS Uniphase Corp. (a)	21,722	243,069
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
KVH Industries, Inc. (a)	1,563	$ 21,194
Loral Space & Communications Ltd.	2,333	171,289
Meru Networks, Inc. (a)	1,641	4,857
Mitel Networks, Inc. (a)	3,745	10,411
NETGEAR, Inc. (a)	3,464	126,678
Network Engines, Inc. (a)	2,771	3,963
NumereX Corp. Class A (a)	2,247	23,414
Oclaro, Inc. (a)	6,326	16,258
Oplink Communications, Inc. (a)	1,737	27,914
Parkervision, Inc. (a)(d)	7,644	17,581
PC-Tel, Inc.	2,538	15,989
Performance Technologies, Inc. (a)	470	639
Polycom, Inc. (a)	16,994	177,077
Powerwave Technologies, Inc. (a)(d)	2,510	954
Procera Networks, Inc. (a)	2,618	55,475
QUALCOMM, Inc.	164,700	10,122,462
RADWARE Ltd. (a)	2,638	86,131
Research In Motion Ltd. (a)(d)	49,280	329,683
Riverbed Technology, Inc. (a)	15,196	303,768
ShoreTel, Inc. (a)	4,564	18,256
Sierra Wireless, Inc. (a)	2,705	23,325
Silicom Ltd. (a)	1,049	16,207
Sonus Networks, Inc. (a)	31,557	60,905
Sycamore Networks, Inc. (a)	2,247	33,211
Symmetricom, Inc. (a)	3,327	20,494
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	20,272	188,530
Telestone Technologies Corp. (a)(d)	578	780
Tellabs, Inc.	36,061	128,017
Telular Corp.	2,245	21,485
Tessco Technologies, Inc.	550	10,423
Ubiquiti Networks, Inc. (d)	8,870	106,617
UTStarcom Holdings Corp. (a)	13,965	14,943
ViaSat, Inc. (a)(d)	3,994	154,568
Westell Technologies, Inc. Class A (a)	3,694	7,905
Wi-Lan, Inc.	14,813	76,638
Zhone Technologies, Inc. (a)	2,208	1,325
		25,208,310
Computers & Peripherals - 14.5%
Apple, Inc.	89,888	59,797,069
Avid Technology, Inc. (a)(d)	3,536	32,567
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Concurrent Computer Corp.	867	$ 3,711
Cray, Inc. (a)	3,431	39,148
Datalink Corp. (a)	1,800	15,030
Dell, Inc.	168,092	1,780,094
Dot Hill Systems Corp. (a)	4,517	5,104
Electronics for Imaging, Inc. (a)	4,305	66,512
Hutchinson Technology, Inc. (a)(d)	1,552	2,576
iGO, Inc. (a)	2,072	1,011
Immersion Corp. (a)	2,166	12,433
Intevac, Inc. (a)	1,753	10,869
Logitech International SA (d)	16,274	150,209
NetApp, Inc. (a)	34,799	1,201,261
Novatel Wireless, Inc. (a)	2,420	4,913
OCZ Technology Group, Inc. (a)	6,689	37,860
Overland Storage, Inc. (a)	3,560	6,764
Presstek, Inc. (a)	2,467	1,209
QLogic Corp. (a)	9,664	117,611
Rimage Corp.	799	5,497
SanDisk Corp. (a)	23,373	963,435
Seagate Technology	40,748	1,304,343
Silicon Graphics International Corp. (a)(d)	2,986	25,500
Smart Technologies, Inc. Class A (a)	3,897	5,807
STEC, Inc. (a)(d)	3,803	28,180
Stratasys, Inc. (a)	2,055	132,876
Super Micro Computer, Inc. (a)	4,382	54,030
Synaptics, Inc. (a)	3,033	92,264
Transact Technologies, Inc. (a)	1,837	13,171
Western Digital Corp. (a)	24,967	1,044,120
Xyratex Ltd.	2,115	23,392
		66,978,566
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	2,256	18,702
Audience, Inc.	2,217	40,061
BrightPoint, Inc. (a)	6,511	58,404
Cognex Corp.	3,969	143,241
Coherent, Inc. (a)	2,147	101,102
CUI Global, Inc. (a)	1,439	9,771
Daktronics, Inc.	3,527	33,718
Digital Ally, Inc. (a)	179	906
DTS, Inc. (a)	1,687	37,873
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Echelon Corp. (a)	3,399	$ 11,319
Electro Rent Corp.	2,014	34,480
Electro Scientific Industries, Inc.	4,034	49,457
FARO Technologies, Inc. (a)	1,765	69,629
FEI Co.	3,752	201,520
Flextronics International Ltd. (a)	65,872	443,319
FLIR Systems, Inc.	15,156	300,089
Frequency Electronics, Inc. (a)	801	6,953
GSI Group, Inc. (a)	3,002	27,018
HLS Systems International Ltd. (a)	6,494	61,044
Identive Group, Inc. (a)(d)	4,784	3,349
Insight Enterprises, Inc. (a)	4,185	75,163
IPG Photonics Corp. (a)	5,041	309,971
Itron, Inc. (a)	3,726	161,559
KEY Tronic Corp. (a)	2,433	26,374
Littelfuse, Inc.	2,057	105,504
LoJack Corp. (a)	1,208	3,032
LRAD Corp. (a)	2,260	2,531
Magal Security Systems Ltd. (a)	1,252	4,695
Maxwell Technologies, Inc. (a)(d)	2,392	18,203
Measurement Specialties, Inc. (a)	1,277	41,477
Mercury Computer Systems, Inc. (a)	2,848	27,796
Mesa Laboratories, Inc.	635	29,864
MicroVision, Inc. (a)(d)	1,233	3,403
MOCON, Inc.	1,486	21,696
Molex, Inc.	8,080	214,524
Molex, Inc. Class A (non-vtg.)	8,650	191,944
MTS Systems Corp.	1,471	74,742
Multi-Fineline Electronix, Inc. (a)	2,217	54,317
National Instruments Corp.	13,114	337,817
Neonode, Inc. (a)	3,560	14,169
NetList, Inc. (a)	1,689	2,888
Newport Corp. (a)	3,551	44,139
Orbotech Ltd. (a)	5,875	48,880
OSI Systems, Inc. (a)	1,986	147,163
Parametric Sound Corp. (a)	937	9,988
PC Connection, Inc.	2,121	25,855
PC Mall, Inc. (a)	1,383	8,104
Perceptron, Inc. (a)	784	4,469
Planar Systems, Inc. (a)	480	624
Plexus Corp. (a)	3,089	92,330
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Power-One, Inc. (a)	14,863	$ 91,259
RadiSys Corp. (a)	1,899	6,931
Research Frontiers, Inc. (a)	1,108	3,501
Richardson Electronics Ltd.	1,588	19,008
Rofin-Sinar Technologies, Inc. (a)	3,325	72,252
Sanmina-SCI Corp. (a)	8,739	75,505
ScanSource, Inc. (a)	2,384	72,092
Tech Data Corp. (a)	3,687	179,114
Trimble Navigation Ltd. (a)	11,747	576,190
TTM Technologies, Inc. (a)	7,898	83,719
Universal Display Corp. (a)(d)	4,402	177,709
Viasystems Group, Inc. (a)	2,351	35,759
Zygo Corp. (a)	1,484	28,745
		5,176,960
Internet Software & Services - 7.9%
21Vianet Group, Inc. ADR (a)	3,322	33,884
Akamai Technologies, Inc. (a)	17,147	643,184
Ancestry.com, Inc. (a)(d)	4,228	131,406
Angie's List, Inc. (d)	5,766	55,123
Autobytel, Inc. (a)	631	2,278
Baidu.com, Inc. sponsored ADR (a)(d)	26,323	2,933,435
Bazaarvoice, Inc. (d)	6,688	99,250
Blucora, Inc. (a)	3,969	61,162
Brightcove, Inc.	2,608	33,695
BroadVision, Inc. (a)	599	4,786
Carbonite, Inc. (d)	2,600	19,656
China Finance Online Co. Ltd. ADR (a)(d)	2,033	2,216
ChinaCache International Holdings Ltd. sponsored ADR (a)	2,750	14,053
Commtouch Software Ltd. (a)	13,700	36,853
comScore, Inc. (a)	3,739	52,795
Constant Contact, Inc. (a)	3,257	63,674
Cornerstone OnDemand, Inc. (a)	4,650	124,667
CoStar Group, Inc. (a)	2,525	205,156
DealerTrack Holdings, Inc. (a)	4,200	116,298
Digital River, Inc. (a)	3,351	55,828
E2open, Inc.	2,190	27,944
EarthLink, Inc.	10,002	66,813
eBay, Inc. (a)	124,049	5,888,606
eGain Communications Corp. (a)	3,510	17,094
Equinix, Inc. (a)(d)	4,582	905,632
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (d)	64,807	$ 1,171,711
FriendFinder Networks, Inc. (a)(d)	2,000	1,480
GigaMedia Ltd. (a)	5,039	5,392
Google, Inc. Class A (a)	24,987	17,118,344
IAC/InterActiveCorp	7,099	368,012
Internap Network Services Corp. (a)	4,621	33,271
Internet Initiative Japan, Inc. sponsored ADR	728	7,964
iPass, Inc. (a)	4,991	9,084
j2 Global, Inc.	4,359	128,460
Keynote Systems, Inc.	1,401	18,395
KIT digital, Inc. (a)(d)	5,075	16,494
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	2,441
Limelight Networks, Inc. (a)(d)	7,958	18,383
Liquidity Services, Inc. (a)(d)	2,978	156,017
LivePerson, Inc. (a)	6,112	100,848
Local.com Corp. (a)(d)	545	1,079
LogMeIn, Inc. (a)	2,380	52,312
Marchex, Inc. Class B	2,468	8,367
Market Leader, Inc. (a)	3,144	15,814
MercadoLibre, Inc.	4,242	337,578
Move, Inc. (a)	3,598	27,992
NetEase.com, Inc. sponsored ADR (a)	7,186	374,175
NIC, Inc.	5,781	83,420
Open Text Corp. (a)(d)	5,528	297,163
OpenTable, Inc. (a)	2,233	94,791
Perficient, Inc. (a)	2,306	24,697
Points International Ltd. (a)	1,800	22,500
QuinStreet, Inc. (a)	3,529	30,244
RealNetworks, Inc.	2,721	21,605
Rediff.com India Ltd. sponsored ADR (a)	371	1,009
Reis, Inc. (a)	4,600	53,774
Remark Media, Inc. (a)	212	399
Responsys, Inc. (a)	5,878	56,370
Saba Software, Inc. (a)	3,198	30,061
SciQuest, Inc. (a)	2,059	34,694
Selectica, Inc. (a)	245	936
Sify Technologies Ltd. sponsored ADR (a)(d)	1,965	4,127
SINA Corp. (a)	6,310	353,991
Sohu.com, Inc. (a)(d)	3,637	142,461
SPS Commerce, Inc. (a)	1,000	34,950
Stamps.com, Inc. (a)	1,389	30,752
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Support.com, Inc. (a)	3,686	$ 11,353
Synacor, Inc. (d)	2,654	21,073
TechTarget, Inc. (a)	3,566	20,041
TheStreet.com, Inc.	1,783	2,478
Travelzoo, Inc. (a)(d)	1,494	33,705
United Online, Inc.	8,242	41,045
Unwired Planet, Inc. (a)	8,604	14,713
ValueClick, Inc. (a)	7,372	119,869
Velti PLC (a)(d)	6,123	42,432
VeriSign, Inc. (a)	14,929	711,815
VistaPrint Ltd. (a)(d)	3,485	125,704
Vocus, Inc. (a)	2,078	40,355
Web.com Group, Inc. (a)	4,909	81,735
WebMD Health Corp. (a)(d)	5,245	78,360
WebMediaBrands, Inc. (a)	208	641
Yahoo!, Inc. (a)	116,828	1,711,530
Yandex NV (a)(d)	17,004	359,124
Zix Corp. (a)	5,859	15,058
		36,318,076
IT Services - 1.9%
Acxiom Corp. (a)	7,793	132,949
Automatic Data Processing, Inc.	46,840	2,720,467
Cardtronics, Inc. (a)	4,436	125,317
Cass Information Systems, Inc.	787	31,496
China Information Technology, Inc. (a)(d)	1,650	1,650
Cognizant Technology Solutions Corp. Class A (a)	29,165	1,874,726
Computer Task Group, Inc. (a)	2,070	33,120
CSG Systems International, Inc. (a)	3,230	68,508
Dynamics Research Corp. (a)	900	5,355
Edgewater Technology, Inc. (a)	1,090	4,164
Euronet Worldwide, Inc. (a)	6,274	111,426
ExlService Holdings, Inc. (a)	3,384	87,206
Fiserv, Inc. (a)	12,730	907,776
Forrester Research, Inc.	2,212	64,767
Hackett Group, Inc. (a)	3,105	11,644
HiSoft Technology International Ltd. ADR (a)	2,418	27,444
iGate Corp. (a)	6,608	106,455
Information Services Group, Inc. (a)	2,794	3,409
Infosys Ltd. sponsored ADR (d)	7,358	312,936
Innodata, Inc. (a)	1,720	7,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Jack Henry & Associates, Inc.	7,974	$ 294,719
Lionbridge Technologies, Inc. (a)	5,275	18,515
LML Payment Systems, Inc. (a)	2,787	5,936
ManTech International Corp. Class A	3,408	76,339
Mattersight Corp. (a)	1,970	10,934
ModusLink Global Solutions, Inc. (a)	3,600	10,980
NCI, Inc. Class A (a)	868	6,345
Newtek Business Services, Inc. (a)	2,552	4,696
Official Payments Holdings, Inc. (a)	2,301	9,158
Online Resources Corp. (a)	2,603	6,898
Paychex, Inc. (d)	34,428	1,145,075
PFSweb, Inc. (a)	1,898	4,840
PRG-Schultz International, Inc. (a)	6,678	54,225
Rainmaker Systems, Inc. (a)	1,909	1,985
Sapient Corp.	15,685	158,575
ServiceSource International, Inc. (a)	7,209	66,755
Syntel, Inc.	3,969	231,393
Teletech Holdings, Inc. (a)	6,156	101,636
Virtusa Corp. (a)	2,378	40,188
Yucheng Technologies Ltd. (a)	1,788	6,562
		8,893,655
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	4,767	177,761
Semiconductors & Semiconductor Equipment - 7.9%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	8,158
Advanced Energy Industries, Inc. (a)	3,336	42,601
Aixtron AG sponsored ADR	770	11,319
Alpha & Omega Semiconductor Ltd. (a)	2,548	24,181
Altera Corp.	30,929	1,154,580
Amkor Technology, Inc. (a)(d)	16,037	75,214
Amtech Systems, Inc. (a)	792	3,120
ANADIGICS, Inc. (a)	5,180	6,061
Analog Devices, Inc.	28,370	1,127,424
Applied Materials, Inc.	122,690	1,434,246
Applied Micro Circuits Corp. (a)	5,170	26,419
ARM Holdings PLC sponsored ADR	11,976	326,226
ASM International NV unit (d)	5,625	197,044
ASML Holding NV (d)	12,265	696,284
Atmel Corp. (a)	43,991	260,867
ATMI, Inc. (a)	2,939	55,576
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AuthenTec, Inc. (a)	4,640	$ 37,166
Avago Technologies Ltd.	23,383	855,116
Axcelis Technologies, Inc. (a)	7,148	7,505
AXT, Inc. (a)	2,879	9,645
Broadcom Corp. Class A	47,721	1,695,527
Brooks Automation, Inc.	7,616	61,004
BTU International, Inc. (a)	667	1,514
Cabot Microelectronics Corp.	2,171	72,229
Camtek Ltd. (a)	1,772	3,207
Canadian Solar, Inc. (a)(d)	3,257	9,087
Cascade Microtech, Inc. (a)	1,205	7,061
Cavium, Inc. (a)(d)	4,595	148,419
Ceva, Inc. (a)	2,062	33,239
China Sunergy Co. Ltd. ADR (a)(d)	811	1,168
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	3,194	41,873
Cirrus Logic, Inc. (a)(d)	6,126	255,270
Cohu, Inc.	2,800	24,640
Cree, Inc. (a)(d)	11,026	310,933
CVD Equipment Corp. (a)	958	10,327
Cymer, Inc. (a)	2,891	163,920
Cypress Semiconductor Corp.	14,149	164,270
Diodes, Inc. (a)	4,716	87,199
DSP Group, Inc. (a)	1,709	9,793
Entegris, Inc. (a)	13,615	119,676
Entropic Communications, Inc. (a)	8,091	43,934
Exar Corp. (a)	3,484	26,513
Ezchip Semiconductor Ltd. (a)	3,149	106,468
First Solar, Inc. (a)(d)	8,383	167,576
FormFactor, Inc. (a)	4,723	24,040
FSI International, Inc. (a)	4,179	25,784
GSI Technology, Inc. (a)	2,209	9,808
GT Advanced Technologies, Inc. (a)	11,116	64,473
Hanwha Solarone Co. Ltd. ADR (a)(d)	4,357	4,444
Himax Technologies, Inc. sponsored ADR	6,926	12,051
Hittite Microwave Corp. (a)	3,684	192,931
Ikanos Communications, Inc. (a)	7,650	7,115
Integrated Device Technology, Inc. (a)	12,662	67,362
Integrated Silicon Solution, Inc. (a)	2,319	22,981
Intel Corp.	483,682	12,009,824
Intermolecular, Inc.	4,427	32,760
Intersil Corp. Class A	14,332	126,552
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
IXYS Corp. (a)	2,709	$ 26,359
JA Solar Holdings Co. Ltd. ADR (a)(d)	9,508	9,033
KLA-Tencor Corp.	15,994	820,652
Kopin Corp. (a)	6,229	21,739
Kulicke & Soffa Industries, Inc. (a)	7,932	89,870
Lam Research Corp. (a)(d)	11,448	390,720
Lattice Semiconductor Corp. (a)	13,458	52,352
Linear Technology Corp.	21,820	720,606
LTX-Credence Corp. (a)	3,814	21,702
M/A-COM Technology Solutions, Inc.	4,539	52,289
Marvell Technology Group Ltd.	54,562	555,441
Mattson Technology, Inc. (a)	3,129	2,940
Maxim Integrated Products, Inc.	27,938	758,237
Mellanox Technologies Ltd. (a)(d)	3,882	444,062
MEMSIC, Inc. (a)	1,776	3,126
Micrel, Inc.	6,146	61,091
Microchip Technology, Inc.	18,466	641,694
Micron Technology, Inc. (a)	94,976	589,801
Microsemi Corp. (a)	8,353	166,308
Mindspeed Technologies, Inc. (a)	3,673	9,513
MIPS Technologies, Inc. (a)(d)	5,288	35,112
MKS Instruments, Inc.	4,764	129,152
Monolithic Power Systems, Inc. (a)	3,194	68,863
MoSys, Inc. (a)	2,523	8,603
Nanometrics, Inc. (a)	2,245	34,191
Nova Measuring Instruments Ltd. (a)	2,306	18,125
NVE Corp. (a)	453	25,463
NVIDIA Corp. (a)	59,054	828,528
NXP Semiconductors NV (a)(d)	24,037	560,543
O2Micro International Ltd. sponsored ADR (a)	3,450	12,248
Omnivision Technologies, Inc. (a)	5,064	82,290
ON Semiconductor Corp. (a)	44,486	277,148
PDF Solutions, Inc. (a)	2,505	30,185
Peregrine Semiconductor Corp.	3,014	47,923
Pericom Semiconductor Corp. (a)	2,086	16,751
Photronics, Inc. (a)	5,193	30,483
Pixelworks, Inc. (a)	3,092	10,482
PLX Technology, Inc. (a)	5,702	32,501
PMC-Sierra, Inc. (a)	22,033	128,893
Power Integrations, Inc.	3,028	104,890
QuickLogic Corp. (a)(d)	4,310	11,551
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rambus, Inc. (a)(d)	10,601	$ 45,372
Ramtron International Corp. (a)	3,073	8,727
RDA Microelectronics, Inc. sponsored ADR (a)(d)	1,650	14,817
RF Micro Devices, Inc. (a)	26,446	99,173
Rubicon Technology, Inc. (a)(d)	2,238	18,844
Rudolph Technologies, Inc. (a)	2,800	26,152
SemiLEDs Corp. (a)	2,000	3,900
Semtech Corp. (a)	6,027	147,782
Sigma Designs, Inc. (a)	2,862	19,662
Silicon Image, Inc. (a)	8,358	39,533
Silicon Laboratories, Inc. (a)(d)	3,991	152,616
Silicon Motion Technology Corp. sponsored ADR (a)(d)	3,200	49,088
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	9,531	53,088
Skyworks Solutions, Inc. (a)(d)	18,081	550,747
Spreadtrum Communications, Inc. ADR	3,944	77,933
SunPower Corp. (a)(d)	11,780	52,774
Supertex, Inc. (a)	1,164	20,126
Tessera Technologies, Inc.	6,663	101,744
Texas Instruments, Inc. (d)	109,669	3,184,788
Tower Semiconductor Ltd. (a)	1,741	13,754
TranSwitch Corp. (a)(d)	1,874	1,874
TriQuint Semiconductor, Inc. (a)	19,496	108,398
Ultra Clean Holdings, Inc. (a)	1,865	10,966
Ultratech, Inc. (a)	2,319	76,481
Veeco Instruments, Inc. (a)(d)	3,733	128,042
Vimicro International Corp. sponsored ADR (a)	1,883	1,864
Volterra Semiconductor Corp. (a)	2,284	54,428
Xilinx, Inc.	25,134	852,294
		36,370,151
Software - 13.4%
Accelrys, Inc. (a)	4,219	32,444
ACI Worldwide, Inc. (a)	3,648	158,250
Activision Blizzard, Inc.	106,717	1,254,992
Actuate Corp. (a)	4,500	31,455
Adobe Systems, Inc. (a)	47,258	1,477,758
Advent Software, Inc. (a)	5,185	123,196
Allot Communications Ltd. (a)	3,016	79,683
American Software, Inc. Class A	2,162	17,815
ANSYS, Inc. (a)	8,909	620,957
Ariba, Inc. (a)	9,660	431,705
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
AsiaInfo-Linkage, Inc. (a)(d)	7,921	$ 95,052
Aspen Technology, Inc. (a)	8,799	214,520
Attunity Ltd. (a)	1,304	9,480
Autodesk, Inc. (a)	21,911	680,337
AutoNavi Holdings Ltd. ADR (a)(d)	4,461	55,584
Blackbaud, Inc.	4,111	100,226
BluePhoenix Solutions Ltd. (a)	285	926
BMC Software, Inc. (a)	15,411	638,015
Bottomline Technologies, Inc. (a)	3,622	81,278
BroadSoft, Inc. (a)	2,902	105,081
CA Technologies, Inc. (d)	45,098	1,173,901
Cadence Design Systems, Inc. (a)(d)	26,548	350,434
Callidus Software, Inc. (a)	2,708	12,105
Changyou.com Ltd. (A Shares) ADR	1,356	31,513
Check Point Software Technologies Ltd. (a)	19,823	913,642
China TransInfo Technology Corp. (a)	3,090	17,304
Cinedigm Digital Cinema Corp. (a)	4,170	5,630
Citrix Systems, Inc. (a)	17,807	1,383,426
ClickSoftware Technologies Ltd.	2,678	21,451
CommVault Systems, Inc. (a)(d)	4,327	218,167
Compuware Corp. (a)	20,060	200,600
Comverse Technology, Inc. (a)	21,879	131,274
Concur Technologies, Inc. (a)	5,141	372,208
Datawatch Corp. (a)	596	11,306
Deltek, Inc. (a)	8,801	113,885
Descartes Systems Group, Inc. (a)	5,283	44,054
Digimarc Corp.	697	15,153
Ebix, Inc. (d)	3,374	80,942
Electronic Arts, Inc. (a)	31,186	415,709
Eloqua, Inc.	2,775	38,822
Envivio, Inc. (d)	4,709	12,385
EPIQ Systems, Inc.	3,174	37,199
ePlus, Inc. (a)	1,018	34,663
Evolving Systems, Inc.	1,208	7,743
FalconStor Software, Inc. (a)	4,107	7,516
Fortinet, Inc. (a)	14,955	396,457
Glu Mobile, Inc. (a)(d)	5,808	29,330
Gravity Co. Ltd. sponsored ADR (a)	3,519	4,680
Guidance Software, Inc. (a)	2,847	29,865
Informatica Corp. (a)	10,251	334,183
Interactive Intelligence Group, Inc. (a)	1,647	48,685
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	28,164	$ 1,648,721
JDA Software Group, Inc. (a)	4,109	126,557
Jive Software, Inc.	5,945	89,710
KongZhong Corp. sponsored ADR (a)	2,588	17,521
Magic Software Enterprises Ltd. (a)	2,459	11,557
Majesco Entertainment Co. (a)	3,390	5,763
Manhattan Associates, Inc. (a)	1,860	94,079
Mentor Graphics Corp. (a)	11,212	185,334
MICROS Systems, Inc. (a)(d)	7,547	382,331
Microsoft Corp.	807,588	24,889,862
MicroStrategy, Inc. Class A (a)	912	114,465
Mitek Systems, Inc. (a)	2,622	11,904
Monotype Imaging Holdings, Inc.	3,416	51,547
Motricity, Inc. (a)(d)	3,200	1,440
Motricity, Inc. rights 10/3/12	3,200	32
Net 1 UEPS Technologies, Inc. (a)	4,905	46,892
NetScout Systems, Inc. (a)	3,834	91,058
NetSol Technologies, Inc. (a)	525	2,426
NICE Systems Ltd. sponsored ADR (a)(d)	3,822	119,552
Nuance Communications, Inc. (a)(d)	29,135	694,870
Opnet Technologies, Inc.	2,082	65,000
Oracle Corp. (d)	478,234	15,136,106
Parametric Technology Corp. (a)	11,274	239,573
Pegasystems, Inc.	3,459	93,497
Perfect World Co. Ltd. sponsored ADR Class B	4,134	46,259
Pervasive Software, Inc. (a)	1,282	10,666
Progress Software Corp. (a)	6,324	121,611
Proofpoint, Inc. (d)	2,950	38,291
QAD, Inc.:
Class A	1,432	17,542
Class B	472	5,537
QLIK Technologies, Inc. (a)	8,075	170,786
Quest Software, Inc. (a)	8,108	226,619
RealPage, Inc. (a)(d)	7,345	187,371
Retalix Ltd. (a)	2,334	47,847
Rovi Corp. (a)	10,542	161,714
SeaChange International, Inc. (a)	2,919	23,819
Shanda Games Ltd. sponsored ADR (d)	6,211	24,161
Smith Micro Software, Inc. (a)	2,943	4,944
Sonic Foundry, Inc. (a)	478	3,800
Sourcefire, Inc. (a)	2,727	141,504
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Splunk, Inc.	9,170	$ 315,448
SS&C Technologies Holdings, Inc. (a)	7,403	164,199
Symantec Corp. (a)	69,128	1,232,552
Synchronoss Technologies, Inc. (a)	3,905	89,854
Synopsys, Inc. (a)	13,965	461,264
Take-Two Interactive Software, Inc. (a)	8,758	89,770
Tangoe, Inc. (a)	3,946	63,925
TeleCommunication Systems, Inc. Class A (a)	4,258	7,494
TeleNav, Inc. (a)	3,300	19,932
The9 Ltd. sponsored ADR (a)(d)	1,168	5,466
THQ, Inc. (a)(d)	567	2,722
TIBCO Software, Inc. (a)	15,713	470,133
TigerLogic Corp. (a)	4,013	8,748
TiVo, Inc. (a)	13,922	126,551
Trunkbow International Holdings Ltd. (a)(d)	2,500	2,225
Ultimate Software Group, Inc. (a)	2,429	240,933
Vasco Data Security International, Inc. (a)	3,654	34,421
Verint Systems, Inc. (a)	3,645	104,356
Versant Corp. (a)	1,149	11,214
Wave Systems Corp. Class A (a)(d)	5,662	5,492
Websense, Inc. (a)	3,468	53,338
Zynga, Inc.	44,423	124,384
		61,689,675
TOTAL INFORMATION TECHNOLOGY		240,813,154
MATERIALS - 0.9%
Chemicals - 0.3%
A. Schulman, Inc.	2,693	65,413
ADA-ES, Inc. (a)	913	21,410
American Pacific Corp. (a)	617	7,447
Balchem Corp.	2,669	97,365
Cereplast, Inc. (a)	820	167
Fuwei Films Holdings Co. Ltd. (a)	926	1,093
Gulf Resources, Inc. (a)(d)	3,255	3,808
Hawkins, Inc. (d)	1,179	45,533
Innophos Holdings, Inc.	1,988	94,013
Innospec, Inc. (a)	2,724	85,697
Landec Corp. (a)	2,417	23,687
Material Sciences Corp. (a)	1,000	8,870
Methanex Corp.	9,404	280,284
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Penford Corp. (a)	697	$ 5,095
Senomyx, Inc. (a)	3,104	5,898
Sigma Aldrich Corp.	11,457	813,791
TPC Group, Inc. (a)	1,553	63,720
Yongye International, Inc. (a)(d)	4,112	16,900
Zoltek Companies, Inc. (a)	2,884	24,601
		1,664,792
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	3,434	40,178
China Advanced Construction Materials Group, Inc. (a)	1,617	776
United States Lime & Minerals, Inc. (a)	477	20,988
		61,942
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	27,844
Silgan Holdings, Inc.	6,648	278,751
UFP Technologies, Inc. (a)	1,423	24,049
		330,644
Metals & Mining - 0.5%
Century Aluminum Co. (a)	7,076	44,083
China Gerui Adv Mat Group Ltd. (a)(d)	5,824	10,134
China Natural Resources, Inc. (a)	1,718	12,730
China Precision Steel, Inc. (a)(d)	271	732
Globe Specialty Metals, Inc.	7,665	111,832
Handy & Harman Ltd. (a)	2,127	29,842
Haynes International, Inc.	1,358	66,203
Horsehead Holding Corp. (a)	3,155	27,890
Kaiser Aluminum Corp.	1,758	98,184
Olympic Steel, Inc.	918	14,468
Pan American Silver Corp.	14,669	257,591
Randgold Resources Ltd. sponsored ADR	5,065	521,543
Royal Gold, Inc.	5,611	493,880
Schnitzer Steel Industries, Inc. Class A (d)	2,367	65,377
Silver Standard Resources, Inc. (a)(d)	7,860	116,564
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,300	2,340
Steel Dynamics, Inc.	20,899	255,386
Sutor Technology Group Ltd. (a)	5,943	4,398
Universal Stainless & Alloy Products, Inc. (a)	559	20,068
		2,153,245
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	10,312	$ 62,697
Pope Resources, Inc. LP	396	20,418
		83,115
TOTAL MATERIALS		4,293,738
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	6,659	39,421
Alaska Communication Systems Group, Inc. (d)	3,895	8,374
Atlantic Tele-Network, Inc.	1,469	55,352
B Communications Ltd. (a)	2,234	6,523
Cbeyond, Inc. (a)	2,879	23,320
City Telecom (HK) Ltd. sponsored ADR	1,671	8,439
Cogent Communications Group, Inc.	5,494	107,682
Consolidated Communications Holdings, Inc.	3,932	64,013
Enternet Gold Golden Lines Ltd. (a)	1,546	3,107
FairPoint Communications, Inc. (a)(d)	2,654	17,331
Frontier Communications Corp. (d)	98,232	453,832
General Communications, Inc. Class A (a)	3,238	28,559
Globalstar, Inc. (a)(d)	22,812	6,615
Hawaiian Telcom Holdco, Inc. (a)	740	12,706
HickoryTech Corp.	1,808	18,930
inContact, Inc. (a)	3,812	21,728
Iridium Communications, Inc. (a)	7,393	54,782
Lumos Networks Corp.	1,653	14,348
Neutral Tandem, Inc. (a)	2,667	29,337
ORBCOMM, Inc. (a)	2,897	10,197
Towerstream Corp. (a)(d)	5,027	21,566
tw telecom, inc. (a)(d)	14,144	355,722
VocalTec Communications Ltd. (a)(d)	1,700	41,939
Warwick Valley Telephone Co.	1,019	14,256
Windstream Corp. (d)	56,114	553,845
		1,971,924
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series A sponsored ADR	968	24,529
Boingo Wireless, Inc. (a)	3,209	23,458
Clearwire Corp. Class A (a)(d)	59,779	95,646
Leap Wireless International, Inc. (a)	7,668	41,944
Linktone Ltd. sponsored ADR (a)	452	1,116
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)(d)	17,070	$ 106,517
NTELOS Holdings Corp.	2,909	49,948
Partner Communications Co. Ltd. ADR	1,446	6,146
SBA Communications Corp. Class A (a)(d)	11,373	679,878
Shenandoah Telecommunications Co.	1,983	30,499
USA Mobility, Inc.	1,749	19,956
Vodafone Group PLC sponsored ADR (d)	88,107	2,548,054
		3,627,691
TOTAL TELECOMMUNICATION SERVICES		5,599,615
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	1,907	94,282
Otter Tail Corp.	3,441	77,904
		172,186
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	23,837
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	4,867
Water Utilities - 0.0%
Artesian Resources Corp. Class A	1,302	28,826
Cadiz, Inc. (a)	1,425	11,628
Connecticut Water Service, Inc.	871	26,870
Consolidated Water Co., Inc.	1,157	9,441
Middlesex Water Co.	1,342	25,163
Pure Cycle Corp. (a)	3,377	6,957
Tri-Tech Holding, Inc. (a)	664	2,543
York Water Co.	1,176	20,780
		132,208
TOTAL UTILITIES		333,098
TOTAL COMMON STOCKS (Cost $329,096,616)		453,432,220
Investment Companies - 0.0%

Horizon Technology Finance Corp. (Cost $8,731)	560	9,380
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.13% 12/6/12 (e) (Cost $399,865)	$ 400,000	$ 399,902
Money Market Funds - 11.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	5,324,761	5,324,761
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	49,297,104	49,297,104
TOTAL MONEY MARKET FUNDS (Cost $54,621,865)		54,621,865
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $384,127,077)		508,463,367
NET OTHER ASSETS (LIABILITIES) - (10.3)%		(47,500,320)
NET ASSETS - 100%		$ 460,963,047
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
136 CME E-mini NASDAQ 100 Index Contracts	Sept. 2012	$ 7,537,120	$ 393,916

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,902.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,170
Fidelity Securities Lending Cash Central Fund	489,077
Total	$ 498,247
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 75,134,219	$ 75,126,993	$ -	$ 7,226
Consumer Staples	17,557,431	17,556,370	-	1,061
Energy	5,780,237	5,779,602	-	635
Financials	29,883,590	29,877,692	5,898	-
Health Care	56,176,897	56,176,868	-	29
Industrials	17,860,241	17,856,156	-	4,085
Information Technology	240,813,154	240,813,154	-	-
Materials	4,293,738	4,293,738	-	-
Telecommunication Services	5,599,615	5,599,615	-	-
Utilities	333,098	333,098	-	-
Investment Companies	9,380	9,380	-	-
U.S. Government and Government Agency Obligations	399,902	-	399,902	-
Money Market Funds	54,621,865	54,621,865	-	-
Total Investments in Securities:	$ 508,463,367	$ 508,044,531	$ 405,800	$ 13,036
Derivative Instruments:
Assets
Futures Contracts	$ 393,916	$ 393,916	$ -	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $386,803,850. Net unrealized appreciation aggregated $121,659,517, of which $158,793,692 related to appreciated investment securities and $37,134,175 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock

August 31, 2012

1.805775.108

ETF-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.1%
Amerigon, Inc.	1,126	$ 13,366
Ballard Power Systems, Inc. (a)(d)	4,911	4,583
China Automotive Systems, Inc. (a)	976	3,709
China XD Plastics Co. Ltd. (a)	1,500	6,495
Dorman Products, Inc. (a)	1,491	43,955
Exide Technologies (a)	2,941	8,999
Federal-Mogul Corp. Class A (a)	3,831	35,858
Fuel Systems Solutions, Inc. (a)	788	13,869
Gentex Corp.	5,425	95,046
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	365	299
Shiloh Industries, Inc.	795	8,053
SORL Auto Parts, Inc. (a)	706	1,377
Spartan Motors, Inc.	1,617	8,069
		243,678
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	1,230	5,879
Tesla Motors, Inc. (a)(d)	4,141	118,101
		123,980
Distributors - 0.2%
Core-Mark Holding Co., Inc.	470	21,404
LKQ Corp. (a)	5,616	211,948
Pool Corp.	1,648	64,915
VOXX International Corp. (a)	935	7,013
Weyco Group, Inc.	600	13,764
		319,044
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)	786	26,488
Apollo Group, Inc. Class A (non-vtg.) (a)	4,564	122,543
Ascent Capital Group, Inc. (a)	500	25,775
Cambium Learning Group, Inc. (a)	1,422	1,365
Capella Education Co. (a)	595	18,487
Career Education Corp. (a)	3,323	10,467
Coinstar, Inc. (a)	1,125	57,510
Corinthian Colleges, Inc. (a)	3,336	6,739
Education Management Corp. (a)(d)	5,054	15,111
Grand Canyon Education, Inc. (a)	1,755	37,066
Learning Tree International, Inc. (a)	981	4,022
Lincoln Educational Services Corp.	1,060	4,505
Matthews International Corp. Class A	1,074	32,145
National American University Holdings, Inc.	744	3,021
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
School Specialty, Inc. (a)	750	$ 2,115
Steiner Leisure Ltd. (a)	630	29,446
Stewart Enterprises, Inc. Class A	3,473	25,561
Strayer Education, Inc.	459	29,734
		452,100
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	1,036	24,885
Ambassadors Group, Inc.	986	5,354
Ameristar Casinos, Inc.	1,185	19,967
Asia Entertainment & Resources Ltd. (d)	1,500	5,115
BJ's Restaurants, Inc. (a)	1,200	49,260
Bloomin' Brands, Inc.	4,313	55,983
Bob Evans Farms, Inc.	1,211	47,641
Bravo Brio Restaurant Group, Inc. (a)	500	8,085
Buffalo Wild Wings, Inc. (a)	729	55,973
Caesars Entertainment Corp. (d)	4,660	33,459
Caribou Coffee Co., Inc. (a)	636	8,134
Carrols Restaurant Group, Inc. (a)	690	3,919
Century Casinos, Inc. (a)	1,051	2,764
China Lodging Group Ltd. ADR (a)	900	12,834
Churchill Downs, Inc.	705	40,347
Chuys Holdings, Inc.	624	12,867
Cosi, Inc. (a)	2,856	2,142
Cracker Barrel Old Country Store, Inc.	891	56,115
Ctrip.com International Ltd. sponsored ADR (a)	5,723	92,312
Del Frisco's Restaurant Group, Inc. (a)	807	11,976
Denny's Corp. (a)	4,424	21,633
Dunkin' Brands Group, Inc.	4,030	117,394
Einstein Noah Restaurant Group, Inc.	801	13,841
eLong, Inc. sponsored ADR (a)	864	12,960
Empire Resorts, Inc. (a)	595	1,166
Fiesta Restaurant Group, Inc. (a)	690	11,081
Gaming Partners International Corp.	405	2,458
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,100	25,366
Icahn Enterprises LP	3,931	157,043
Ignite Restaurant Group, Inc. (a)	910	13,632
International Speedway Corp. Class A	1,079	28,712
Interval Leisure Group, Inc.	1,956	36,088
Isle of Capri Casinos, Inc. (a)	1,311	8,207
Jack in the Box, Inc. (a)	1,612	42,057
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jamba, Inc. (a)	2,631	$ 6,499
Lakes Entertainment, Inc. (a)	1,276	3,164
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	7,108	83,306
Monarch Casino & Resort, Inc. (a)	976	7,359
Morgans Hotel Group Co. (a)	930	4,817
MTR Gaming Group, Inc. (a)	1,590	5,796
Multimedia Games Holding Co., Inc. (a)	1,111	17,409
Panera Bread Co. Class A (a)	1,101	170,545
Papa John's International, Inc. (a)	941	48,452
Peet's Coffee & Tea, Inc. (a)	509	37,412
Penn National Gaming, Inc. (a)	2,791	109,658
Premier Exhibitions, Inc. (a)	1,531	3,475
Red Robin Gourmet Burgers, Inc. (a)	688	21,335
Rick's Cabaret International, Inc. (a)	546	4,171
Ruth's Hospitality Group, Inc. (a)	1,954	11,958
Scientific Games Corp. Class A (a)	3,891	28,521
Shuffle Master, Inc. (a)	2,161	32,782
Sonic Corp. (a)	2,295	21,504
Starbucks Corp.	28,993	1,438,343
Texas Roadhouse, Inc. Class A	2,651	45,518
The Cheesecake Factory, Inc.	2,092	69,475
Town Sports International Holdings, Inc. (a)	1,156	15,051
Wendy's Co.	14,450	61,702
Wynn Resorts Ltd.	3,805	392,562
		3,681,584
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	831	10,047
Cavco Industries, Inc. (a)	221	10,122
Deer Consumer Products, Inc.	1,348	2,966
Dixie Group, Inc. (a)	511	1,748
Flexsteel Industries, Inc.	324	6,357
Garmin Ltd. (d)	7,854	316,909
Helen of Troy Ltd. (a)	1,324	41,627
Hooker Furniture Corp.	791	8,978
iRobot Corp. (a)	926	23,326
Lifetime Brands, Inc.	540	5,918
SGOCO Technology Ltd. (a)(d)	2,291	3,551
Skullcandy, Inc. (a)(d)	844	12,947
SodaStream International Ltd. (a)	812	31,335
Stanley Furniture Co., Inc. (a)	1,191	5,633
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Universal Electronics, Inc. (a)	671	$ 10,246
Zagg, Inc. (a)	1,431	10,775
		502,485
Internet & Catalog Retail - 3.7%
1-800-FLOWERS.com, Inc. Class A (a)	1,800	6,471
Amazon.com, Inc. (a)	17,286	4,290,904
Bidz.com, Inc. (a)	966	739
Blue Nile, Inc. (a)	666	24,922
CafePress, Inc.	629	5,843
dELiA*s, Inc. (a)	1,231	1,662
Expedia, Inc.	4,388	225,368
Gaiam, Inc. Class A (a)	826	2,866
Geeknet, Inc. (a)	322	5,796
Groupon, Inc. Class A (a)(d)	24,642	102,264
HomeAway, Inc. (a)	3,031	71,713
HSN, Inc.	2,335	105,145
Liberty Media Corp. Interactive Series A (a)	20,806	379,501
MakeMyTrip Ltd. (a)	1,383	19,763
Mecox Lane Ltd. ADR (a)	420	292
Netflix, Inc. (a)(d)	2,159	128,935
NutriSystem, Inc.	1,365	14,032
Overstock.com, Inc. (a)(d)	971	8,496
PetMed Express, Inc.	827	8,502
Priceline.com, Inc. (a)	1,902	1,149,892
Shutterfly, Inc. (a)	1,371	40,787
TripAdvisor, Inc. (a)	4,644	155,295
U.S. Auto Parts Network, Inc. (a)	1,216	3,587
ValueVision Media, Inc. Class A (a)	1,606	3,051
Vitacost.com, Inc. (a)	1,100	6,930
		6,762,756
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	439	18,991
Black Diamond, Inc. (a)	810	7,825
Hasbro, Inc.	5,059	189,763
JAKKS Pacific, Inc.	899	14,959
Johnson Outdoors, Inc. Class A (a)	606	12,296
Mattel, Inc.	13,056	458,788
Smith & Wesson Holding Corp. (a)	2,189	17,600
Summer Infant, Inc. (a)	940	2,500
		722,722
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 6.4%
AirMedia Group, Inc. ADR (a)	2,088	$ 3,069
AMC Networks, Inc. Class A (a)	2,200	86,548
Beasley Broadcast Group, Inc. Class A (a)	961	4,180
Bona Film Group Ltd. sponsored ADR (a)	400	2,124
Carmike Cinemas, Inc. (a)	600	6,900
Central European Media Enterprises Ltd. Class A (a)(d)	2,189	12,258
Charter Communications, Inc. Class A (a)	3,874	301,397
China Yida Holding Co. (a)	803	402
ChinaNet Online Holdings, Inc. (a)	700	399
Comcast Corp.:
Class A	80,856	2,711,102
Class A (special) (non-vtg.)	20,929	687,936
Crown Media Holdings, Inc. Class A (a)(d)	13,065	22,472
CTC Media, Inc.	6,015	50,947
Cumulus Media, Inc. Class A (a)(d)	7,175	19,875
Daily Journal Corp. (a)	40	3,576
DialGlobal, Inc. (a)(d)	2,213	5,798
Digital Generation, Inc. (a)	1,097	12,232
DIRECTV (a)	25,028	1,303,709
Discovery Communications, Inc. (a)	5,329	292,242
Discovery Communications, Inc.:
Class B (a)	361	19,772
Class C (non-vtg.) (a)	4,231	219,208
DISH Network Corp. Class A	8,153	260,814
DreamWorks Animation SKG, Inc. Class A (a)	2,951	50,078
Emmis Communications Corp. Class A (a)	2,073	5,183
Fisher Communications, Inc.	375	13,373
Focus Media Holding Ltd. ADR	4,669	112,289
Global Sources Ltd. (a)	1,719	10,056
Harris Interactive, Inc. (a)	2,721	3,211
Insignia Systems, Inc. (a)	2,760	4,609
Lamar Advertising Co. Class A (a)	3,066	101,546
Liberty Global, Inc.:
Class A (a)	4,944	273,255
Class B (a)	361	18,588
Class C (a)	4,833	252,234
Liberty Media Corp.:
Capital Series A (a)	4,550	474,474
rights (a)	369	0
Series A (a)	1,040	47,830
LodgeNet Entertainment Corp. (a)(d)	1,156	416
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc. Class A (sub. vtg.)	1,636	$ 16,540
Morningstar, Inc.	1,903	113,057
National CineMedia, Inc.	2,100	30,450
Navarre Corp. (a)	1,456	1,995
New Frontier Media, Inc. (a)	1,456	2,155
News Corp.:
Class A	62,295	1,457,080
Class B	30,476	717,710
Nexstar Broadcasting Group, Inc. Class A (a)	1,349	11,682
Outdoor Channel Holdings, Inc.	1,002	6,994
Radio One, Inc. Class D (non-vtg.) (a)(d)	5,549	4,578
ReachLocal, Inc. (a)	1,032	12,972
Reading International, Inc. Class A (a)	2,034	13,038
Rentrak Corp. (a)	486	8,481
RRSat Global Communications Network Ltd.	906	5,164
Salem Communications Corp. Class A	702	3,489
Scholastic Corp.	1,143	34,919
Sinclair Broadcast Group, Inc. Class A	1,914	22,126
Sirius XM Radio, Inc. (a)	145,169	367,278
Spanish Broadcasting System, Inc. Class A (a)	162	536
SuperMedia, Inc. (a)	550	2,035
The Madison Square Garden Co. Class A (a)	2,409	101,684
Value Line, Inc.	450	5,063
Viacom, Inc.:
Class A	1,689	85,126
Class B (non-vtg.)	18,608	930,586
Virgin Media, Inc.	10,688	294,668
VisionChina Media, Inc. ADR (a)	3,138	973
WPP PLC sponsored ADR	363	23,555
		11,668,036
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	8,723	420,187
Fred's, Inc. Class A	1,558	20,768
Gordmans Stores, Inc. (a)	821	14,433
Sears Holdings Corp. (a)(d)	4,050	213,638
The Bon-Ton Stores, Inc.	511	5,360
Tuesday Morning Corp. (a)	1,641	9,173
		683,559
Specialty Retail - 2.1%
America's Car Mart, Inc. (a)	495	22,577
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ascena Retail Group, Inc. (a)	6,180	$ 122,364
bebe Stores, Inc.	3,505	19,032
Bed Bath & Beyond, Inc. (a)	8,875	596,134
Big 5 Sporting Goods Corp.	1,041	8,869
Body Central Corp. (a)	650	5,707
Books-A-Million, Inc. (a)(d)	771	2,028
Cache, Inc. (a)	691	2,336
Casual Male Retail Group, Inc. (a)	2,259	9,307
Citi Trends, Inc. (a)	615	7,143
Coldwater Creek, Inc. (a)	3,396	1,936
Conn's, Inc. (a)	1,091	25,268
Destination Maternity Corp.	476	8,735
Finish Line, Inc. Class A	1,876	43,073
Five Below, Inc.	1,969	63,284
Francescas Holdings Corp. (a)	1,716	60,626
Hibbett Sports, Inc. (a)	999	57,982
Hot Topic, Inc.	1,891	17,870
Jos. A. Bank Clothiers, Inc. (a)	960	46,243
Kirkland's, Inc. (a)	931	9,031
Mattress Firm Holding Corp. (d)	1,250	40,238
Monro Muffler Brake, Inc.	1,177	39,841
O'Reilly Automotive, Inc. (a)	4,809	408,525
Orchard Supply Hardware Stores Corp. Class A	187	2,678
Pacific Sunwear of California, Inc. (a)(d)	2,790	6,808
Perfumania Holdings, Inc. (a)	225	1,861
PetSmart, Inc.	4,098	290,630
Rent-A-Center, Inc.	2,239	78,992
Ross Stores, Inc.	8,694	601,538
rue21, Inc. (a)	1,041	29,471
Select Comfort Corp. (a)	2,143	61,226
Shoe Carnival, Inc.	715	15,730
Staples, Inc.	25,940	283,265
Stein Mart, Inc. (a)	1,770	16,001
Tandy Leather Factory, Inc.	422	2,317
The Children's Place Retail Stores, Inc. (a)	873	49,709
Tile Shop Holdings, Inc. (a)(d)	1,540	19,327
Tractor Supply Co.	2,786	266,007
Trans World Entertainment Corp. (a)	2,931	9,672
Ulta Salon, Cosmetics & Fragrance, Inc.	2,429	228,326
Urban Outfitters, Inc. (a)	5,559	208,685
West Marine, Inc. (a)	916	9,526
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Wet Seal, Inc. Class A (a)	4,042	$ 11,722
Winmark Corp.	241	11,905
Zumiez, Inc. (a)	1,176	34,327
		3,857,872
Textiles, Apparel & Luxury Goods - 0.5%
Cherokee, Inc.	405	5,326
Columbia Sportswear Co.	1,371	71,690
Crocs, Inc. (a)	3,650	63,839
Deckers Outdoor Corp. (a)	1,521	75,320
Exceed Co. Ltd. (a)	1,148	1,952
Fossil, Inc. (a)	2,397	203,625
G-III Apparel Group Ltd. (a)	750	23,805
Heelys, Inc. (a)	960	1,680
Iconix Brand Group, Inc. (a)	2,850	53,295
Joe's Jeans, Inc. (a)	2,547	2,929
K-Swiss, Inc. Class A (a)	1,411	3,993
Kingold Jewelry, Inc. (a)(d)	1,981	2,991
LJ International, Inc. (a)	981	1,815
lululemon athletica, Inc. (a)	4,193	273,342
Perry Ellis International, Inc. (a)	736	15,176
R.G. Barry Corp.	895	12,834
Steven Madden Ltd. (a)	1,645	70,603
Tandy Brands Accessories, Inc. (a)	1,011	1,415
True Religion Apparel, Inc.	956	22,170
Vera Bradley, Inc. (a)(d)	1,600	33,968
Wacoal Holdings Corp. sponsored ADR	98	5,479
		947,247
TOTAL CONSUMER DISCRETIONARY		29,965,063
CONSUMER STAPLES - 3.9%
Beverages - 0.3%
Central European Distribution Corp. (a)	2,876	7,851
Coca-Cola Bottling Co. CONSOLIDATED	315	21,622
Craft Brew Alliance, Inc. (a)	712	5,660
Jones Soda Co. (a)	1,516	500
MGP Ingredients, Inc.	716	2,348
Monster Beverage Corp. (a)	6,794	400,370
National Beverage Corp. (a)	2,000	29,760
		468,111
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.6%
Andersons, Inc.	716	$ 28,762
Arden Group, Inc. Class A	150	13,539
Casey's General Stores, Inc.	1,470	83,129
Chefs' Warehouse Holdings (a)	794	12,204
China Jo-Jo Drugstores, Inc. (a)	574	439
Costco Wholesale Corp.	16,623	1,626,893
Fresh Market, Inc. (a)	1,787	103,146
Ingles Markets, Inc. Class A	861	13,750
Nash-Finch Co.	538	10,593
PriceSmart, Inc.	1,215	88,865
QKL Stores, Inc. (a)	696	592
Spartan Stores, Inc.	873	13,366
Susser Holdings Corp. (a)	779	26,502
The Pantry, Inc. (a)	881	12,352
United Natural Foods, Inc. (a)	1,897	109,040
Village Super Market, Inc. Class A	275	9,166
Whole Foods Market, Inc.	6,974	674,735
		2,827,073
Food Products - 1.9%
Alico, Inc.	240	7,591
Bridgford Foods Corp. (a)	391	2,940
Cal-Maine Foods, Inc.	888	35,680
Calavo Growers, Inc.	741	19,592
Cresud S.A.C.I.F. y A. sponsored ADR	1,928	15,250
Diamond Foods, Inc.	756	14,871
Farmer Brothers Co. (a)	750	7,073
GLG Life Tech Corp. (a)	1,817	1,217
Green Mountain Coffee Roasters, Inc. (a)(d)	6,004	145,957
Griffin Land & Nurseries, Inc.	278	7,870
Hain Celestial Group, Inc. (a)	1,704	117,559
J&J Snack Foods Corp.	772	44,081
John B. Sanfilippo & Son, Inc. (a)	362	5,607
Kraft Foods, Inc. Class A	67,968	2,822,711
Lancaster Colony Corp.	1,085	78,597
Le Gaga Holdings Ltd. ADR (a)	500	1,890
Lifeway Foods, Inc.	786	7,506
Limoneira Co.	375	6,649
Origin Agritech Ltd. (a)	1,000	1,400
Sanderson Farms, Inc.	848	37,329
Seneca Foods Corp. Class A (a)	481	13,761
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
SkyPeople Fruit Juice, Inc. (a)	904	$ 1,555
Smart Balance, Inc. (a)	2,551	29,566
Snyders-Lance, Inc.	2,759	64,533
SunOpta, Inc. (a)	2,641	15,846
Zhongpin, Inc. (a)	1,276	12,824
		3,519,455
Household Products - 0.0%
Central Garden & Pet Co. (a)	30	341
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,186	13,995
WD-40 Co.	700	34,167
		48,503
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	1,223	56,918
Inter Parfums, Inc.	1,381	22,925
Mannatech, Inc. (a)	115	706
Nature's Sunshine Products, Inc.	376	5,930
Neptune Technologies & Bioressources, Inc. (a)(d)	2,281	10,274
Nutraceutical International Corp. (a)	550	8,415
Physicians Formula Holdings, Inc. (a)	856	3,647
Reliv International, Inc.	601	745
Synutra International, Inc. (a)(d)	2,940	16,258
The Female Health Co.	899	6,068
		131,886
Tobacco - 0.0%
Star Scientific, Inc. (a)	4,862	18,281
TOTAL CONSUMER STAPLES		7,013,309
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Dawson Geophysical Co. (a)	450	9,572
ENGlobal Corp. (a)	1,050	735
Exterran Partners LP	1,491	31,758
Forbes Energy Services Ltd. (a)	1,500	5,550
Gulf Island Fabrication, Inc.	651	16,939
Hercules Offshore, Inc. (a)	5,951	24,459
Lufkin Industries, Inc.	1,200	62,904
Matrix Service Co. (a)	1,041	12,138
Mitcham Industries, Inc. (a)	336	5,141
Ocean Rig UDW, Inc. (United States)	5,078	84,955
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
OYO Geospace Corp. (a)	206	$ 18,868
Patterson-UTI Energy, Inc.	6,111	92,826
PHI, Inc. (non-vtg.) (a)	476	13,114
RigNet, Inc. (a)	640	11,366
Tesco Corp. (a)	1,470	14,935
TGC Industries, Inc.	949	5,789
Union Drilling, Inc. (a)	1,161	4,957
		416,006
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	3,972	8,063
Alliance Holdings GP, LP	2,376	114,998
Alliance Resource Partners LP	1,444	89,427
Amyris, Inc. (a)(d)	1,800	5,616
APCO Oil and Gas International, Inc.	358	5,764
Approach Resources, Inc. (a)	1,239	35,609
BioFuel Energy Corp. (a)	235	712
BreitBurn Energy Partners LP	2,548	49,864
Calumet Specialty Products Partners LP	2,345	66,856
Capital Product Partners LP	2,544	19,589
Carrizo Oil & Gas, Inc. (a)	1,524	38,466
Ceres, Inc.	854	5,833
Clayton Williams Energy, Inc. (a)	465	22,343
Clean Energy Fuels Corp. (a)	3,317	43,585
Copano Energy LLC	2,727	83,692
CREDO Petroleum Corp. (a)	365	5,278
Crimson Exploration, Inc. (a)	2,061	9,233
Crosstex Energy LP	2,613	38,881
Crosstex Energy, Inc.	2,006	24,874
Dorchester Minerals LP	1,500	32,985
Double Eagle Petroleum Co. (a)	405	1,802
Eagle Rock Energy Partners LP	4,782	45,190
Energy XXI (Bermuda) Ltd.	2,870	94,394
EV Energy Partners LP	1,500	94,155
FX Energy, Inc. (a)	1,740	13,311
Gevo, Inc. (a)	938	3,321
Golar LNG Ltd. (NASDAQ)	3,128	122,367
Golar LNG Partners LP	884	28,124
Green Plains Renewable Energy, Inc. (a)	1,400	6,440
Gulfport Energy Corp. (a)	2,200	57,860
Hallador Energy Co.	1,071	8,225
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Isramco, Inc. (a)	100	$ 10,260
Ivanhoe Energy, Inc. (a)	13,446	9,548
James River Coal Co. (a)(d)	1,160	3,306
KiOR, Inc. Class A (a)	1,800	13,770
Knightsbridge Tankers Ltd.	941	6,032
L&L Energy, Inc. (a)	1,400	2,576
Legacy Reserves LP	1,688	47,078
LINN Energy LLC/LINN Energy Finance Corp.	7,726	307,186
Martin Midstream Partners LP	901	30,652
Memorial Production Partners LP	954	16,953
Mid-Con Energy Partners LP	898	20,088
Pacific Ethanol, Inc. (a)	2,750	921
PDC Energy, Inc. (a)	1,117	31,086
PostRock Energy Corp. (a)	615	1,119
PrimeEnergy Corp. (a)	165	4,290
Renewable Energy Group, Inc.	1,572	8,363
Rex Energy Corp. (a)	1,615	20,010
Rosetta Resources, Inc. (a)	2,054	88,199
Sino Clean Energy, Inc. (a)(d)	6,998	7,138
Sino Clean Energy, Inc. rights (a)	1,155	0
Solazyme, Inc. (a)(d)	2,300	27,577
StealthGas, Inc. (a)	1,116	6,930
Syntroleum Corp. (a)	2,661	1,863
Top Ships, Inc. (a)	274	337
TransGlobe Energy Corp. (a)	2,602	26,634
Uranium Resources, Inc. (a)(d)	8,752	3,938
US Energy Corp. (a)	1,078	2,350
Verenium Corp. (a)	997	3,141
Warren Resources, Inc. (a)	2,571	7,482
ZaZa Energy Corp. (a)	3,748	11,319
Zion Oil & Gas, Inc. (a)(d)	1,633	4,670
		1,901,673
TOTAL ENERGY		2,317,679
FINANCIALS - 6.6%
Capital Markets - 1.0%
American Capital Ltd. (a)	13,362	146,848
BGC Partners, Inc. Class A	4,452	20,079
Calamos Asset Management, Inc. Class A	941	10,473
Capital Southwest Corp.	195	20,397
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Carlyle Group LP	1,708	$ 44,775
CIFI Corp. (a)	997	7,507
Cowen Group, Inc. Class A (a)	4,500	11,745
Diamond Hill Investment Group, Inc.	180	13,142
Direct Markets Holdings Corp. (a)(d)	2,384	303
E*TRADE Financial Corp. (a)	10,989	94,176
Edelman Financial Group, Inc.	975	8,600
Epoch Holding Corp.	1,101	23,187
FBR Capital Markets Corp. (a)	2,895	8,772
Financial Engines, Inc. (a)	1,960	41,748
FirstCity Financial Corp. (a)	871	6,829
Gleacher & Co., Inc. (a)	4,606	3,823
Harris & Harris Group, Inc. (a)	1,245	4,557
ICG Group, Inc. (a)	1,455	13,270
INTL FCStone, Inc. (a)	764	13,851
LPL Financial	4,200	120,414
Medallion Financial Corp.	1,071	12,199
Northern Trust Corp.	9,023	419,028
Penson Worldwide, Inc. (a)	891	73
Prospect Capital Corp.	4,156	47,503
SEI Investments Co.	7,000	152,250
T. Rowe Price Group, Inc.	9,472	581,960
U.S. Global Investments, Inc. Class A	1,078	5,616
Virtus Investment Partners, Inc. (a)	285	24,407
WisdomTree Investments, Inc. (a)	4,504	28,105
		1,885,637
Commercial Banks - 2.7%
1st Source Corp.	1,106	25,250
1st United Bancorp, Inc. (a)	886	5,369
Access National Corp.	782	10,940
Alliance Financial Corp.	360	13,201
American National Bankshares, Inc.	30	669
American River Bankshares (a)	496	3,388
Ameris Bancorp (a)	723	8,582
Ames National Corp.	341	7,178
Arrow Financial Corp.	699	17,084
Associated Banc-Corp.	6,486	84,059
BancFirst Corp.	600	24,828
Bancorp, Inc., Delaware (a)	1,315	12,716
BancTrust Financial Group, Inc. (a)	1,251	3,628
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Kentucky Financial Corp.	213	$ 5,261
Bank of Marin Bancorp	371	14,551
Bank of the Ozarks, Inc.	1,270	40,767
Banner Bank	839	20,287
BBCN Bancorp, Inc. (a)	2,754	34,480
BCB Bancorp, Inc.	666	6,827
Berkshire Bancorp, Inc. (a)	960	8,016
BNC Bancorp	360	2,736
BOK Financial Corp.	2,767	159,296
Boston Private Financial Holdings, Inc.	2,700	25,623
Bridge Bancorp, Inc.	500	10,125
Bridge Capital Holdings (a)	516	7,766
Bryn Mawr Bank Corp.	570	12,534
Camden National Corp.	434	16,023
Capital Bank Corp. (a)	5,442	12,843
Capital City Bank Group, Inc.	876	7,831
Cardinal Financial Corp.	1,266	16,395
Cascade Bancorp (a)	1,889	9,861
Cathay General Bancorp	3,100	50,747
Center Bancorp, Inc.	1,211	13,854
Centerstate Banks of Florida, Inc.	1,407	11,509
Century Bancorp, Inc. Class A (non-vtg.)	164	5,151
Chemical Financial Corp.	926	21,242
Citizens & Northern Corp.	330	6,323
Citizens Republic Bancorp, Inc. (a)	1,617	33,100
City Holding Co.	726	24,771
CNB Financial Corp., Pennsylvania	681	11,284
CoBiz, Inc.	1,196	8,468
Colony Bankcorp, Inc. (a)	420	1,688
Columbia Banking Systems, Inc.	1,530	27,295
Commerce Bancshares, Inc.	3,139	126,282
Community Trust Bancorp, Inc.	735	25,277
CVB Financial Corp.	3,778	45,147
Eagle Bancorp, Inc., Maryland (a)	980	16,699
East West Bancorp, Inc.	5,712	125,321
Eastern Virginia Bankshares, Inc. (a)	270	1,150
Enterprise Bancorp, Inc.	338	5,354
Enterprise Financial Services Corp.	840	10,391
Farmers National Banc Corp.	1,119	6,804
Fidelity Southern Corp.	796	7,013
Fifth Third Bancorp	34,399	520,801
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Financial Institutions, Inc.	296	$ 5,180
First Bancorp, North Carolina	720	7,150
First Busey Corp.	2,713	13,022
First California Financial Group, Inc. (a)	1,163	8,164
First Citizen Bancshares, Inc.	341	56,313
First Community Bancshares, Inc.	993	14,756
First Connecticut Bancorp, Inc.	649	8,456
First Financial Bancorp, Ohio	2,091	34,041
First Financial Bankshares, Inc.	1,350	46,953
First Financial Corp., Indiana	540	16,454
First Interstate Bancsystem, Inc.	666	9,524
First M&F Corp.	540	3,677
First Merchants Corp.	1,598	22,500
First Midwest Bancorp, Inc., Delaware	2,856	33,729
First Niagara Financial Group, Inc.	13,959	110,137
First of Long Island Corp.	521	15,604
First South Bancorp, Inc., Virginia (a)	450	1,899
First United Corp. (a)	555	2,858
Firstbank Corp., Michigan	927	8,871
FirstMerit Corp.	4,194	65,804
FNB United Corp. (a)	746	9,101
Fulton Financial Corp.	7,724	75,155
German American Bancorp, Inc.	616	14,168
Glacier Bancorp, Inc.	2,842	43,795
Great Southern Bancorp, Inc.	784	23,034
Green Bankshares, Inc. (a)	5,112	9,253
Grupo Financiero Galicia SA sponsored ADR (a)(d)	1,552	7,589
Guaranty Bancorp (a)	2,355	4,686
Hampton Roads Bankshares, Inc. (a)(d)	1,988	3,976
Hampton Roads Bankshares, Inc. rights 9/6/12 (a)	2,120	5,126
Hancock Holding Co.	3,313	98,197
Hanmi Financial Corp. (a)	1,573	19,647
Heartland Financial USA, Inc.	720	18,857
Heritage Commerce Corp. (a)	592	3,913
Heritage Financial Corp., Washington	525	7,345
Heritage Oaks Bancorp (a)	1,540	8,778
Home Bancshares, Inc.	977	30,785
HomeTrust Bancshares, Inc.	878	11,045
Horizon Bancorp Industries	335	9,065
Huntington Bancshares, Inc.	31,471	207,709
IBERIABANK Corp.	1,175	55,119
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Independent Bank Corp. (a)	73	$ 197
Independent Bank Corp., Massachusetts	850	24,786
International Bancshares Corp.	2,535	46,289
Intervest Bancshares Corp. Class A (a)	330	1,228
Investors Bancorp, Inc. (a)	4,476	76,853
Lakeland Bancorp, Inc.	1,323	13,402
Lakeland Financial Corp.	816	21,673
LNB Bancorp, Inc.	891	5,471
Macatawa Bank Corp. (a)	778	2,357
MainSource Financial Group, Inc.	1,136	13,666
MB Financial, Inc.	2,000	40,840
MBT Financial Corp. (a)	1,035	3,002
Mercantile Bank Corp. (a)	255	4,322
Merchants Bancshares, Inc.	565	15,826
Metro Bancorp, Inc. (a)	390	4,895
Metrocorp Bancshares, Inc. (a)	81	856
Middleburg Financial Corp.	56	945
MidWestOne Financial Group, Inc.	548	11,968
National Bankshares, Inc.	338	10,732
National Penn Bancshares, Inc.	5,906	52,563
NBT Bancorp, Inc.	1,400	29,442
NewBridge Bancorp (a)	1,366	6,434
North Valley Bancorp (a)	114	1,579
Northrim Bancorp, Inc.	386	7,952
Old Point Financial Corp.	461	4,841
Old Second Bancorp, Inc. (a)(d)	900	1,296
OmniAmerican Bancorp, Inc. (a)	426	9,368
Orrstown Financial Services, Inc.	250	2,188
Pacific Capital Bancorp NA (a)	1,335	61,303
Pacific Continental Corp.	450	4,046
Pacific Mercantile Bancorp (a)	556	3,620
PacWest Bancorp	1,500	34,920
Park Sterling Corp. (a)	1,257	6,034
Peapack-Gladstone Financial Corp.	302	4,451
Penns Woods Bancorp, Inc.	200	7,968
Peoples Bancorp, Inc.	495	10,940
Pinnacle Financial Partners, Inc. (a)	1,161	22,222
Popular, Inc. (a)	3,975	62,964
Preferred Bank, Los Angeles (a)	505	6,509
PremierWest Bancorp (a)	74	104
PrivateBancorp, Inc.	2,900	47,270
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Renasant Corp.	771	$ 14,102
Republic Bancorp, Inc., Kentucky Class A	866	19,528
Republic First Bancorp, Inc. (a)	765	1,545
Royal Bancshares of Pennsylvania, Inc. Class A (a)	735	1,573
S&T Bancorp, Inc.	1,115	19,345
S.Y. Bancorp, Inc.	403	9,426
Sandy Spring Bancorp, Inc.	696	12,765
SCBT Financial Corp.	476	19,140
Seacoast Banking Corp., Florida (a)	1,794	2,637
Shore Bancshares, Inc.	300	1,689
Sierra Bancorp	480	5,222
Signature Bank (a)	1,804	116,593
Simmons First National Corp. Class A	696	16,203
Southern Community Financial Corp. (a)	631	1,994
Southside Bancshares, Inc.	930	20,376
Southwest Bancorp, Inc., Oklahoma (a)	971	10,739
State Bank Financial Corp.	972	15,746
StellarOne Corp.	1,176	15,582
Sterling Financial Corp., Washington	2,328	49,354
Suffolk Bancorp (a)	562	8,509
Summit Financial Group, Inc. (a)	405	1,580
Sun Bancorp, Inc., New Jersey (a)	3,097	8,981
Susquehanna Bancshares, Inc.	6,844	71,930
SVB Financial Group (a)	1,482	85,941
Taylor Capital Group, Inc. (a)	1,192	20,073
Texas Capital Bancshares, Inc. (a)	1,320	60,746
The First Bancorp, Inc.	621	10,203
TIB Financial Corp. (a)	438	5,256
TowneBank	948	13,955
Trico Bancshares	786	12,073
Trustmark Corp.	2,475	58,633
UMB Financial Corp.	1,613	79,085
Umpqua Holdings Corp.	4,455	56,311
Union/First Market Bankshares Corp.	696	10,217
United Bankshares, Inc., West Virginia	1,962	47,735
United Community Banks, Inc., Georgia (a)	1,625	12,968
United Security Bancshares, Inc. (a)	465	2,725
United Security Bancshares, California	1,011	2,447
Univest Corp. of Pennsylvania	711	11,682
Virginia Commerce Bancorp, Inc. (a)	1,605	12,984
Washington Banking Co., Oak Harbor	610	8,314
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Washington Trust Bancorp, Inc.	796	$ 19,709
WesBanco, Inc.	1,311	26,640
West Bancorp., Inc.	675	6,845
West Coast Bancorp (a)	706	14,064
Westamerica Bancorp.	1,163	54,138
Western Liberty Bancorp (a)	750	2,925
Wilshire Bancorp, Inc. (a)	2,765	17,309
Wintrust Financial Corp.	1,445	54,057
Yadkin Valley Financial Corp. (a)	2,457	6,757
Zions Bancorporation	7,154	137,715
		4,868,608
Consumer Finance - 0.4%
CompuCredit Holdings Corp. (a)(d)	1,304	7,915
Consumer Portfolio Services, Inc. (a)	1,005	2,663
Credit Acceptance Corp. (a)	1,007	99,149
DFC Global Corp. (a)	1,736	32,324
EZCORP, Inc. (non-vtg.) Class A (a)	1,850	41,903
First Cash Financial Services, Inc. (a)	1,102	49,171
Netspend Holdings, Inc. (a)	2,981	28,260
Nicholas Financial, Inc.	1,205	16,593
QC Holdings, Inc.	826	3,089
SLM Corp.	18,553	292,210
World Acceptance Corp. (a)	566	41,318
		614,595
Diversified Financial Services - 0.6%
California First National Bancorp	800	13,120
CBOE Holdings, Inc.	3,519	100,080
CME Group, Inc.	12,849	705,410
Global Eagle Acquisition Corp. (a)	1,381	13,617
Interactive Brokers Group, Inc.	1,566	21,642
Life Partners Holdings, Inc.	678	1,078
MarketAxess Holdings, Inc.	1,446	47,096
Marlin Business Services Corp.	586	9,692
NewStar Financial, Inc. (a)	2,046	24,204
PICO Holdings, Inc. (a)	911	19,842
Resource America, Inc. Class A	675	4,280
The NASDAQ Stock Market, Inc.	6,368	145,636
		1,105,697
Insurance - 0.7%
21st Century Holding Co. (a)	720	3,974
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Alterra Capital Holdings Ltd.	3,987	$ 91,581
American National Insurance Co.	1,007	71,185
Amerisafe, Inc. (a)	696	17,497
Amtrust Financial Services, Inc.	2,607	67,964
Arch Capital Group Ltd. (a)	5,155	205,736
Argo Group International Holdings, Ltd.	1,092	32,280
Baldwin & Lyons, Inc. Class B	566	12,746
Cincinnati Financial Corp.	6,661	257,514
CNinsure, Inc. ADR (a)	1,407	7,246
Donegal Group, Inc. Class A	1,061	15,204
Eastern Insurance Holdings, Inc.	261	4,320
eHealth, Inc. (a)	822	13,596
EMC Insurance Group	761	14,946
Enstar Group Ltd. (a)	522	48,264
Erie Indemnity Co. Class A	1,894	120,780
Global Indemnity PLC (a)	791	15,954
Greenlight Capital Re, Ltd. (a)	1,101	26,732
Hallmark Financial Services, Inc. (a)	797	6,368
Infinity Property & Casualty Corp.	481	26,984
Kansas City Life Insurance Co.	510	18,034
Maiden Holdings Ltd.	3,225	29,606
National Interstate Corp.	731	18,165
National Western Life Insurance Co. Class A	165	22,838
Navigators Group, Inc. (a)	671	32,584
Presidential Life Corp.	1,016	14,163
Safety Insurance Group, Inc.	623	28,216
Selective Insurance Group, Inc.	2,151	38,567
State Auto Financial Corp.	1,581	22,213
Tower Group, Inc.	1,653	30,812
United Fire Group, Inc.	1,100	24,354
		1,340,423
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp.	13,240	461,282
American Capital Mortgage Investment Corp.	1,360	33,633
American Realty Capital Trust, Inc.	6,091	71,874
Gladstone Commercial Corp.	934	16,709
Gyrodyne Co. of America, Inc. (a)	81	9,032
Investors Real Estate Trust	3,094	25,835
Mission West Properties, Inc.	938	8,461
New York Mortgage Trust, Inc.	1,332	9,177
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp.	1,547	$ 55,785
Retail Opportunity Investments Corp.	1,933	24,298
Sabra Health Care REIT, Inc.	1,641	31,458
		747,544
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	895	75,440
AV Homes, Inc. (a)	266	3,921
China HGS Real Estate, Inc. (a)	2,100	735
China Housing & Land Development, Inc. (a)(d)	1,732	2,356
Elbit Imaging Ltd. (a)	1,350	2,997
FirstService Corp. (sub. vtg.) (a)	1,371	37,204
Stratus Properties, Inc. (a)	266	2,415
Thomas Properties Group, Inc.	1,876	10,431
Zillow, Inc. (a)	750	31,208
ZipRealty, Inc. (a)	1,230	2,755
		169,462
Thrifts & Mortgage Finance - 0.7%
America First Tax Exempt Investors LP	1,272	7,416
ASB Bancorp, Inc.	213	3,089
Atlantic Coast Financial Corp. (a)	135	250
Bank Mutual Corp.	2,106	9,182
BankFinancial Corp.	1,191	9,159
Beneficial Mutual Bancorp, Inc. (a)	4,493	39,583
Berkshire Hills Bancorp, Inc.	735	16,354
BofI Holding, Inc. (a)	600	14,130
Brookline Bancorp, Inc., Delaware	2,845	24,154
Camco Financial Corp. (a)	511	1,099
Capitol Federal Financial, Inc.	5,774	68,537
CFS Bancorp, Inc.	375	2,119
Charter Financial Corp., Georgia	850	8,041
Citizens South Banking Corp., Delaware	504	3,523
Clifton Savings Bancorp, Inc.	990	9,662
Dime Community Bancshares, Inc.	1,213	16,958
Eagle Bancorp Montana, Inc.	618	6,242
ESB Financial Corp.	720	9,886
ESSA Bancorp, Inc.	623	6,317
First Defiance Financial Corp.	331	5,508
First Federal Bancshares of Arkansas, Inc. (a)	382	3,732
First Financial Holdings, Inc.	816	10,428
First Financial Northwest, Inc. (a)	805	6,118
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First PacTrust Bancorp, Inc.	480	$ 5,789
Flushing Financial Corp.	1,290	19,660
Fox Chase Bancorp, Inc.	851	12,850
Franklin Financial Corp./VA (a)	675	11,239
HMN Financial, Inc. (a)	216	566
Home Federal Bancorp, Inc.	750	7,965
Home Loan Servicing Solutions Ltd.	563	8,811
HomeStreet, Inc.	349	12,369
Hudson City Bancorp, Inc.	20,538	147,668
Kaiser Federal Financial Group, Inc.	608	9,290
Kearny Financial Corp.	4,145	40,082
Meridian Interstate Bancorp, Inc. (a)	1,256	18,714
MutualFirst Financial, Inc.	346	3,813
NASB Financial, Inc. (a)	406	8,019
Northfield Bancorp, Inc.	2,196	32,940
Northwest Bancshares, Inc.	4,320	52,186
OceanFirst Financial Corp.	600	8,460
Oritani Financial Corp.	1,695	24,798
People's United Financial, Inc.	13,111	156,939
Peoples Federal Bancshares, Inc.	636	10,615
Provident Financial Holdings, Inc.	1,050	13,850
Pulaski Financial Corp.	631	4,953
PVF Capital Corp. (a)	791	1,645
Riverview Bancorp, Inc. (a)	1,320	1,650
Rockville Financial, Inc.	1,554	18,632
Roma Financial Corp.	1,500	14,100
Severn Bancorp, Inc. (a)	801	2,419
SI Financial Group, Inc.	36	416
Territorial Bancorp, Inc.	600	13,836
TFS Financial Corp. (a)	13,861	122,531
Tree.com, Inc. (a)	805	12,252
Trustco Bank Corp., New York	4,418	24,652
United Community Financial Corp., Ohio (a)	1,403	4,083
United Financial Bancorp, Inc.	959	13,685
ViewPoint Financial Group	1,500	27,645
Washington Federal, Inc.	4,376	70,454
Waterstone Financial, Inc. (a)	1,776	8,614
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	1,872	$ 13,553
WSFS Financial Corp.	266	10,792
		1,254,022
TOTAL FINANCIALS		11,985,988
HEALTH CARE - 12.3%
Biotechnology - 6.5%
3SBio, Inc. sponsored ADR (a)	809	9,053
Aastrom Biosciences, Inc. (a)	3,081	5,145
Acadia Pharmaceuticals, Inc. (a)	4,070	7,245
Achillion Pharmaceuticals, Inc. (a)	3,313	23,290
Acorda Therapeutics, Inc. (a)	1,485	33,932
Aegerion Pharmaceuticals, Inc. (a)	800	11,136
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	6,110	2,909
Affymax, Inc. (a)	1,600	28,304
Agenus, Inc. (a)	334	1,533
Alexion Pharmaceuticals, Inc. (a)	7,314	784,134
Alkermes PLC (a)	4,764	87,419
Allos Therapeutics, Inc. (a)	4,965	8,987
Alnylam Pharmaceuticals, Inc. (a)	1,803	32,977
AMAG Pharmaceuticals, Inc. (a)	815	12,054
Amarin Corp. PLC ADR (a)	5,374	73,570
Amgen, Inc.	29,767	2,498,047
Amicus Therapeutics, Inc. (a)	1,041	5,101
Anacor Pharmaceuticals, Inc. (a)	1,000	6,150
Anthera Pharmaceuticals, Inc. (a)	1,509	1,358
Arena Pharmaceuticals, Inc. (a)(d)	7,652	69,174
ARIAD Pharmaceuticals, Inc. (a)	6,181	127,081
ArQule, Inc. (a)	2,891	15,149
Array Biopharma, Inc. (a)	4,141	22,941
Arrowhead Research Corp. (a)	207	555
AspenBio Pharma, Inc. (a)	42	62
Astex Pharmaceuticals, Inc. (a)	3,660	10,358
AVEO Pharmaceuticals, Inc. (a)	1,565	15,008
BioCryst Pharmaceuticals, Inc. (a)	2,280	9,964
Biogen Idec, Inc. (a)	9,125	1,337,634
BioMarin Pharmaceutical, Inc. (a)	4,400	164,296
BioMimetic Therapeutics, Inc. (a)	1,109	4,259
Biospecifics Technologies Corp. (a)	250	4,695
Burcon NutraScience Corp. (a)	1,130	5,938
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	16,819	$ 1,211,641
Cell Therapeutics, Inc. (a)	7,529	3,275
Celldex Therapeutics, Inc. (a)	1,963	11,071
Celsion Corp. (a)	1,758	7,911
Cepheid, Inc. (a)	2,423	91,444
Chelsea Therapeutics International Ltd. (a)	2,483	2,607
ChemoCentryx, Inc.	1,268	13,314
China Biologic Products, Inc. (a)	1,000	9,610
Cleveland Biolabs, Inc. (a)	624	1,030
Clovis Oncology, Inc.	784	13,712
Codexis, Inc. (a)	1,791	4,066
Coronado Biosciences, Inc. (a)	1,404	8,635
Cubist Pharmaceuticals, Inc. (a)	2,723	125,803
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	2,541	11,180
Cyclacel Pharmaceuticals, Inc. (a)	327	1,089
Cytokinetics, Inc.	1,875	1,423
Cytori Therapeutics, Inc. (a)	1,800	5,670
CytRx Corp. (a)	858	3,355
Dendreon Corp. (a)(d)	5,700	25,593
Discovery Laboratories, Inc. (a)	246	792
DUSA Pharmaceuticals, Inc. (a)	1,635	8,747
Dyax Corp. (a)	2,856	6,455
Dynavax Technologies Corp. (a)	6,105	23,871
EntreMed, Inc. (a)	452	782
Enzon Pharmaceuticals, Inc. (a)	2,322	15,697
Exact Sciences Corp. (a)	1,893	18,797
Exelixis, Inc. (a)(d)	7,782	34,474
Galena Biopharma, Inc. (a)(d)	2,890	5,086
Genomic Health, Inc. (a)	1,155	39,801
Gentium SpA sponsored ADR (a)	778	7,819
GenVec, Inc. (a)	393	574
Geron Corp. (a)	3,411	9,414
Gilead Sciences, Inc. (a)	28,997	1,672,837
Grifols SA ADR	3,417	70,288
GTx, Inc. (a)	2,882	10,606
Halozyme Therapeutics, Inc. (a)	4,567	26,489
Idenix Pharmaceuticals, Inc. (a)	5,064	28,612
Idera Pharmaceuticals, Inc. (a)	1,200	1,140
ImmunoGen, Inc. (a)	2,832	40,752
Immunomedics, Inc. (a)	3,726	12,557
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Incyte Corp. (a)(d)	5,095	$ 101,951
Infinity Pharmaceuticals, Inc. (a)	1,125	20,430
Insmed, Inc. (a)	604	1,957
InterMune, Inc. (a)	2,410	17,762
Ironwood Pharmaceuticals, Inc. Class A (a)	3,341	41,863
Isis Pharmaceuticals, Inc. (a)	3,906	53,161
Keryx Biopharmaceuticals, Inc. (a)	2,384	4,863
Lexicon Pharmaceuticals, Inc. (a)	18,653	41,783
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,050	18,155
General CVR	1,530	28
Glucagon CVR (a)	1,530	24
rights (a)	1,530	29
TR Beta CVR (a)	1,530	17
MannKind Corp. (a)(d)	6,269	16,926
Maxygen, Inc.	1,686	10,352
Medivation, Inc. (a)	1,429	149,845
MEI Pharma, Inc. (a)	225	86
Merrimack Pharmaceuticals, Inc.	3,422	27,239
Metabolix, Inc. (a)	1,021	1,705
Momenta Pharmaceuticals, Inc. (a)	1,996	28,164
Myrexis, Inc. (a)	2,069	5,193
Myriad Genetics, Inc. (a)	3,351	83,741
Nabi Biopharmaceuticals (a)	2,145	3,432
Nanosphere, Inc. (a)	1,581	5,201
Neurocrine Biosciences, Inc. (a)	2,112	15,587
NewLink Genetics Corp.	681	9,507
Novavax, Inc. (a)	3,696	7,540
NPS Pharmaceuticals, Inc. (a)	2,941	22,410
Nymox Pharmaceutical Corp. (a)(d)	1,170	7,149
OncoGenex Pharmaceuticals, Inc. (a)	285	3,902
Oncolytics Biotech, Inc. (a)(d)	2,080	5,571
Oncothyreon, Inc. (a)	1,186	6,274
Onyx Pharmaceuticals, Inc. (a)	2,500	179,800
OREXIGEN Therapeutics, Inc. (a)	2,280	10,192
Osiris Therapeutics, Inc. (a)(d)	1,320	11,946
OXiGENE, Inc. (a)(d)	246	140
Oxygen Biotherapeutics, Inc. (a)(d)	5,891	5,184
PDL BioPharma, Inc.	6,000	44,160
Peregrine Pharmaceuticals, Inc. (a)	3,346	8,499
Pharmacyclics, Inc. (a)	2,675	179,011
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Pluristem Therapeutics, Inc. (a)(d)	2,521	$ 10,286
Progenics Pharmaceuticals, Inc. (a)	1,275	5,202
QLT, Inc. (a)	2,343	17,737
Raptor Pharmaceutical Corp. (a)	1,518	7,544
Regeneron Pharmaceuticals, Inc. (a)	3,538	523,801
Repligen Corp. (a)	1,396	7,943
Rigel Pharmaceuticals, Inc. (a)	2,616	24,381
Sangamo Biosciences, Inc. (a)	1,786	9,591
Sarepta Therapeutics, Inc. (a)	759	12,007
Savient Pharmaceuticals, Inc. (a)(d)	2,500	3,300
Seattle Genetics, Inc. (a)	4,515	119,828
SIGA Technologies, Inc. (a)	3,039	8,995
Sinovac Biotech Ltd. (a)	2,373	5,244
Spectrum Pharmaceuticals, Inc. (a)	2,391	28,596
StemCells, Inc. (a)	434	942
Sunesis Pharmaceuticals, Inc. (a)(d)	2,487	7,884
Synageva BioPharma Corp. (a)	878	43,865
Synergy Pharmaceuticals, Inc. (a)	3,292	16,295
Synta Pharmaceuticals Corp. (a)	2,205	14,487
Targacept, Inc. (a)	1,066	4,797
Telik, Inc. (a)	80	130
TESARO, Inc.	1,370	16,961
Theratechnologies, Inc. (a)	2,400	1,583
Theravance, Inc. (a)	3,910	104,280
Threshold Pharmaceuticals, Inc. (a)	2,343	20,642
Transition Therapeutics, Inc. (a)	2,160	5,184
Trius Therapeutics, Inc. (a)	2,313	12,837
United Therapeutics Corp. (a)	2,178	117,873
Vanda Pharmaceuticals, Inc. (a)	1,000	4,390
Verastem, Inc.	714	6,155
Vertex Pharmaceuticals, Inc. (a)	8,030	428,240
Vical, Inc. (a)	2,055	7,460
XOMA Corp. (a)	3,344	11,604
Zalicus, Inc. (a)	3,496	5,174
ZIOPHARM Oncology, Inc. (a)(d)	2,400	11,928
		11,785,422
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (a)	800	29,976
Abiomed, Inc. (a)	1,590	35,505
Accuray, Inc. (a)	2,467	15,123
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	3,056	$ 103,751
Alphatec Holdings, Inc. (a)	4,208	6,985
Analogic Corp.	510	35,450
Angiodynamics, Inc. (a)	991	11,337
Anika Therapeutics, Inc. (a)	702	9,975
Antares Pharma, Inc. (a)(d)	3,844	14,915
ArthroCare Corp. (a)	1,040	30,763
Atricure, Inc. (a)	709	4,949
Atrion Corp.	85	18,459
BioLase Technology, Inc. (d)	1,109	1,874
Cardica, Inc. (a)	3,176	5,399
Cardiovascular Systems, Inc. (a)	456	4,250
Cerus Corp. (a)	1,786	5,697
Conceptus, Inc. (a)	1,086	20,645
CONMED Corp.	1,275	34,451
Cutera, Inc. (a)	421	3,040
Cyberonics, Inc. (a)	1,000	49,930
Cynosure, Inc. Class A (a)	330	8,580
Delcath Systems, Inc. (a)(d)	1,463	2,897
DENTSPLY International, Inc.	5,600	203,112
DexCom, Inc. (a)	2,951	39,248
DynaVox, Inc. Class A (a)	442	387
Endologix, Inc. (a)	2,340	28,010
EnteroMedics, Inc. (a)	2,222	8,177
Exactech, Inc. (a)	761	12,283
Genmark Diagnostics, Inc. (a)	1,548	11,656
Given Imaging Ltd. (a)	1,477	20,043
Hansen Medical, Inc. (a)(d)	1,221	1,795
HeartWare International, Inc. (a)	527	47,203
Hologic, Inc. (a)	9,790	192,178
ICU Medical, Inc. (a)	660	36,630
IDEXX Laboratories, Inc. (a)	2,163	205,615
Imris, Inc. (a)	2,630	10,725
Insulet Corp. (a)	2,000	41,940
Integra LifeSciences Holdings Corp. (a)	1,076	42,330
Intuitive Surgical, Inc. (a)	1,503	739,160
IRIS International, Inc. (a)	1,066	13,538
Mako Surgical Corp. (a)	1,600	26,368
Masimo Corp. (a)	2,197	48,510
Medical Action Industries, Inc. (a)	690	2,546
MELA Sciences, Inc. (a)(d)	751	2,538
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	1,656	$ 29,278
Merit Medical Systems, Inc. (a)	2,244	31,977
Natus Medical, Inc. (a)	1,076	12,600
Neogen Corp. (a)	900	35,136
NeuroMetrix, Inc. (a)	97	67
Novadaq Technologies, Inc. (a)	1,219	9,547
NuVasive, Inc. (a)	1,452	30,608
NxStage Medical, Inc. (a)	2,331	29,720
OraSure Technologies, Inc. (a)	1,785	17,332
Orthofix International NV (a)	668	28,270
Palomar Medical Technologies, Inc. (a)	771	6,746
PhotoMedex, Inc. (d)	955	12,520
Quidel Corp. (a)	1,116	18,124
Rochester Medical Corp. (a)	525	5,786
Rockwell Medical Technologies, Inc. (a)	965	7,701
RTI Biologics, Inc. (a)	2,691	10,280
Sirona Dental Systems, Inc. (a)	2,226	118,290
Solta Medical, Inc. (a)	2,539	7,744
Staar Surgical Co. (a)	1,388	9,091
Stereotaxis, Inc. (a)	169	272
SurModics, Inc. (a)	690	12,862
Synergetics USA, Inc. (a)	1,500	7,680
Syneron Medical Ltd. (a)	1,309	12,776
The Spectranetics Corp. (a)	1,443	17,518
ThermoGenesis Corp. (a)	5,460	6,224
Thoratec Corp. (a)	2,250	76,253
Tornier BV (a)	1,407	25,213
Trinity Biotech PLC sponsored ADR	1,170	14,333
Unilife Corp. (a)	2,000	5,980
Urologix, Inc. (a)	771	604
Utah Medical Products, Inc.	200	6,762
Vascular Solutions, Inc. (a)	1,201	15,745
Vermillion, Inc. (a)	568	977
Volcano Corp. (a)	2,036	57,578
Winner Medical Group, Inc. (a)	972	4,180
Wright Medical Group, Inc. (a)	1,425	29,498
Young Innovations, Inc.	510	19,008
Zeltiq Aesthetics, Inc. (d)	1,223	6,482
		2,928,705
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)	1,254	$ 24,052
Addus HomeCare Corp. (a)	1,214	5,888
Air Methods Corp. (a)	495	57,687
Almost Family, Inc. (a)	321	7,088
Amedisys, Inc. (a)	1,026	14,446
AmSurg Corp. (a)	1,320	38,821
Bio-Reference Laboratories, Inc. (a)	870	22,724
BioScrip, Inc. (a)	2,090	17,765
CardioNet, Inc. (a)	1,649	3,743
Catamaran Corp. (a)	3,881	336,859
Chindex International, Inc. (a)	606	6,345
Corvel Corp. (a)	480	21,024
Cross Country Healthcare, Inc. (a)	1,056	4,277
Express Scripts Holding Co. (a)	30,883	1,933,893
Gentiva Health Services, Inc. (a)	1,096	12,034
Healthways, Inc. (a)	1,491	15,626
Henry Schein, Inc. (a)	3,408	261,768
HMS Holdings Corp. (a)	3,153	108,652
Integramed America, Inc. (a)	509	7,136
IPC The Hospitalist Co., Inc. (a)	634	28,016
LCA-Vision, Inc. (a)	900	3,861
LHC Group, Inc. (a)	780	13,572
LifePoint Hospitals, Inc. (a)	1,991	80,476
Magellan Health Services, Inc. (a)	1,100	54,571
Medcath Corp. (a)	2,669	21,272
MWI Veterinary Supply, Inc. (a)	500	50,410
National Research Corp.	377	18,760
Patterson Companies, Inc.	4,223	143,455
PDI, Inc. (a)	615	4,268
Providence Service Corp. (a)	810	9,242
PSS World Medical, Inc. (a)	2,043	44,108
RadNet, Inc. (a)	2,005	5,614
Sharps Compliance Corp. (a)	891	2,575
Sun Healthcare Group, Inc. (a)	778	6,574
The Ensign Group, Inc.	805	23,699
VCA Antech, Inc. (a)	3,300	63,822
		3,474,123
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	7,441	78,131
athenahealth, Inc. (a)	1,331	117,620
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Authentidate Holding Corp. (a)	3,932	$ 4,758
Cerner Corp. (a)	6,459	472,411
Computer Programs & Systems, Inc.	431	21,787
Epocrates, Inc. (a)	844	7,528
HealthStream, Inc. (a)	1,068	30,353
MedAssets, Inc. (a)	2,502	42,709
Medidata Solutions, Inc. (a)	1,100	38,588
Merge Healthcare, Inc. (a)	3,394	10,725
Omnicell, Inc. (a)	1,401	20,118
Quality Systems, Inc.	2,284	40,358
		885,086
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	3,366	12,824
Albany Molecular Research, Inc. (a)	1,371	4,565
Apricus Biosciences, Inc. (a)	1,374	3,943
BG Medicine, Inc. (a)	563	2,235
Bruker BioSciences Corp. (a)	6,300	76,293
Complete Genomics, Inc. (a)	1,150	3,496
Compugen Ltd. (a)	2,285	8,249
Fluidigm Corp. (a)	1,027	16,062
Furiex Pharmaceuticals, Inc. (a)	431	7,952
Harvard Bioscience, Inc. (a)	1,984	7,599
ICON PLC sponsored ADR (a)	2,286	52,395
Illumina, Inc. (a)	4,806	202,236
Life Technologies Corp. (a)	6,623	315,983
Luminex Corp. (a)	1,730	33,458
Pacific Biosciences of California, Inc. (a)	2,480	4,886
PAREXEL International Corp. (a)	2,375	68,376
PURE Bioscience, Inc. (a)	370	1,040
QIAGEN NV (a)	9,016	159,944
Sequenom, Inc. (a)(d)	3,364	12,346
Techne Corp.	1,500	102,855
		1,096,737
Pharmaceuticals - 1.2%
Acura Pharmaceuticals, Inc. (a)(d)	1,613	2,629
Akorn, Inc. (a)	3,604	49,879
Alexza Pharmaceuticals, Inc. (a)(d)	365	1,756
Alimera Sciences, Inc. (a)	1,324	3,178
Ampio Pharmaceuticals, Inc. (a)	1,407	4,052
Auxilium Pharmaceuticals, Inc. (a)	1,774	41,334
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)	4,295	$ 14,259
Biodel, Inc. (a)	1,414	4,200
BioSante Pharmaceuticals, Inc. (a)(d)	739	1,094
Cadence Pharmaceuticals, Inc. (a)	2,797	11,020
Cardiome Pharma Corp. (a)	2,569	843
Cempra, Inc.	1,357	11,141
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	186	865
Columbia Laboratories, Inc. (a)	3,395	3,633
Corcept Therapeutics, Inc. (a)	3,477	10,049
Cornerstone Therapeutics, Inc. (a)	1,311	8,862
Cumberland Pharmaceuticals, Inc. (a)	1,191	7,146
DepoMed, Inc. (a)	3,066	16,219
Durect Corp. (a)	3,921	4,117
Echo Therapeutics, Inc. (a)(d)	3,683	5,340
Endo Pharmaceuticals Holdings, Inc. (a)	4,332	137,844
Endocyte, Inc. (a)	1,283	12,304
Flamel Technologies SA sponsored ADR (a)	1,035	4,968
Hi-Tech Pharmacal Co., Inc. (a)	406	14,490
Horizon Pharma, Inc. (a)(d)	800	3,552
Impax Laboratories, Inc. (a)	2,400	56,808
Jazz Pharmaceuticals PLC (a)	2,188	99,576
MAP Pharmaceuticals, Inc. (a)	1,059	14,233
Mylan, Inc. (a)	16,030	377,827
Nektar Therapeutics (a)	4,407	37,812
Novogen Ltd. sponsored ADR (a)	63	117
NuPathe, Inc. (a)(d)	469	1,857
Obagi Medical Products, Inc. (a)	983	13,133
Omeros Corp. (a)	1,209	11,401
Optimer Pharmaceuticals, Inc. (a)	1,696	25,491
Pacira Pharmaceuticals, Inc. (a)	1,076	19,540
Pain Therapeutics, Inc. (a)	2,176	8,660
Perrigo Co.	3,654	401,830
Pozen, Inc. (a)	1,191	7,753
Questcor Pharmaceuticals, Inc. (a)(d)	2,331	101,259
Repros Therapeutics, Inc. (a)	682	8,641
Sagent Pharmaceuticals, Inc. (a)	972	14,055
Salix Pharmaceuticals Ltd. (a)	2,269	99,745
Santarus, Inc. (a)	2,436	15,054
SciClone Pharmaceuticals, Inc. (a)	1,906	9,339
Shire PLC sponsored ADR	1,850	167,499
Skystar Bio-Pharmaceutical Co. Ltd. (a)(d)	595	1,077
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Somaxon Pharmaceuticals, Inc. (a)	2,921	$ 876
Sucampo Pharmaceuticals, Inc. Class A (a)	751	3,582
Supernus Pharmaceuticals, Inc. (a)	1,036	12,722
The Medicines Company (a)	2,126	54,617
Transcept Pharmaceuticals, Inc. (a)	574	3,834
Ventrus Biosciences, Inc. (a)	745	2,816
ViroPharma, Inc. (a)	2,541	67,591
VIVUS, Inc. (a)(d)	3,831	82,175
Warner Chilcott PLC	9,355	127,415
XenoPort, Inc. (a)(d)	1,451	13,523
Zogenix, Inc. (a)	3,206	7,598
		2,244,230
TOTAL HEALTH CARE		22,414,303
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	952	22,715
American Science & Engineering, Inc.	405	24,085
API Technologies Corp. (a)	2,864	8,821
Astronics Corp. (a)	385	10,780
BE Aerospace, Inc. (a)	3,984	160,396
Ceradyne, Inc.	1,041	24,724
Elbit Systems Ltd.	1,595	50,003
GeoEye, Inc. (a)	850	22,806
Innovative Solutions & Support, Inc. (a)	856	3,304
KEYW Holding Corp. (a)	1,000	11,260
Kratos Defense & Security Solutions, Inc. (a)	1,490	7,122
LMI Aerospace, Inc. (a)	461	8,976
Sypris Solutions, Inc.	981	6,681
Taser International, Inc. (a)	2,706	14,477
		376,150
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	3,455	16,066
Atlas Air Worldwide Holdings, Inc. (a)	1,032	53,148
C.H. Robinson Worldwide, Inc.	6,097	345,151
Echo Global Logistics, Inc. (a)	997	17,657
Expeditors International of Washington, Inc.	7,952	291,123
Forward Air Corp.	1,200	40,344
Hub Group, Inc. Class A (a)	1,385	41,689
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Pacer International, Inc. (a)	1,536	$ 6,298
Park-Ohio Holdings Corp. (a)	711	15,294
UTI Worldwide, Inc.	3,996	54,865
		881,635
Airlines - 0.2%
Allegiant Travel Co. (a)	716	47,428
Hawaiian Holdings, Inc. (a)	2,395	14,202
JetBlue Airways Corp. (a)	11,197	54,865
Republic Airways Holdings, Inc. (a)	1,686	7,503
Ryanair Holdings PLC sponsored ADR (a)	4,488	139,308
SkyWest, Inc.	2,269	19,899
Spirit Airlines, Inc. (a)	2,717	53,117
		336,322
Building Products - 0.1%
AAON, Inc.	1,047	19,265
American Woodmark Corp. (a)	641	12,410
Apogee Enterprises, Inc.	1,206	19,055
Builders FirstSource, Inc. (a)	4,781	21,275
China Ceramics Co. Ltd. (a)	800	1,952
Gibraltar Industries, Inc. (a)	1,131	12,362
Insteel Industries, Inc.	916	9,178
Nortek, Inc. (a)	565	29,081
Patrick Industries, Inc. (a)	451	5,863
PGT, Inc. (a)	3,371	10,787
Universal Forest Products, Inc.	795	30,552
		171,780
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	363	3,597
Acorn Energy, Inc.	1,101	9,061
Asset Acceptance Capital Corp. (a)	1,440	9,374
Asta Funding, Inc.	516	4,912
Casella Waste Systems, Inc. Class A (a)	1,146	5,512
CECO Environmental Corp.	516	4,892
Cintas Corp.	4,551	183,951
Copart, Inc. (a)	4,968	132,695
Courier Corp.	435	4,881
Encore Capital Group, Inc. (a)	921	25,816
EnerNOC, Inc. (a)	886	8,745
Fuel Tech, Inc. (a)	971	4,787
G&K Services, Inc. Class A	701	21,990
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Guanwei Recycling Corp. (a)	760	$ 578
Healthcare Services Group, Inc.	2,547	53,920
Heritage-Crystal Clean, Inc. (a)	952	17,126
Herman Miller, Inc.	2,200	43,032
Industrial Services of America, Inc. (a)	459	1,597
InnerWorkings, Inc. (a)	2,041	24,594
Interface, Inc.	2,900	39,817
Intersections, Inc.	661	7,251
Kimball International, Inc. Class B	1,425	16,003
McGrath RentCorp.	975	24,551
Mobile Mini, Inc. (a)	1,500	25,650
Multi-Color Corp.	559	11,404
Performant Financial Corp.	1,665	18,065
Perma-Fix Environmental Services, Inc. (a)	2,776	2,637
Portfolio Recovery Associates, Inc. (a)	610	61,214
R.R. Donnelley & Sons Co. (d)	7,066	77,585
Standard Parking Corp. (a)	769	17,756
Stericycle, Inc. (a)	3,233	295,884
Swisher Hygiene, Inc. (Canada) (a)	6,010	10,638
Sykes Enterprises, Inc. (a)	1,710	23,068
Tetra Tech, Inc. (a)	2,532	65,680
United Stationers, Inc.	1,663	40,228
US Ecology, Inc.	836	15,717
		1,314,208
Construction & Engineering - 0.1%
Aegion Corp. (a)	1,302	25,415
Foster Wheeler AG (a)	4,030	88,257
Great Lakes Dredge & Dock Corp.	1,716	12,544
Integrated Electrical Services, Inc. (a)	731	2,178
Layne Christensen Co. (a)	896	17,418
MYR Group, Inc. (a)	855	17,391
Northwest Pipe Co. (a)	495	12,494
Primoris Services Corp.	2,200	27,060
Sterling Construction Co., Inc. (a)	641	6,211
UniTek Global Services, Inc. (a)	650	2,249
		211,217
Electrical Equipment - 0.1%
A123 Systems, Inc. (a)(d)	3,951	1,022
Active Power, Inc. (a)	4,641	3,527
Altair Nanotechnologies, Inc. (a)(d)	1,335	1,001
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
American Superconductor Corp. (a)	1,958	$ 7,343
Broadwind Energy, Inc. (a)	362	655
Capstone Turbine Corp. (a)(d)	6,826	6,817
China BAK Battery, Inc. (a)(d)	1,801	901
China Recycling Energy Corp. (a)	1,590	1,638
Coleman Cable, Inc.	616	5,840
Deswell Industries, Inc.	861	2,316
Encore Wire Corp.	1,031	29,198
Enphase Energy, Inc. (d)	1,407	6,979
Franklin Electric Co., Inc.	921	49,946
FuelCell Energy, Inc. (a)	7,067	6,996
Fushi Copperweld, Inc. (a)	1,398	12,666
Global Power Equipment Group, Inc.	586	11,427
Highpower International, Inc. (a)	470	494
Hydrogenics Corp. (a)	259	1,567
II-VI, Inc. (a)	2,382	44,305
Jinpan International Ltd.	717	3,836
Lihua International, Inc.	980	3,989
Lime Energy Co. (a)	1,124	832
LSI Industries, Inc.	696	4,538
Ocean Power Technologies, Inc. (a)	585	1,632
Plug Power, Inc. (a)	506	486
Powell Industries, Inc. (a)	606	22,980
PowerSecure International, Inc. (a)	710	3,763
Preformed Line Products Co.	176	10,370
Satcon Technology Corp. (a)(d)	918	1,102
Ultralife Corp. (a)	901	2,676
Vicor Corp.	1,551	9,337
		260,179
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,484	45,069
Machinery - 0.8%
Altra Holdings, Inc.	1,161	21,374
American Railcar Industries, Inc. (a)	750	21,405
Astec Industries, Inc. (a)	911	26,720
Chart Industries, Inc. (a)	1,124	78,455
China Valves Technology, Inc. (a)(d)	1,280	1,235
Cleantech Solutions International, Inc. (a)	136	363
Columbus McKinnon Corp. (NY Shares) (a)	885	13,116
Commercial Vehicle Group, Inc. (a)	1,360	11,492
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Dynamic Materials Corp.	450	$ 7,272
Energy Recovery, Inc. (a)	1,776	4,476
Flow International Corp. (a)	2,325	7,673
FreightCar America, Inc.	461	8,261
Gencor Industries, Inc. (a)	778	5,928
Hardinge, Inc.	390	3,506
Hurco Companies, Inc. (a)	225	4,655
L.B. Foster Co. Class A	576	18,518
Lincoln Electric Holdings, Inc.	3,235	133,444
Makita Corp. sponsored ADR	86	2,946
Middleby Corp. (a)	730	84,060
NN, Inc. (a)	1,041	8,776
Nordson Corp.	2,427	142,732
Omega Flex, Inc. (a)	360	3,834
PACCAR, Inc.	13,289	530,364
PMFG, Inc. (a)	555	3,996
RBC Bearings, Inc. (a)	990	45,530
SmartHeat, Inc. (a)	134	541
Sun Hydraulics Corp.	1,050	24,308
Tecumseh Products Co.:
Class A (non-vtg.) (a)	801	4,237
Class B (a)	281	1,571
TriMas Corp. (a)	1,800	38,700
Twin Disc, Inc.	345	6,386
Westport Innovations, Inc. (a)(d)	2,163	76,159
Woodward, Inc.	2,676	93,473
		1,435,506
Marine - 0.0%
Diana Containerships, Inc.	1,501	8,045
DryShips, Inc. (a)(d)	16,057	35,165
Eagle Bulk Shipping, Inc. (a)(d)	683	1,953
Euroseas Ltd.	1,365	1,488
FreeSeas, Inc. (a)	291	87
Newlead Holdings Ltd. (a)	85	63
Rand Logistics, Inc. (a)	1,060	7,526
Star Bulk Carriers Corp.	2,781	1,446
Ultrapetrol (Bahamas) Ltd. (a)(d)	1,156	855
		56,628
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	382	16,124
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Acacia Research Corp. - Acacia Technologies (a)	1,794	$ 47,254
Advisory Board Co. (a)	1,309	58,028
Barrett Business Services, Inc.	420	10,643
CRA International, Inc. (a)	480	7,608
Exponent, Inc. (a)	600	31,236
Heidrick & Struggles International, Inc.	756	9,314
Hudson Global, Inc. (a)	976	4,529
Huron Consulting Group, Inc. (a)	836	26,978
ICF International, Inc. (a)	797	17,566
Kelly Services, Inc. Class A (non-vtg.)	1,230	15,178
Kforce, Inc. (a)	1,701	19,936
Lightbridge Corp. (a)	719	1,517
Odyssey Marine Exploration, Inc. (a)(d)	3,919	14,226
Pendrell Corp. (a)	6,352	7,622
Resources Connection, Inc.	1,691	18,905
RPX Corp. (a)	1,774	20,827
Verisk Analytics, Inc. (a)	6,466	313,730
VSE Corp.	201	4,665
		645,886
Road & Rail - 0.4%
AMERCO	806	74,998
Arkansas Best Corp.	1,011	9,281
Avis Budget Group, Inc. (a)	3,900	64,038
Covenant Transport Group, Inc. Class A (a)	856	4,203
Frozen Food Express Industries, Inc. (a)	1,725	4,088
Heartland Express, Inc.	3,488	45,414
J.B. Hunt Transport Services, Inc.	4,461	233,935
Landstar System, Inc.	1,749	82,675
Marten Transport Ltd.	786	13,865
Old Dominion Freight Lines, Inc. (a)	2,244	100,486
P.A.M. Transportation Services, Inc.	646	5,969
Patriot Transportation Holding, Inc. (a)	436	11,183
Quality Distribution, Inc. (a)	846	8,232
Saia, Inc. (a)	637	13,823
Student Transportation, Inc.	3,676	24,314
Universal Truckload Services, Inc.	891	12,634
USA Truck, Inc. (a)	420	1,558
Vitran Corp., Inc. (a)	946	3,992
Werner Enterprises, Inc.	2,688	59,808
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
YRC Worldwide, Inc. (a)	280	$ 1,565
Zipcar, Inc. (a)(d)	1,775	14,023
		790,084
Trading Companies & Distributors - 0.4%
Aceto Corp.	966	8,636
Ampal-American Israel Corp. (a)	98	193
Beacon Roofing Supply, Inc. (a)	1,696	47,725
DXP Enterprises, Inc. (a)	587	27,067
Fastenal Co.	11,156	480,712
General Finance Corp. (a)	1,820	7,098
H&E Equipment Services, Inc.	1,290	22,833
Houston Wire & Cable Co.	776	8,513
Lawson Products, Inc.	600	4,800
Rush Enterprises, Inc.:
Class A (a)	1,043	17,773
Class B (a)	625	9,106
Titan Machinery, Inc. (a)	836	19,270
		653,726
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	200	3,412
TOTAL INDUSTRIALS		7,181,802
INFORMATION TECHNOLOGY - 52.9%
Communications Equipment - 5.6%
Acme Packet, Inc. (a)	2,629	50,188
ADTRAN, Inc.	2,438	49,467
Alvarion Ltd. (a)	2,981	984
Ambient Corp. (a)(d)	600	3,150
Anaren, Inc. (a)	802	15,807
Arris Group, Inc. (a)	3,753	51,153
Aruba Networks, Inc. (a)	4,149	81,528
AudioCodes Ltd. (a)	1,980	2,772
Aviat Networks, Inc. (a)	3,025	6,897
Bel Fuse, Inc. Class B (non-vtg.)	371	7,227
Black Box Corp.	780	20,272
Brocade Communications Systems, Inc. (a)	16,171	93,792
CalAmp Corp. (a)	1,239	9,416
Ceragon Networks Ltd. (a)	1,336	9,285
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,185	$ 1,304
Ciena Corp. (a)	3,646	49,841
Cisco Systems, Inc.	205,572	3,922,314
Cogo Group, Inc. (a)	1,545	2,982
Comtech Telecommunications Corp.	1,006	28,289
Dialogic, Inc. (a)	1,081	627
Digi International, Inc. (a)	1,347	13,915
Ditech Networks, Inc. (a)	1,626	1,333
DragonWave, Inc. (a)	1,400	3,682
EchoStar Holding Corp. Class A (a)	1,821	49,185
EMCORE Corp. (a)	1,338	6,289
EXFO, Inc. (sub. vtg.) (a)	907	4,371
Extreme Networks, Inc. (a)	3,522	12,538
F5 Networks, Inc. (a)	2,981	290,618
Finisar Corp. (a)	3,317	45,576
Gilat Satellite Networks Ltd. (a)	2,426	7,715
Globecomm Systems, Inc. (a)	721	8,587
Harmonic, Inc. (a)	4,396	20,090
Infinera Corp. (a)	3,871	21,987
InterDigital, Inc.	1,730	58,388
Ituran Location & Control Ltd.	704	7,878
Ixia (a)	3,000	44,520
JDS Uniphase Corp. (a)	8,481	94,902
KVH Industries, Inc. (a)	511	6,929
Loral Space & Communications Ltd.	823	60,425
Meru Networks, Inc. (a)	574	1,699
Mitel Networks, Inc. (a)	1,991	5,535
NETGEAR, Inc. (a)	1,465	53,575
NumereX Corp. Class A (a)	1,586	16,526
Oclaro, Inc. (a)	2,874	7,386
Oplink Communications, Inc. (a)	687	11,040
Parkervision, Inc. (a)(d)	4,087	9,400
PC-Tel, Inc.	1,116	7,031
Polycom, Inc. (a)	6,739	70,220
Powerwave Technologies, Inc. (a)(d)	1,044	397
Procera Networks, Inc. (a)	540	11,443
QUALCOMM, Inc.	65,823	4,045,482
RADWARE Ltd. (a)	749	24,455
Research In Motion Ltd. (a)(d)	20,088	134,389
RIT TECHNOLOGIES LTD (a)(d)	1,700	6,953
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (a)	6,029	$ 120,520
ShoreTel, Inc. (a)	2,706	10,824
Sierra Wireless, Inc. (a)	1,722	14,849
Silicom Ltd. (a)	345	5,330
Sonus Networks, Inc. (a)	10,536	20,334
Sycamore Networks, Inc. (a)	1,169	17,278
Symmetricom, Inc. (a)	2,446	15,067
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	8,228	76,520
Telestone Technologies Corp. (a)(d)	314	424
Tellabs, Inc.	13,974	49,608
Telular Corp.	900	8,613
Tessco Technologies, Inc.	347	6,576
Ubiquiti Networks, Inc. (d)	3,500	42,070
UTStarcom Holdings Corp. (a)	4,161	4,452
ViaSat, Inc. (a)	1,605	62,114
Westell Technologies, Inc. Class A (a)	2,778	5,945
Wi-Lan, Inc.	4,772	24,689
Zhone Technologies, Inc. (a)	2,720	1,632
		10,058,599
Computers & Peripherals - 14.7%
Apple, Inc.	35,859	23,854,811
Avid Technology, Inc. (a)	1,551	14,285
Concurrent Computer Corp.	360	1,541
Cray, Inc. (a)	1,023	11,672
Datalink Corp. (a)	906	7,565
Dell, Inc.	66,659	705,919
Dot Hill Systems Corp. (a)	3,411	3,854
Electronics for Imaging, Inc. (a)	1,543	23,839
Hutchinson Technology, Inc. (a)	1,056	1,753
iGO, Inc. (a)	3,980	1,942
Immersion Corp. (a)	1,335	7,663
Intevac, Inc. (a)	911	5,648
Logitech International SA (d)	6,508	60,069
NetApp, Inc. (a)	13,800	476,376
Novatel Wireless, Inc. (a)	1,997	4,054
OCZ Technology Group, Inc. (a)	2,350	13,301
Presstek, Inc. (a)	1,594	781
QLogic Corp. (a)	3,929	47,816
Rimage Corp.	400	2,752
SanDisk Corp. (a)	9,400	387,468
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	16,120	$ 516,001
Silicon Graphics International Corp. (a)	1,011	8,634
Smart Technologies, Inc. Class A (a)	1,547	2,305
STEC, Inc. (a)	2,011	14,902
Stratasys, Inc. (a)	770	49,788
Super Micro Computer, Inc. (a)	2,238	27,595
Synaptics, Inc. (a)	1,350	41,067
Transact Technologies, Inc. (a)	1,251	8,970
USA Technologies, Inc. (a)(d)	3,309	4,699
Western Digital Corp. (a)	10,032	419,538
Xyratex Ltd.	1,176	13,007
		26,739,615
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	1,050	8,705
Audience, Inc.	952	17,203
BrightPoint, Inc. (a)	3,126	28,040
Cognex Corp.	1,796	64,818
Coherent, Inc. (a)	900	42,381
Daktronics, Inc.	1,761	16,835
DTS, Inc. (a)	606	13,605
Echelon Corp. (a)	1,830	6,094
Electro Rent Corp.	1,080	18,490
Electro Scientific Industries, Inc.	1,335	16,367
FARO Technologies, Inc. (a)	690	27,221
FEI Co.	1,455	78,148
Flextronics International Ltd. (a)	24,568	165,343
FLIR Systems, Inc.	6,005	118,899
GSI Group, Inc. (a)	1,500	13,500
HLS Systems International Ltd. (a)	1,991	18,715
I. D. Systems Inc. (a)	601	2,993
Identive Group, Inc. (a)	3,097	2,168
Insight Enterprises, Inc. (a)	1,633	29,329
IPG Photonics Corp. (a)	2,054	126,300
Itron, Inc. (a)	1,543	66,904
Littelfuse, Inc.	972	49,854
LoJack Corp. (a)	1,051	2,638
Magal Security Systems Ltd. (a)	1,506	5,648
Maxwell Technologies, Inc. (a)	1,095	8,333
Measurement Specialties, Inc. (a)	521	16,922
Mercury Computer Systems, Inc. (a)	951	9,282
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Mesa Laboratories, Inc.	236	$ 11,099
MicroVision, Inc. (a)	430	1,187
Molex, Inc.	3,635	96,509
Molex, Inc. Class A (non-vtg.)	3,066	68,035
MTS Systems Corp.	776	39,429
Multi-Fineline Electronix, Inc. (a)	1,116	27,342
National Instruments Corp.	4,575	117,852
Neonode, Inc. (a)	1,393	5,544
NetList, Inc. (a)	2,276	3,892
Newport Corp. (a)	1,221	15,177
Orbotech Ltd. (a)	1,410	11,731
OSI Systems, Inc. (a)	716	53,056
PC Connection, Inc.	691	8,423
PC Mall, Inc. (a)	556	3,258
Planar Systems, Inc. (a)	1,943	2,526
Plexus Corp. (a)	1,400	41,846
Power-One, Inc. (a)	4,043	24,824
RadiSys Corp. (a)	936	3,416
Richardson Electronics Ltd.	1,365	16,339
Rofin-Sinar Technologies, Inc. (a)	1,121	24,359
Sanmina-SCI Corp. (a)	3,082	26,628
ScanSource, Inc. (a)	1,206	36,469
Tech Data Corp. (a)	1,455	70,684
Trimble Navigation Ltd. (a)	4,735	232,252
TTM Technologies, Inc. (a)	2,908	30,825
Universal Display Corp. (a)	1,847	74,563
Viasystems Group, Inc. (a)	708	10,769
Zygo Corp. (a)	1,006	19,486
		2,052,255
Internet Software & Services - 8.0%
21Vianet Group, Inc. ADR (a)	1,181	12,046
Akamai Technologies, Inc. (a)	6,803	255,181
Ancestry.com, Inc. (a)	1,610	50,039
Angie's List, Inc.	2,180	20,841
Autobytel, Inc. (a)	351	1,267
Baidu.com, Inc. sponsored ADR (a)	10,479	1,167,780
Bazaarvoice, Inc. (d)	2,285	33,909
Blucora, Inc. (a)	1,401	21,589
Brightcove, Inc.	980	12,662
Carbonite, Inc.	1,032	7,802
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
China Finance Online Co. Ltd. ADR (a)	915	$ 997
ChinaCache International Holdings Ltd. sponsored ADR (a)	225	1,150
comScore, Inc. (a)	1,086	15,334
Constant Contact, Inc. (a)	1,200	23,460
Cornerstone OnDemand, Inc. (a)	1,865	50,001
CoStar Group, Inc. (a)	1,037	84,256
DealerTrack Holdings, Inc. (a)	1,614	44,692
Digital River, Inc. (a)	1,521	25,340
E2open, Inc.	910	11,612
EarthLink, Inc.	4,455	29,759
eBay, Inc. (a)	49,416	2,345,778
eGain Communications Corp. (a)	930	4,529
Equinix, Inc. (a)	1,807	357,154
Facebook, Inc. Class A (d)	25,821	466,844
GigaMedia Ltd. (a)	2,131	2,280
Google, Inc. Class A (a)	9,978	6,835,828
IAC/InterActiveCorp	2,925	151,632
Internap Network Services Corp. (a)	2,287	16,466
Internet Initiative Japan, Inc. sponsored ADR	711	7,778
iPass, Inc. (a)	3,772	6,865
j2 Global, Inc.	1,719	50,659
Keynote Systems, Inc.	675	8,863
KIT Digital, Inc. (a)(d)	1,500	4,875
Ku6 Media Co. Ltd. sponsored ADR (a)	1,681	2,000
Limelight Networks, Inc. (a)	3,326	7,683
Liquidity Services, Inc. (a)	1,191	62,396
LivePerson, Inc. (a)	2,295	37,868
Local.com Corp. (a)	2,237	4,429
LogMeIn, Inc. (a)	1,052	23,123
Marchex, Inc. Class B	1,791	6,071
Market Leader, Inc. (a)	861	4,331
MercadoLibre, Inc.	1,716	136,559
Move, Inc. (a)	1,545	12,020
NetEase.com, Inc. sponsored ADR (a)	2,946	153,398
NIC, Inc.	2,461	35,512
Open Text Corp. (a)	2,210	118,801
OpenTable, Inc. (a)	949	40,285
Perficient, Inc. (a)	1,516	16,236
Points International Ltd. (a)	422	5,275
QuinStreet, Inc. (a)	1,753	15,023
RealNetworks, Inc.	1,385	10,997
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rediff.com India Ltd. sponsored ADR (a)	600	$ 1,632
Remark Media, Inc. (a)	177	333
Responsys, Inc. (a)	1,730	16,591
Saba Software, Inc. (a)	1,606	15,096
SciQuest, Inc. (a)	800	13,480
Selectica, Inc. (a)	342	1,306
Sify Technologies Ltd. sponsored ADR (a)	1,740	3,654
SINA Corp. (a)	2,564	143,840
Sohu.com, Inc. (a)	1,478	57,893
SPS Commerce, Inc. (a)	530	18,524
Stamps.com, Inc. (a)	675	14,945
Support.com, Inc. (a)	2,745	8,455
Synacor, Inc.	1,155	9,171
TechTarget, Inc. (a)	1,500	8,430
TheStreet.com, Inc.	1,096	1,523
Travelzoo, Inc. (a)	751	16,943
United Online, Inc.	3,243	16,150
Unwired Planet, Inc. (a)	3,561	6,089
ValueClick, Inc. (a)	3,087	50,195
Velti PLC (a)(d)	1,875	12,994
VeriSign, Inc. (a)	6,009	286,509
VistaPrint Ltd. (a)(d)	1,450	52,302
Vocus, Inc. (a)	821	15,944
Web.com Group, Inc. (a)	1,853	30,852
WebMD Health Corp. (a)	2,015	30,104
WebMediaBrands, Inc. (a)	242	745
Yahoo!, Inc. (a)	46,623	683,027
Yandex NV (a)	6,865	144,989
Zix Corp. (a)	4,116	10,578
		14,493,569
IT Services - 1.9%
Acxiom Corp. (a)	3,216	54,865
Automatic Data Processing, Inc.	18,590	1,079,707
Cardtronics, Inc. (a)	1,791	50,596
Cass Information Systems, Inc.	423	16,928
China Information Technology, Inc. (a)	950	950
Cognizant Technology Solutions Corp. Class A (a)	11,583	744,555
Computer Task Group, Inc. (a)	717	11,472
CSG Systems International, Inc. (a)	1,356	28,761
Edgewater Technology, Inc. (a)	876	3,346
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Euronet Worldwide, Inc. (a)	1,986	$ 35,271
ExlService Holdings, Inc. (a)	1,236	31,852
Fiserv, Inc. (a)	5,010	357,263
Forrester Research, Inc.	975	28,548
Hackett Group, Inc. (a)	1,695	6,356
HiSoft Technology International Ltd. ADR (a)	993	11,271
iGate Corp. (a)	2,041	32,881
Information Services Group, Inc. (a)	1,246	1,520
Infosys Ltd. sponsored ADR (d)	3,054	129,887
Innodata, Inc. (a)	1,261	5,195
Jack Henry & Associates, Inc.	2,913	107,664
Lionbridge Technologies, Inc. (a)	2,146	7,532
LML Payment Systems, Inc. (a)	2,399	5,110
ManTech International Corp. Class A	800	17,920
ModusLink Global Solutions, Inc. (a)	1,665	5,078
NCI, Inc. Class A (a)	491	3,589
Online Resources Corp. (a)	976	2,586
Paychex, Inc.	13,785	458,489
PFSweb, Inc. (a)	406	1,035
PRG-Schultz International, Inc. (a)	1,731	14,056
Rainmaker Systems, Inc. (a)	2,401	2,497
Sapient Corp.	5,534	55,949
ServiceSource International, Inc. (a)	2,600	24,076
Syntel, Inc.	1,625	94,738
Teletech Holdings, Inc. (a)	2,216	36,586
Virtusa Corp. (a)	1,000	16,900
Yucheng Technologies Ltd. (a)	496	1,820
		3,486,849
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	1,878	70,031
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Energy Industries, Inc. (a)	1,500	19,155
Aixtron AG sponsored ADR	188	2,764
Alpha & Omega Semiconductor Ltd. (a)	1,154	10,951
Altera Corp.	12,291	458,823
Amkor Technology, Inc. (a)(d)	7,661	35,930
Amtech Systems, Inc. (a)	401	1,580
ANADIGICS, Inc. (a)	3,015	3,528
Analog Devices, Inc.	11,322	449,936
Applied Materials, Inc.	48,360	565,328
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Micro Circuits Corp. (a)	2,420	$ 12,366
ARM Holdings PLC sponsored ADR	4,758	129,608
ASM International NV unit (d)	2,111	73,948
ASML Holding NV	4,836	274,540
Atmel Corp. (a)	16,370	97,074
ATMI, Inc. (a)	1,291	24,413
AuthenTec, Inc. (a)	2,257	18,079
Avago Technologies Ltd.	9,176	335,566
Axcelis Technologies, Inc. (a)	4,561	4,789
AXT, Inc. (a)	1,989	6,663
Broadcom Corp. Class A	18,937	672,832
Brooks Automation, Inc.	3,006	24,078
Cabot Microelectronics Corp.	981	32,638
Camtek Ltd. (a)	1,486	2,690
Canadian Solar, Inc. (a)(d)	1,991	5,555
Cavium, Inc. (a)	1,842	59,497
Ceva, Inc. (a)	1,050	16,926
China Sunergy Co. Ltd. ADR (a)(d)	440	634
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	812	10,645
Cirrus Logic, Inc. (a)	2,419	100,800
Cohu, Inc.	885	7,788
Cree, Inc. (a)	4,422	124,700
Cymer, Inc. (a)	1,206	68,380
Cypress Semiconductor Corp.	6,000	69,660
Diodes, Inc. (a)	1,626	30,065
DSP Group, Inc. (a)	1,305	7,478
Entegris, Inc. (a)	5,220	45,884
Entropic Communications, Inc. (a)	3,249	17,642
Exar Corp. (a)	1,755	13,356
Ezchip Semiconductor Ltd. (a)	1,020	34,486
First Solar, Inc. (a)(d)	3,298	65,927
FormFactor, Inc. (a)	1,856	9,447
FSI International, Inc. (a)	1,656	10,218
GSI Technology, Inc. (a)	1,220	5,417
GT Advanced Technologies, Inc. (a)	4,938	28,640
Hanwha Solarone Co. Ltd. ADR (a)	1,791	1,827
Himax Technologies, Inc. sponsored ADR	3,511	6,109
Hittite Microwave Corp. (a)	1,304	68,290
Ikanos Communications, Inc. (a)	1,860	1,730
Integrated Device Technology, Inc. (a)	4,912	26,132
Integrated Silicon Solution, Inc. (a)	1,011	10,019
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	192,981	$ 4,791,718
Intermolecular, Inc.	1,500	11,100
Intersil Corp. Class A	4,941	43,629
IXYS Corp. (a)	1,626	15,821
JA Solar Holdings Co. Ltd. ADR (a)(d)	4,791	4,551
KLA-Tencor Corp.	6,418	329,308
Kopin Corp. (a)	3,306	11,538
Kulicke & Soffa Industries, Inc. (a)	2,871	32,528
Lam Research Corp. (a)	4,285	146,247
Lattice Semiconductor Corp. (a)	4,891	19,026
Linear Technology Corp.	8,574	283,156
LTX-Credence Corp. (a)	2,029	11,545
M/A-COM Technology Solutions, Inc.	1,688	19,446
Marvell Technology Group Ltd.	21,687	220,774
Mattson Technology, Inc. (a)	2,176	2,044
Maxim Integrated Products, Inc.	11,104	301,363
Mellanox Technologies Ltd. (a)	1,540	176,161
MEMSIC, Inc. (a)	1,842	3,242
Micrel, Inc.	2,394	23,796
Microchip Technology, Inc.	7,350	255,413
Micron Technology, Inc. (a)	37,185	230,919
Microsemi Corp. (a)	4,034	80,317
Mindspeed Technologies, Inc. (a)	1,178	3,051
MIPS Technologies, Inc. (a)	1,995	13,247
MKS Instruments, Inc.	1,961	53,163
Monolithic Power Systems, Inc. (a)	1,386	29,882
MoSys, Inc. (a)	1,530	5,217
Nanometrics, Inc. (a)	801	12,199
Nova Measuring Instruments Ltd. (a)	1,096	8,615
NVE Corp. (a)	210	11,804
NVIDIA Corp. (a)	23,700	332,511
NXP Semiconductors NV (a)	9,657	225,201
O2Micro International Ltd. sponsored ADR (a)	1,626	5,772
Omnivision Technologies, Inc. (a)	2,101	34,141
ON Semiconductor Corp. (a)	18,000	112,140
PDF Solutions, Inc. (a)	1,350	16,268
Peregrine Semiconductor Corp.	1,125	17,888
Pericom Semiconductor Corp. (a)	1,356	10,889
Photronics, Inc. (a)	2,236	13,125
Pixelworks, Inc. (a)	598	2,027
PLX Technology, Inc. (a)	2,101	11,976
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	8,936	$ 52,276
Power Integrations, Inc.	1,000	34,640
QuickLogic Corp. (a)(d)	1,546	4,143
Rambus, Inc. (a)	4,458	19,080
Ramtron International Corp. (a)	1,221	3,468
RDA Microelectronics, Inc. sponsored ADR (a)	350	3,143
RF Micro Devices, Inc. (a)	11,151	41,816
Rubicon Technology, Inc. (a)(d)	951	8,007
Rudolph Technologies, Inc. (a)	1,086	10,143
SemiLEDs Corp. (a)	1,100	2,145
Semtech Corp. (a)	2,601	63,777
Sigma Designs, Inc. (a)	1,146	7,873
Silicon Image, Inc. (a)	3,261	15,425
Silicon Laboratories, Inc. (a)	1,634	62,484
Silicon Motion Technology Corp. sponsored ADR (a)	1,231	18,884
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,347	24,213
Skyworks Solutions, Inc. (a)	7,217	219,830
Spreadtrum Communications, Inc. ADR	1,556	30,747
SunPower Corp. (a)(d)	3,997	17,907
Supertex, Inc. (a)	494	8,541
Tessera Technologies, Inc.	1,821	27,807
Texas Instruments, Inc.	44,387	1,288,998
Tower Semiconductor Ltd. (a)	667	5,269
TranSwitch Corp. (a)	2,112	2,112
TriQuint Semiconductor, Inc. (a)	6,421	35,701
Ultra Clean Holdings, Inc. (a)	1,066	6,268
Ultratech, Inc. (a)	995	32,815
Veeco Instruments, Inc. (a)	1,502	51,519
Vimicro International Corp. sponsored ADR (a)	2,017	1,997
Volterra Semiconductor Corp. (a)	1,139	27,142
Xilinx, Inc.	10,052	340,863
		14,506,322
Software - 13.6%
Accelrys, Inc. (a)	2,308	17,749
ACI Worldwide, Inc. (a)	1,605	69,625
Activision Blizzard, Inc.	42,345	497,977
Actuate Corp. (a)	1,740	12,163
Adobe Systems, Inc. (a)	18,915	591,472
Advent Software, Inc. (a)	2,100	49,896
Allot Communications Ltd. (a)	1,273	33,633
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
American Software, Inc. Class A	846	$ 6,971
ANSYS, Inc. (a)	3,591	250,293
Ariba, Inc. (a)	3,861	172,548
AsiaInfo-Linkage, Inc. (a)	2,883	34,596
Aspen Technology, Inc. (a)	3,566	86,939
Autodesk, Inc. (a)	8,763	272,091
AutoNavi Holdings Ltd. ADR (a)	870	10,840
Blackbaud, Inc.	1,626	39,642
BluePhoenix Solutions Ltd. (a)	315	1,024
BMC Software, Inc. (a)	6,147	254,486
Bottomline Technologies, Inc. (a)	1,557	34,939
BroadSoft, Inc. (a)	1,060	38,383
CA Technologies, Inc.	17,875	465,286
Cadence Design Systems, Inc. (a)	10,371	136,897
Callidus Software, Inc. (a)	1,628	7,277
Changyou.com Ltd. (A Shares) ADR	374	8,692
Check Point Software Technologies Ltd. (a)	7,874	362,913
China TransInfo Technology Corp. (a)	870	4,872
Cinedigm Digital Cinema Corp. (a)	1,095	1,478
Citrix Systems, Inc. (a)	7,009	544,529
ClickSoftware Technologies Ltd.	1,103	8,835
CommVault Systems, Inc. (a)	1,770	89,243
Compuware Corp. (a)	9,002	90,020
Comverse Technology, Inc. (a)	8,000	48,000
Concur Technologies, Inc. (a)	2,071	149,940
Deltek, Inc. (a)	2,316	29,969
Descartes Systems Group, Inc. (a)	2,985	24,891
Digimarc Corp.	390	8,479
Ebix, Inc.	1,287	30,875
Electronic Arts, Inc. (a)	11,748	156,601
Eloqua, Inc.	1,149	16,075
Envivio, Inc.	1,510	3,971
EPIQ Systems, Inc.	1,500	17,580
ePlus, Inc. (a)	287	9,772
Evolving Systems, Inc.	1,325	8,493
FalconStor Software, Inc. (a)	2,536	4,641
Fortinet, Inc. (a)	5,700	151,107
Glu Mobile, Inc. (a)(d)	2,794	14,110
Guidance Software, Inc. (a)	1,292	13,553
Informatica Corp. (a)	4,100	133,660
Interactive Intelligence Group, Inc. (a)	1,041	30,772
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	11,172	$ 654,009
JDA Software Group, Inc. (a)	1,557	47,956
Jive Software, Inc.	2,493	37,619
KongZhong Corp. sponsored ADR (a)	1,000	6,770
Magic Software Enterprises Ltd. (a)	2,568	12,070
Majesco Entertainment Co. (a)	2,427	4,126
Manhattan Associates, Inc. (a)	835	42,234
Mentor Graphics Corp. (a)	4,154	68,666
MICROS Systems, Inc. (a)	3,100	157,046
Microsoft Corp.	322,445	9,937,755
MicroStrategy, Inc. Class A (a)	345	43,301
Mitek Systems, Inc. (a)	938	4,259
Monotype Imaging Holdings, Inc.	1,551	23,405
Motricity, Inc. (a)	1,688	760
Motricity, Inc. rights 10/3/12	1,800	18
Net 1 UEPS Technologies, Inc. (a)	2,000	19,120
NetScout Systems, Inc. (a)	1,700	40,375
NICE Systems Ltd. sponsored ADR (a)	1,581	49,454
Nuance Communications, Inc. (a)	11,437	272,772
Opnet Technologies, Inc.	1,026	32,032
Oracle Corp.	191,047	6,046,638
Parametric Technology Corp. (a)	4,688	99,620
Pegasystems, Inc.	1,363	36,842
Perfect World Co. Ltd. sponsored ADR Class B	1,575	17,624
Pervasive Software, Inc. (a)	1,606	13,362
Progress Software Corp. (a)	2,529	48,633
Proofpoint, Inc.	1,093	14,187
QAD, Inc.:
Class A	660	8,085
Class B	165	1,935
QLIK Technologies, Inc. (a)	3,200	67,680
Quest Software, Inc. (a)	3,243	90,642
RealPage, Inc. (a)	2,672	68,163
Retalix Ltd. (a)	786	16,113
Rovi Corp. (a)	4,276	65,594
Sapiens International Corp. NV (a)	2,318	8,693
Scientific Learning Corp. (a)	1,966	2,104
SeaChange International, Inc. (a)	1,311	10,698
Shanda Games Ltd. sponsored ADR	3,749	14,584
Smith Micro Software, Inc. (a)	1,336	2,244
Sonic Foundry, Inc. (a)	329	2,616
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sourcefire, Inc. (a)	1,143	$ 59,310
Splunk, Inc.	3,688	126,867
SS&C Technologies Holdings, Inc. (a)	2,835	62,880
Symantec Corp. (a)	27,461	489,630
Synchronoss Technologies, Inc. (a)	1,407	32,375
Synopsys, Inc. (a)	5,802	191,640
Take-Two Interactive Software, Inc. (a)	3,186	32,657
Tangoe, Inc. (a)	1,318	21,352
TeleCommunication Systems, Inc. Class A (a)	1,500	2,640
TeleNav, Inc. (a)	1,766	10,667
The9 Ltd. sponsored ADR (a)(d)	786	3,678
THQ, Inc. (a)	331	1,589
TIBCO Software, Inc. (a)	6,079	181,884
TigerLogic Corp. (a)	987	2,152
TiVo, Inc. (a)	4,553	41,387
Trunkbow International Holdings Ltd. (a)(d)	1,172	1,043
Ultimate Software Group, Inc. (a)	1,000	99,190
Vasco Data Security International, Inc. (a)	1,515	14,271
Verint Systems, Inc. (a)	1,388	39,738
Versant Corp. (a)	315	3,074
Wave Systems Corp. Class A (a)(d)	3,219	3,122
Websense, Inc. (a)	1,626	25,008
Zynga, Inc.	17,702	49,566
		24,633,322
TOTAL INFORMATION TECHNOLOGY		96,040,562
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	1,300	31,577
ADA-ES, Inc. (a)	307	7,199
American Pacific Corp. (a)	525	6,337
Balchem Corp.	1,200	43,776
Cereplast, Inc. (a)	450	91
Gulf Resources, Inc. (a)	1,170	1,369
Hawkins, Inc.	555	21,434
Innophos Holdings, Inc.	810	38,305
Innospec, Inc. (a)	1,020	32,089
Landec Corp. (a)	1,071	10,496
Material Sciences Corp. (a)	570	5,056
Methanex Corp.	3,696	110,158
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Penford Corp. (a)	476	$ 3,480
Senomyx, Inc. (a)	1,501	2,852
Sigma Aldrich Corp.	4,584	325,602
TPC Group, Inc. (a)	698	28,639
Yongye International, Inc. (a)(d)	2,000	8,220
Zoltek Companies, Inc. (a)	1,281	10,927
		687,607
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	1,191	13,935
United States Lime & Minerals, Inc. (a)	345	15,180
		29,115
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	300	15,105
Silgan Holdings, Inc.	2,770	116,146
		131,251
Metals & Mining - 0.5%
Century Aluminum Co. (a)	3,466	21,593
China Gerui Adv Mat Group Ltd. (a)	1,568	2,728
China Natural Resources, Inc. (a)	816	6,047
China Precision Steel, Inc. (a)(d)	159	429
Globe Specialty Metals, Inc.	2,759	40,254
Handy & Harman Ltd. (a)	800	11,224
Haynes International, Inc.	435	21,206
Horsehead Holding Corp. (a)	1,564	13,826
Kaiser Aluminum Corp.	821	45,853
Olympic Steel, Inc.	480	7,565
Pan American Silver Corp.	5,988	105,151
Randgold Resources Ltd. sponsored ADR	2,039	209,956
Royal Gold, Inc.	2,243	197,429
Schnitzer Steel Industries, Inc. Class A	866	23,919
Silver Standard Resources, Inc. (a)	3,316	49,176
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	750	1,350
Steel Dynamics, Inc.	8,500	103,870
Sutor Technology Group Ltd. (a)(d)	1,977	1,463
Universal Stainless & Alloy Products, Inc. (a)	265	9,514
		872,553
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,261	$ 13,747
Pope Resources, Inc. LP	261	13,457
		27,204
TOTAL MATERIALS		1,747,730
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	3,273	19,376
Alaska Communication Systems Group, Inc. (d)	2,052	4,412
Atlantic Tele-Network, Inc.	551	20,762
B Communications Ltd. (a)	1,052	3,072
Cbeyond, Inc. (a)	1,101	8,918
City Telecom (HK) Ltd. sponsored ADR	561	2,833
Cogent Communications Group, Inc.	1,770	34,692
Consolidated Communications Holdings, Inc.	1,601	26,064
Enternet Gold Golden Lines Ltd. (a)	720	1,447
FairPoint Communications, Inc. (a)	938	6,125
Frontier Communications Corp. (d)	39,000	180,180
General Communications, Inc. Class A (a)	1,471	12,974
Globalstar, Inc. (a)(d)	10,623	3,081
Hawaiian Telcom Holdco, Inc. (a)	350	6,010
HickoryTech Corp.	570	5,968
inContact, Inc. (a)	2,511	14,313
Iridium Communications, Inc. (a)	2,453	18,177
Lumos Networks Corp.	905	7,855
Neutral Tandem, Inc. (a)	1,292	14,212
ORBCOMM, Inc. (a)	1,486	5,231
Towerstream Corp. (a)(d)	1,587	6,808
tw telecom, inc. (a)	5,721	143,883
VocalTec Communications Ltd. (a)(d)	699	17,244
Warwick Valley Telephone Co.	571	7,988
Windstream Corp. (d)	22,140	218,522
		790,147
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series A sponsored ADR	592	15,001
Boingo Wireless, Inc. (a)	1,245	9,101
Clearwire Corp. Class A (a)(d)	17,737	28,379
Leap Wireless International, Inc. (a)	2,826	15,458
NII Holdings, Inc. (a)	6,689	41,739
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NTELOS Holdings Corp.	905	$ 15,539
Partner Communications Co. Ltd. ADR	576	2,448
SBA Communications Corp. Class A (a)	4,575	273,494
Shenandoah Telecommunications Co.	891	13,704
USA Mobility, Inc.	900	10,269
Vodafone Group PLC sponsored ADR	35,089	1,014,774
		1,439,906
TOTAL TELECOMMUNICATION SERVICES		2,230,053
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	813	40,195
Otter Tail Corp.	1,823	41,273
		81,468
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	483	9,515
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	1,565	2,097
Water Utilities - 0.0%
Artesian Resources Corp. Class A	375	8,303
Cadiz, Inc. (a)	1,179	9,621
Connecticut Water Service, Inc.	465	14,345
Consolidated Water Co., Inc.	705	5,753
Middlesex Water Co.	510	9,563
Tri-Tech Holding, Inc. (a)	258	988
York Water Co.	426	7,527
		56,100
TOTAL UTILITIES		149,180
TOTAL COMMON STOCKS (Cost $141,757,763)		181,045,669
Investment Companies - 0.0%

Horizon Technology Finance Corp. (Cost $4,710)	300	5,025
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	416,434	$ 416,434
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,760,404	3,760,404
TOTAL MONEY MARKET FUNDS (Cost $4,176,838)		4,176,838
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $145,939,311)		185,227,532
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(3,641,883)
NET ASSETS - 100%		$ 181,585,649
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 391
Fidelity Securities Lending Cash Central Fund	222,055
Total	$ 222,446
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,965,063	$ 29,958,546	$ -	$ 6,517
Consumer Staples	7,013,309	7,012,092	-	1,217
Energy	2,317,679	2,310,541	-	7,138
Financials	11,985,988	11,980,862	5,126	-
Health Care	22,414,303	22,414,274	-	29
Industrials	7,181,802	7,180,026	-	1,776
Information Technology	96,040,562	96,040,562	-	-
Materials	1,747,730	1,747,730	-	-
Telecommunication Services	2,230,053	2,230,053	-	-
Utilities	149,180	149,180	-	-
Investment Companies	5,025	5,025	-	-
Money Market Funds	4,176,838	4,176,838	-	-
Total Investments in Securities:	$ 185,227,532	$ 185,205,729	$ 5,126	$ 16,677
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $146,283,749. Net unrealized appreciation aggregated $38,943,783, of which $57,803,828 related to appreciated investment securities and $18,860,045 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012